UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (60.0%)

Consumer Discretionary (6.8%)
Time Warner, Inc.	1,462,796	26,667
Home Depot, Inc.	721,654	26,174
* Comcast Corp. Class A	645,778	23,797
The Walt Disney Co.	728,019	22,503
McDonald's Corp.	435,101	17,021
News Corp., Class A	832,206	16,353
Target Corp.	286,347	15,821
Lowe's Cos., Inc.	515,442	14,463
* Starbucks Corp.	268,450	9,141
Federated Department Stores, Inc.	192,498	8,318
* Viacom Inc. Class B	217,616	8,091
Best Buy Co., Inc.	144,374	7,733
Carnival Corp.	156,361	7,354
The McGraw-Hill Cos., Inc.	125,120	7,261
* Kohl's Corp.	107,153	6,956
CBS Corp.	234,316	6,601
Staples, Inc.	254,585	6,194
Harley-Davidson, Inc.	93,883	5,891
NIKE, Inc. Class B	64,655	5,665
J.C. Penney Co., Inc. (Holding Co.)	81,976	5,606
Omnicom Group Inc.	59,666	5,585
^ General Motors Corp.	158,184	5,261
Ford Motor Co.	631,373	5,108
Yum! Brands, Inc.	95,080	4,949
International Game Technology	118,519	4,919
Johnson Controls, Inc.	68,114	4,886
* DIRECTV Group, Inc.	246,471	4,851
* Sears Holdings Corp.	30,546	4,829
Clear Channel Communications, Inc.	167,157	4,822
* Liberty Media Corp. -Interactive A	234,534	4,780
Gannett Co., Inc.	83,113	4,723
Marriott International, Inc. Class A	122,106	4,718
* Coach, Inc.	134,620	4,631
TJX Cos., Inc.	159,847	4,481
Starwood Hotels &Resorts Worldwide, Inc.	75,920	4,342
Harrah's Entertainment, Inc.	61,327	4,074
* Office Depot, Inc.	100,605	3,994
* Liberty Media Corp. -Capital Series A	46,886	3,918
The Gap, Inc.	204,028	3,866
Fortune Brands, Inc.	51,241	3,849
* Bed Bath &Beyond, Inc.	98,659	3,775
Hilton Hotels Corp.	127,711	3,557
* Amazon.com, Inc.	109,592	3,520
Limited Brands, Inc.	124,600	3,301
Nordstrom, Inc.	74,188	3,138
Newell Rubbermaid, Inc.	96,725	2,739
Wendy's International, Inc.	40,661	2,724
Mattel, Inc.	136,063	2,680
Genuine Parts Co.	60,374	2,604
* Univision Communications Inc.	74,556	2,560
* Las Vegas Sands Corp.	37,100	2,536
* Apollo Group, Inc. Class A	51,178	2,520
NTL Inc.	96,010	2,442
Pulte Homes, Inc.	76,232	2,429
* Comcast Corp. Special Class A	64,798	2,385
H &R Block, Inc.	109,026	2,370
* EchoStar Communications Corp. Class A	71,959	2,356
D. R. Horton, Inc.	98,298	2,354
Whirlpool Corp.	27,231	2,290
Sherwin-Williams Co.	40,339	2,250
Eastman Kodak Co.	100,371	2,248
VF Corp.	30,685	2,238
Centex Corp.	42,440	2,233
* IAC/InterActiveCorp	76,108	2,189
Abercrombie &Fitch Co.	30,663	2,130
Black &Decker Corp.	26,684	2,117
Darden Restaurants Inc.	49,501	2,102
* AutoZone Inc.	20,100	2,076
American Eagle Outfitters, Inc.	47,070	2,063
Garmin Ltd.	41,600	2,029
* Wyndham Worldwide Corp.	70,386	1,969
Tribune Co.	58,890	1,927
Michaels Stores, Inc.	43,878	1,910
Harman International Industries, Inc.	22,386	1,868
Lennar Corp. Class A	41,165	1,863
* MGM Mirage, Inc.	44,850	1,771
* Liberty Global, Inc. Class A	68,566	1,765
*^ Sirius Satellite Radio, Inc.	444,852	1,739
Royal Caribbean Cruises, Ltd.	44,780	1,738
Cablevision Systems NY Group Class A	75,601	1,717
* Liberty Global, Inc. Series C	65,245	1,635
Tiffany &Co.	49,163	1,632
Leggett &Platt, Inc.	63,658	1,593
* Lamar Advertising Co. Class A	29,241	1,562
* CarMax, Inc.	37,021	1,544
Circuit City Stores, Inc.	61,183	1,536
Family Dollar Stores, Inc.	52,084	1,523
* Interpublic Group of Cos., Inc.	153,566	1,520
E.W. Scripps Co. Class A	31,258	1,498
Liz Claiborne, Inc.	36,529	1,443
* Mohawk Industries, Inc.	19,092	1,421
Washington Post Co. Class B	1,924	1,418
Dollar General Corp.	103,538	1,411
Polo Ralph Lauren Corp.	21,498	1,391
Foot Locker, Inc.	54,232	1,369
PetSmart, Inc.	48,903	1,357
* Chico's FAS, Inc.	62,564	1,347
* Expedia, Inc.	85,886	1,347
* Discovery Holding Co. Class A	88,893	1,285
Jones Apparel Group, Inc.	39,340	1,276
Hasbro, Inc.	55,915	1,272
Ross Stores, Inc.	50,015	1,271
The Stanley Works	25,485	1,270
KB Home	27,818	1,218
Advance Auto Parts, Inc.	36,985	1,218
* Wynn Resorts Ltd.	17,554	1,194
Brinker International, Inc.	29,567	1,185
* XM Satellite Radio Holdings, Inc.	91,079	1,174
BorgWarner, Inc.	20,266	1,159
* Toll Brothers, Inc.	41,076	1,153
ServiceMaster Co.	101,521	1,138
* O'Reilly Automotive, Inc.	33,581	1,115
Williams-Sonoma, Inc.	34,417	1,115
* AutoNation, Inc.	53,060	1,109
* Dollar Tree Stores, Inc.	35,468	1,098
New York Times Co. Class A	47,708	1,096
Station Casinos, Inc.	18,627	1,077
* AnnTaylor Stores Corp.	25,428	1,064
Brunswick Corp.	33,308	1,039
OfficeMax, Inc.	25,057	1,021
* ITT Educational Services, Inc.	15,302	1,015
* R.H. Donnelley Corp.	18,439	975
Service Corp. International	104,359	975
* NVR, Inc.	1,766	945
* Getty Images, Inc.	18,773	933
* Penn National Gaming, Inc.	25,176	919
Claire's Stores, Inc.	31,441	917
RadioShack Corp.	45,337	875
Snap-On Inc.	19,435	866
The McClatchy Co. Class A	19,497	823
* Laureate Education Inc.	17,166	822
* The Goodyear Tire &Rubber Co.	56,357	817
Phillips-Van Heusen Corp.	19,500	815
* Big Lots Inc.	39,342	779
Weight Watchers International, Inc.	17,536	778
* Scientific Games Corp.	24,094	766
* Career Education Corp.	34,038	766
OSI Restaurant Partners, Inc.	23,949	759
Barnes &Noble, Inc.	19,993	759
Boyd Gaming Corp.	19,656	756
* Hanesbrands Inc.	33,482	754
Dillard's Inc.	22,695	743
Saks Inc.	42,651	737
Gentex Corp.	51,854	737
* The Cheesecake Factory Inc.	26,492	720
SCP Pool Corp.	18,578	715
* Sonic Corp.	31,491	712
* Rent-A-Center, Inc.	24,270	711
Ryland Group, Inc.	16,130	697
* Aztar Corp.	12,700	673
* Nutri/System Inc.	10,790	672
Meredith Corp.	13,489	665
* Jack in the Box Inc.	12,400	647
Men's Wearhouse, Inc.	17,092	636
Dow Jones &Co., Inc.	18,911	634
* Gaylord Entertainment Co.	14,340	629
* Panera Bread Co.	10,700	623
* Urban Outfitters, Inc.	34,900	617
* Charming Shoppes, Inc.	42,956	613
Polaris Industries, Inc.	14,690	604
* Dick's Sporting Goods, Inc.	12,963	590
* GameStop Corp. Class A	12,733	589
* Tractor Supply Co.	12,149	586
Sotheby's	18,174	586
Ruby Tuesday, Inc.	20,733	584
* Payless ShoeSource, Inc.	23,250	579
Regis Corp.	16,112	578
Applebee's International, Inc.	26,539	571
* PETCO Animal Supplies, Inc.	19,700	564
* Aeropostale, Inc.	19,300	564
* Coldwater Creek Inc.	19,518	561
Standard Pacific Corp.	23,738	558
Orient-Express Hotel Ltd.	14,900	557
Beazer Homes USA, Inc.	14,100	550
MDC Holdings, Inc.	11,740	545
* Jarden Corp.	16,193	534
Wolverine World Wide, Inc.	18,775	532
* Timberland Co.	18,468	531
Strayer Education, Inc.	4,900	530
Choice Hotel International, Inc.	12,900	528
Thor Industries, Inc.	12,782	526
International Speedway Corp.	10,555	526
* The Children's Place Retail Stores, Inc.	8,200	525
* Quiksilver, Inc.	43,040	523
* Marvel Entertainment, Inc.	21,501	519
Belo Corp. Class A	31,350	496
Lear Corp.	23,819	493
Harte-Hanks, Inc.	18,699	493
* Pinnacle Entertainment, Inc.	17,300	486
John Wiley &Sons Class A	13,398	482
* The Gymboree Corp.	11,400	481
* Zale Corp.	17,298	480
* Life Time Fitness, Inc.	10,272	475
Borders Group, Inc.	22,617	461
* DeVry, Inc.	21,668	461
* Tween Brands, Inc.	11,798	444
* priceline.com, Inc.	12,022	442
CBRL Group, Inc.	10,923	442
* GameStop Corp. Class B	9,741	436
American Greetings Corp. Class A	18,744	433
* Under Armour, Inc.	10,782	431
* The Pantry, Inc.	7,600	428
Matthews International Corp.	11,514	424
Reader's Digest Association, Inc.	32,700	424
Catalina Marketing Corp.	15,277	420
Christopher &Banks Corp.	14,202	419
* Bright Horizons Family Solutions, Inc.	10,000	417
* Select Comfort Corp.	18,937	414
The Yankee Candle Co., Inc.	14,150	414
* Rare Hospitality International Inc.	13,338	408
Arbitron Inc.	10,983	406
* Carter's, Inc.	15,388	406
* Guitar Center, Inc.	8,952	400
* CEC Entertainment Inc.	12,575	396
* Pacific Sunwear of California, Inc.	26,248	396
Winnebago Industries, Inc.	12,542	394
* DreamWorks Animation SKG, Inc.	15,708	391
* Live Nation	19,057	389
* Fossil, Inc.	17,804	383
Group 1 Automotive, Inc.	7,651	382
* Scholastic Corp.	12,200	380
Ethan Allen Interiors, Inc.	10,959	380
* Hibbett Sporting Goods, Inc.	14,418	377
* Tenneco Automotive, Inc.	15,960	373
Jackson Hewitt Tax Service Inc.	12,400	372
* LKQ Corp.	16,860	370
* Visteon Corp.	45,252	369
Warner Music Group Corp.	14,212	369
Tupperware Corp.	18,490	360
*^ Netflix.com, Inc.	15,638	356
* The Dress Barn, Inc.	16,288	355
Callaway Golf Co.	26,904	353
* Meritage Corp.	8,400	350
Regal Entertainment Group Class A	17,600	349
* Corinthian Colleges, Inc.	31,391	339
* Hovnanian Enterprises Inc. Class A	11,276	331
Lee Enterprises, Inc.	13,098	331
* P.F. Chang's China Bistro, Inc.	9,500	330
Bob Evans Farms, Inc.	10,833	328
* Shuffle Master, Inc.	11,913	322
* Papa John's International, Inc.	8,900	321
United Auto Group, Inc.	13,600	318
Steven Madden, Ltd.	8,087	317
Furniture Brands International Inc.	16,573	316
*^ Cabela's Inc.	14,500	315
Building Materials Holding Corp.	12,100	315
Stage Stores, Inc.	10,562	310
Entercom Communications Corp.	12,294	310
* RCN Corp.	10,935	309
ADVO, Inc.	11,051	309
* Vail Resorts Inc.	7,700	308
Domino's Pizza, Inc.	12,000	308
ArvinMeritor, Inc.	21,481	306
* Valassis Communications, Inc.	17,258	305
* The Warnaco Group, Inc.	15,600	302
Brown Shoe Co., Inc.	8,250	296
* Columbia Sportswear Co.	5,284	295
Modine Manufacturing Co.	11,838	288
CKE Restaurants Inc.	16,851	282
IHOP Corp.	6,051	280
Aaron Rents, Inc. Class B	12,175	280
* Gemstar-TV Guide International, Inc.	83,311	277
K-Swiss, Inc.	9,200	277
* Genesco, Inc.	8,000	276
* Bally Technologies Inc.	15,635	275
Media General, Inc. Class A	7,157	270
Kellwood Co.	9,100	262
Oxford Industries, Inc.	6,100	262
* Tempur-Pedic International Inc.	15,236	262
* TRW Automotive Holdings Corp.	10,700	258
* Guess ?, Inc.	5,300	257
* Interactive Data Corp.	12,233	244
American Axle &Manufacturing Holdings, Inc.	14,536	243
* WMS Industries, Inc.	8,300	242
^ La-Z-Boy Inc.	17,047	238
Ameristar Casinos, Inc.	10,954	238
Sonic Automotive, Inc.	10,099	233
* Alderwoods Group, Inc.	11,681	232
* TiVo Inc.	30,250	230
* Blockbuster Inc. Class A	59,686	229
Speedway Motorsports, Inc.	6,285	229
* 99 Cents Only Stores	19,329	229
* Interface, Inc.	17,743	229
^ Cooper Tire &Rubber Co.	22,693	228
Blyth, Inc.	9,324	227
* Ryan's Restaurant Group, Inc.	14,250	226
Cato Corp. Class A	10,198	223
Finish Line, Inc.	17,675	223
Landry's Restaurants, Inc.	7,384	223
The Pep Boys (Manny, Moe &Jack)	17,240	222
Kimball International, Inc. Class B	11,460	221
Big 5 Sporting Goods Corp.	9,700	221
* Six Flags, Inc.	41,679	218
Talbots Inc.	7,978	217
* Red Robin Gourmet Burgers, Inc.	4,700	217
Pier 1 Imports Inc.	28,984	215
* Smith &Wesson Holding Corp.	15,460	215
* Steiner Leisure Ltd.	5,085	214
* CSK Auto Corp.	15,110	213
*^ WCI Communities, Inc.	12,150	212
* Keystone Automotive Industries, Inc.	5,411	206
* VistaPrint Ltd.	7,878	204
* The Wet Seal, Inc. Class A	32,875	202
* Cox Radio, Inc.	12,678	195
Stewart Enterprises, Inc. Class A	33,000	193
Hearst-Argyle Television Inc.	8,411	193
* RC2 Corp.	5,700	191
Triarc Cos., Inc. Class B	12,507	189
bebe stores, inc	7,350	182
* Iconix Brand Group Inc.	11,290	182
* Skechers U.S.A., Inc.	7,700	181
* Casual Male Retail Group, Inc.	13,150	181
* Champion Enterprises, Inc.	26,000	179
* Texas Roadhouse, Inc.	14,600	179
* Charter Communications, Inc.	117,432	178
Movado Group, Inc.	6,976	177
* California Pizza Kitchen, Inc.	5,900	177
Ambassadors Group, Inc.	6,200	175
*^ Krispy Kreme Doughnuts, Inc.	21,597	175
Westwood One, Inc.	24,568	174
Tuesday Morning Corp.	12,473	173
The Marcus Corp.	7,500	172
* Hot Topic, Inc.	15,369	171
Fred's, Inc.	13,350	168
Lone Star Steakhouse &Saloon, Inc.	6,000	167
The Stride Rite Corp.	11,900	166
* Deckers Outdoor Corp.	3,500	166
* Charlotte Russe Holding Inc.	6,000	165
* Harris Interactive Inc.	27,000	165
Citadel Broadcasting Corp.	17,300	163
* K2 Inc.	13,764	161
* Zumiez Inc.	5,956	161
CPI Corp.	3,300	160
Stein Mart, Inc.	10,466	159
* Helen of Troy Ltd.	9,000	158
* Source Interlink Cos., Inc.	16,591	158
* Vertrue Inc.	4,000	157
* Steak n Shake Co.	9,282	157
* Exide Technologies	41,523	155
Pre-Paid Legal Services, Inc.	3,880	154
* Jos. A. Bank Clothiers, Inc.	5,125	154
*^ Blue Nile Inc.	4,207	153
Bandag, Inc.	3,693	152
* Interstate Hotels &Resorts, Inc.	13,982	151
* Cumulus Media Inc.	15,330	147
* Universal Technical Institute Inc.	8,178	146
* Mediacom Communications Corp.	20,480	146
* MarineMax, Inc.	5,700	145
Cherokee Inc.	3,938	144
Sun-Times Media Group, Inc.	21,809	144
* GSI Commerce, Inc.	9,627	143
* JAKKS Pacific, Inc.	7,961	142
Lennar Corp. Class B	3,364	141
Lithia Motors, Inc.	5,600	138
* ValueVision Media, Inc.	11,940	138
M/I Homes, Inc.	3,900	138
* Entravision Communications Corp.	18,529	138
* Fleetwood Enterprises, Inc.	20,400	137
^ Nautilus Inc.	9,900	136
* Radio One, Inc. Class D	21,700	136
* O'Charley's Inc.	7,039	134
Oakley, Inc.	7,788	133
* Aftermarket Technology Corp.	7,429	132
* Blount International, Inc.	12,937	130
* Emmis Communications, Inc.	10,365	127
Haverty Furniture Cos., Inc.	7,948	127
* Mothers Work, Inc.	2,634	127
^ Brookfield Homes Corp.	4,479	126
^ Superior Industries International, Inc.	7,479	126
* LodgeNet Entertainment Corp.	6,600	125
Journal Communications, Inc.	11,039	124
Courier Corp.	3,348	124
* Isle of Capri Casinos, Inc.	5,797	122
* DSW Inc. Class A	3,851	121
* Systemax Inc.	7,500	120
* Midas Inc.	5,783	120
Asbury Automotive Group, Inc.	5,800	119
* BJ's Restaurants Inc.	5,356	118
* Avatar Holding, Inc.	1,994	118
The Buckle, Inc.	3,100	118
* Trump Entertainment Resorts, Inc.	6,858	116
* Drew Industries, Inc.	4,600	116
Sinclair Broadcast Group, Inc.	14,800	116
* Sturm, Ruger &Co., Inc.	14,976	116
Churchill Downs, Inc.	2,700	114
* Stamps.com Inc.	5,950	113
* Benihana Inc. Class A	3,860	112
* CKX, Inc.	8,973	112
Monro Muffler Brake, Inc.	3,280	112
* Audiovox Corp.	7,998	111
* AFC Enterprises, Inc.	7,585	110
Martha Stewart Living Omnimedia, Inc.	6,130	109
World Wrestling Entertainment, Inc.	6,600	108
* Famous Dave's of America, Inc.	7,050	107
* Jo-Ann Stores, Inc.	6,335	106
* Leapfrog Enterprises, Inc.	13,180	105
Skyline Corp.	2,700	103
Monaco Coach Corp.	9,194	102
Triarc Cos., Inc. Class A	6,100	101
Sauer-Danfoss, Inc.	4,200	101
National Presto Industries, Inc.	1,820	101
* Universal Electronics, Inc.	5,289	100
* Great Wolf Resorts, Inc.	8,318	99
* Riviera Holdings Corp.	4,800	98
* ProQuest Co.	7,489	98
UniFirst Corp.	3,100	97
* New York &Co., Inc.	7,400	97
* Alloy, Inc.	7,975	94
Arctic Cat, Inc.	5,600	93
* drugstore.com, Inc.	26,800	92
* A.C. Moore Arts &Crafts, Inc.	4,858	92
* Rentrak Corp.	8,000	91
* Progressive Gaming International Corp.	11,136	91
* dELiA*S, Inc.	11,858	91
Standard Motor Products, Inc.	7,500	90
* Retail Ventures, Inc.	5,800	89
Kenneth Cole Productions, Inc.	3,650	89
*^ Build-A-Bear-Workshop, Inc.	3,900	89
* Radio One, Inc.	14,000	87
*^ Citi Trends Inc.	2,500	86
* Cost Plus, Inc.	7,100	85
* Russ Berrie and Co., Inc.	5,538	84
* Restoration Hardware, Inc.	9,701	84
* Reading International Inc. Class A	10,600	84
* Volcom, Inc.	3,714	84
* GenTek, Inc.	3,032	84
* Morningstar, Inc.	2,264	84
* Cavco Industries, Inc.	2,610	82
* INVESTools Inc.	7,669	82
* Fisher Communications, Inc.	1,960	81
Stanley Furniture Co., Inc.	3,800	81
Journal Register Co.	14,275	81
* 4Kids Entertainment Inc.	4,900	81
* Buffalo Wild Wings Inc.	2,100	80
Dover Downs Gaming &Entertainment, Inc.	6,583	80
* Youbet.com, Inc.	21,280	80
* Ruth's Chris Steak House	4,202	79
^ Charles &Colvard Ltd.	6,925	79
* Monarch Casino &Resort, Inc.	4,000	78
*^ True Religion Apparel, Inc.	3,657	77
* Multimedia Games Inc.	8,500	77
* Lin TV Corp.	9,878	77
* Rent-Way, Inc.	7,300	77
* MTR Gaming Group Inc.	8,137	76
* Unifi, Inc.	31,670	76
* Perry Ellis International Corp.	2,461	76
* Luby's, Inc.	7,600	75
*^ Overstock.com, Inc.	4,262	75
* Empire Resorts Inc.	10,297	74
* Cosi, Inc.	13,580	73
Handleman Co.	9,500	72
Gray Television, Inc.	11,200	72
* Denny's Corp.	20,912	71
* Bluegreen Corp.	6,200	71
* Cache, Inc.	3,950	71
Spartan Motors, Inc.	3,729	70
* Mossimo, Inc.	8,800	69
* Lodgian, Inc.	5,200	69
* 1-800 Contacts, Inc.	4,592	69
Technical Olympic USA, Inc.	6,953	68
* Playboy Enterprises, Inc. Class B	7,200	68
* Friendly Ice Cream Corp.	6,300	68
* Strattec Security Corp.	1,725	66
Bon-Ton Stores, Inc.	2,200	65
Traffix, Inc.	12,450	65
* Applica Inc.	12,000	65
* Shoe Carnival, Inc.	2,550	64
Levitt Corp. Class A	5,449	64
* Saga Communications, Inc.	8,100	63
* McCormick &Schmick's Seafood Restaurants, Inc.	2,760	62
* Steinway Musical Instruments Inc.	2,200	62
* REX Stores Corp.	4,300	61
Bassett Furniture Industries, Inc.	3,700	60
CSS Industries, Inc.	2,010	60
Lifetime Brands, Inc.	3,200	59
* West Marine, Inc.	4,100	57
* Conn's, Inc.	2,700	56
* Magna Entertainment Corp. Class A	12,013	56
*^ Daily Journal Corp.	1,428	55
*^ Palm Harbor Homes, Inc.	3,600	54
* Hartmarx Corp.	7,700	52
* PRIMEDIA Inc.	34,157	52
Coachmen Industries, Inc.	4,740	51
*^ America's Car-Mart, Inc.	3,100	51
* Educate, Inc.	6,312	50
* Syms Corp.	2,463	50
* Ashworth, Inc.	7,293	50
Marine Products Corp.	5,136	50
* Spanish Broadcasting System, Inc.	11,100	49
Blair Corp.	1,855	48
*^ Escala Group, Inc.	8,740	48
Libbey, Inc.	4,200	47
Tarragon Corp.	4,500	47
* Lazare Kaplan International, Inc.	4,741	46
* Maidenform Brands, Inc.	2,400	46
* 1-800-FLOWERS.COM, Inc.	8,637	45
* Knology, Inc.	4,555	45
Salem Communications Corp.	3,960	45
Carmike Cinemas, Inc.	2,600	45
* PetMed Express, Inc.	4,200	44
* Fuel Systems Solutions, Inc.	3,442	44
California Coastal Communities, Inc.	2,111	43
* Trans World Entertainment Corp.	7,150	43
* Gaiam, Inc.	3,341	43
* Regent Communications, Inc.	11,300	43
Cutter &Buck Inc.	4,426	43
* Sharper Image Corp.	4,100	42
Ambassadors International, Inc.	1,300	41
Koss Corp.	2,101	41
* Century Casinos, Inc.	4,100	41
* United Retail Group, Inc.	2,200	40
* Stoneridge, Inc.	5,600	40
* Viacom Inc. Class A	1,040	39
* Audible, Inc.	5,300	38
* Tweeter Home Entertainment Group, Inc.	8,400	38
* Virco Manufacturing Corp.	7,736	38
Cadmus Communications Corp.	2,400	36
* Lenox Group, Inc.	5,805	35
* Carriage Services, Inc.	7,400	34
Noble International, Ltd.	2,700	34
*^ Navarre Corp.	8,214	33
Deb Shops, Inc.	1,285	33
* Buca, Inc.	6,206	33
* Design Within Reach Inc.	5,339	32
* Fedders Corp.	25,590	32
* Rubio's Restaurants, Inc.	3,622	32
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	32
* Hayes Lemmerz International, Inc.	14,200	32
* Kirkland's, Inc.	6,400	31
* Blockbuster Inc. Class B	8,811	31
Beasley Broadcast Group, Inc.	4,235	30
CBS Corp. Class A	1,040	29
* Emerson Radio Corp.	9,600	29
Dover Motorsports, Inc.	5,200	28
*^ Bally Total Fitness Holding Corp.	18,127	27
S&K Famous Brands Inc.	2,016	27
* Nexstar Broadcasting Group, Inc.	6,817	27
* DG FastChannel Inc.	2,419	26
Books-a-Million Inc.	1,400	25
Superior Uniform Group, Inc.	2,008	25
Bandag, Inc. Class A	687	24
* The Princeton Review, Inc.	4,500	23
*^ Home Solutions of America	4,200	23
* Pomeroy IT Solutions, Inc.	2,700	22
* Bombay Co.	15,079	21
* New Frontier Media, Inc.	2,500	21
* iRobot Corp.	945	19
* Fairchild Corp.	7,141	19
* FTD Group, Inc.	1,200	19
* Hancock Fabrics, Inc.	6,300	18
Orleans Homebuilders, Inc.	1,500	18
*^ Movie Gallery, Inc.	8,618	17
Escalade, Inc.	1,686	17
Craftmade International, Inc.	960	16
* Core-Mark Holding Co., Inc.	500	16
* Directed Electronics Inc.	1,000	15
* The Dixie Group, Inc.	1,011	15
* Young Broadcasting Inc.	5,997	14
* Hollywood Media Corp.	3,400	13
* Dorman Products, Inc.	1,217	12
* Shiloh Industries, Inc.	900	12
* Rocky Brands Inc.	1,000	12
* ION Media Networks, Inc.	14,597	12
* Proliance International Inc.	2,412	11
* Wilsons The Leather Experts Inc.	4,000	11
* Syntax-Brillian Corp.	2,225	10
* Image Entertainment, Inc.	3,000	10
* The Smith &Wollensky Restaurant Group, Inc.	2,284	10
Flexsteel Industries, Inc.	701	9
News Corp., Class B	400	8
* Triple Crown Media, Inc.	1,120	8
* Pegasus Communications Corp.	4,045	8
Xerium Technologies Inc.	700	8
* Comstock Homebuilding Cos., Inc.	1,367	7
* Mity-Lite Inc.	400	7
Collectors Universe, Inc.	500	7
* Dominion Homes, Inc.	1,000	6
* WPT Enterprises Inc.	1,600	6
* Gander Mountain Co.	800	6
* Tarrant Apparel Group, Inc.	3,500	5
* Concord Camera Corp.	8,900	4
* Red Lion Hotels Corp.	400	4
Cobra Electronics Corp.	398	3
* PC Mall, Inc.	400	3
* Dura Automotive Systems, Inc.	8,693	2
* Culp, Inc.	400	2
* Innovo Group Inc.	4,000	2
* Celebrate Express, Inc.	100	1
* EVCI Career Colleges Holding Corp.	1,701	1
* Outdoor Channel Holdings Inc.	100	1
* Amerigon Inc.	100	1
* Tag-It Pacific, Inc.	600	1
* Varsity Group Inc.	100	0
* SPAR Group, Inc.	300	0
* Gadzooks, Inc.	4,700	0
*^ RCN Corp.	21	0

		592,417

Consumer Staples (4.9%)
The Procter &Gamble Co.	1,145,781	71,016
Altria Group, Inc.	729,056	55,809
Wal-Mart Stores, Inc.	873,016	43,057
PepsiCo, Inc.	577,000	37,655
The Coca-Cola Co.	740,233	33,074
Walgreen Co.	352,633	15,653
Anheuser-Busch Cos., Inc.	269,842	12,820
Colgate-Palmolive Co.	179,945	11,175
Kimberly-Clark Corp.	160,501	10,490
CVS Corp.	286,166	9,192
Costco Wholesale Corp.	164,756	8,185
Archer-Daniels-Midland Co.	205,931	7,801
Sysco Corp.	216,261	7,234
General Mills, Inc.	118,271	6,694
The Kroger Co.	240,133	5,557
H.J. Heinz Co.	117,112	4,911
Avon Products, Inc.	157,429	4,827
Safeway, Inc.	157,426	4,778
ConAgra Foods, Inc.	181,609	4,446
Kellogg Co.	89,421	4,428
Sara Lee Corp.	265,863	4,272
Reynolds American Inc.	61,930	3,838
The Clorox Co.	52,678	3,319
The Hershey Co.	58,318	3,117
UST, Inc.	56,420	3,094
Whole Foods Market, Inc.	48,972	2,910
Campbell Soup Co.	78,755	2,875
Kraft Foods Inc.	76,014	2,711
Bunge Ltd.	41,675	2,415
SuperValu Inc.	71,458	2,119
Loews Corp. -Carolina Group	37,769	2,092
* Constellation Brands, Inc. Class A	69,640	2,004
* Dean Foods Co.	47,456	1,994
Coca-Cola Enterprises, Inc.	91,160	1,899
Wm. Wrigley Jr. Co.	40,803	1,879
The Pepsi Bottling Group, Inc.	49,340	1,752
Molson Coors Brewing Co. Class B	24,743	1,705
Estee Lauder Cos. Class A	42,026	1,695
McCormick &Co., Inc.	41,267	1,567
* Energizer Holdings, Inc.	20,488	1,475
Alberto-Culver Co. Class B	27,755	1,404
Tyson Foods, Inc.	85,676	1,361
Brown-Forman Corp. Class B	15,925	1,221
* Smithfield Foods, Inc.	35,339	955
Hormel Foods Corp.	26,497	953
J.M. Smucker Co.	19,638	942
Church &Dwight, Inc.	22,855	894
Corn Products International, Inc.	26,200	853
* Rite Aid Corp.	169,338	769
* Hansen Natural Corp.	22,700	737
Del Monte Foods Co.	70,503	737
* BJ's Wholesale Club, Inc.	23,966	699
* NBTY, Inc.	20,244	593
Wm. Wrigley Jr. Co. Class B	12,050	554
Flowers Foods, Inc.	19,746	531
* Herbalife Ltd.	13,600	515
Delta &Pine Land Co.	12,575	509
PepsiAmericas, Inc.	23,301	497
Longs Drug Stores, Inc.	10,050	462
* Ralcorp Holdings, Inc.	9,233	445
* United Natural Foods, Inc.	14,100	437
Lancaster Colony Corp.	9,451	423
Pilgrim's Pride Corp.	15,144	414
Nu Skin Enterprises, Inc.	20,701	363
* Performance Food Group Co.	12,835	361
Casey's General Stores, Inc.	16,100	359
* Hain Celestial Group, Inc.	13,735	351
* Gold Kist Inc.	15,901	331
Universal Corp. (VA)	8,900	325
* Central Garden and Pet Co.	6,475	312
Ruddick Corp.	11,609	302
Tootsie Roll Industries, Inc.	8,387	246
* TreeHouse Foods Inc.	9,911	234
Sanderson Farms, Inc.	6,919	224
* Central European Distribution Corp.	9,150	214
Seaboard Corp.	177	213
* Playtex Products, Inc.	15,500	208
*^ USANA Health Sciences, Inc.	4,350	194
Chiquita Brands International, Inc.	14,136	189
* Chattem, Inc.	5,305	186
WD-40 Co.	5,012	179
Andersons, Inc.	4,800	164
Lance, Inc.	7,300	161
* Wild Oats Markets Inc.	9,811	159
J &J Snack Foods Corp.	5,000	156
The Great Atlantic &Pacific Tea Co., Inc.	6,200	149
Vector Group Ltd.	8,776	142
* Elizabeth Arden, Inc.	8,538	138
The Topps Co., Inc.	15,382	138
Weis Markets, Inc.	3,352	133
Nash-Finch Co.	5,656	133
Reddy Ice Holdings, Inc.	5,413	131
Spartan Stores, Inc.	7,200	122
* Spectrum Brands Inc.	12,900	109
* Boston Beer Co., Inc. Class A	3,300	108
Mannatech, Inc.	5,950	105
Coca-Cola Bottling Co.	1,700	105
* Alliance One International, Inc.	25,388	104
Arden Group Inc. Class A	890	104
* Peet's Coffee &Tea Inc.	4,134	103
* Pathmark Stores, Inc.	9,844	98
Alico, Inc.	1,667	98
Premium Standard Farms Inc.	4,861	93
* Prestige Brands Holdings Inc.	7,635	85
* Green Mountain Coffee Roasters, Inc.	2,290	84
* Smart &Final Inc.	4,700	80
Inter Parfums, Inc.	4,150	79
* American Italian Pasta Co.	10,020	78
* Griffin Land &Nurseries, Inc.	2,257	68
* Darling International, Inc.	15,800	66
National Beverage Corp.	4,800	57
* Medifast, Inc.	6,400	56
Ingles Markets, Inc.	2,100	55
* Lifeway Foods, Inc.	7,822	54
Farmer Brothers, Inc.	2,598	53
* Zapata Corp.	7,800	53
MGP Ingredients, Inc.	2,300	49
* John B. Sanfilippo &Son, Inc.	4,200	43
* Star Scientific, Inc.	13,862	43
* Revlon, Inc. Class A	37,262	42
Oil-Dri Corp. of America	2,500	38
Imperial Sugar Co.	1,200	37
* Omega Protein Corp.	4,700	31
*^ Parlux Fragrances, Inc.	5,800	30
Diamond Foods, Inc.	1,933	28
* Jones Soda Co.	2,300	21
* Schiff Nutrition International, Inc.	2,700	19
* PriceSmart, Inc.	1,139	17
* Integrated Biopharma, Inc.	1,900	15
* Monterey Pasta Co.	2,700	10
Calavo Growers, Inc.	300	3
* Vermont Pure Holdings, Ltd.	800	1
* Hines Horticulture, Inc.	500	1

		433,279

Energy (5.4%)
ExxonMobil Corp.	2,112,571	141,754
Chevron Corp.	773,907	50,196
ConocoPhillips Co.	547,463	32,590
Schlumberger Ltd.	411,972	25,555
Occidental Petroleum Corp.	299,012	14,385
Valero Energy Corp.	215,184	11,076
Halliburton Co.	360,430	10,254
Marathon Oil Corp.	126,747	9,747
Devon Energy Corp.	146,114	9,227
* Transocean Inc.	113,623	8,321
Baker Hughes, Inc.	119,174	8,128
Apache Corp.	115,541	7,302
Anadarko Petroleum Corp.	155,356	6,809
EOG Resources, Inc.	84,756	5,513
XTO Energy, Inc.	120,900	5,094
* Weatherford International Ltd.	121,867	5,084
Williams Cos., Inc.	208,107	4,968
GlobalSantaFe Corp.	85,339	4,266
Chesapeake Energy Corp.	138,978	4,028
Kinder Morgan, Inc.	37,349	3,916
Hess Corp.	88,251	3,655
* National Oilwell Varco Inc.	61,191	3,583
Peabody Energy Corp.	92,596	3,406
BJ Services Co.	112,420	3,387
El Paso Corp.	243,286	3,318
* Nabors Industries, Inc.	108,466	3,227
Noble Corp.	48,090	3,086
Smith International, Inc.	74,764	2,901
Sunoco, Inc.	46,364	2,883
Noble Energy, Inc.	61,958	2,825
Murphy Oil Corp.	58,662	2,789
* Ultra Petroleum Corp.	54,200	2,608
ENSCO International, Inc.	53,704	2,354
CONSOL Energy, Inc.	65,100	2,066
* Cameron International Corp.	40,320	1,948
Pioneer Natural Resources Co.	45,160	1,767
* Southwestern Energy Co.	59,000	1,762
* Newfield Exploration Co.	45,252	1,744
* Grant Prideco, Inc.	45,704	1,738
Diamond Offshore Drilling, Inc.	22,471	1,626
* Pride International, Inc.	56,506	1,549
Patterson-UTI Energy, Inc.	59,957	1,425
Tesoro Petroleum Corp.	23,900	1,386
Arch Coal, Inc.	45,576	1,318
* FMC Technologies Inc.	23,884	1,283
Rowan Cos., Inc.	38,995	1,233
* Denbury Resources, Inc.	42,000	1,214
* Plains Exploration &Production Co.	27,385	1,175
Range Resources Corp.	46,148	1,165
Cimarex Energy Co.	29,257	1,030
* Helix Energy Solutions Group, Inc.	30,572	1,021
Frontier Oil Corp.	37,964	1,009
Tidewater Inc.	19,504	862
Helmerich &Payne, Inc.	37,390	861
* Maverick Tube Corp.	13,000	843
Pogo Producing Co.	20,526	841
Cabot Oil &Gas Corp.	17,300	829
* Veritas DGC Inc.	12,487	822
Holly Corp.	17,386	753
* Todco Class A	21,766	753
* Superior Energy Services, Inc.	28,495	748
St. Mary Land &Exploration Co.	20,187	741
* Unit Corp.	15,600	717
* Kinder Morgan Management, LLC	16,769	708
Overseas Shipholding Group Inc.	10,559	652
* Forest Oil Corp.	19,946	630
Massey Energy Co.	28,949	606
* TETRA Technologies, Inc.	24,750	598
* Core Laboratories NV	9,200	587
* Oceaneering International, Inc.	19,020	586
* Houston Exploration Co.	10,409	574
* Universal Compression Holdings, Inc.	10,737	574
* Hanover Compressor Co.	30,674	559
* Cheniere Energy, Inc.	18,600	553
* Petrohawk Energy Corp.	53,054	551
OMI Corp.	24,100	523
* Whiting Petroleum Corp.	13,024	522
Foundation Coal Holdings, Inc.	16,000	518
* SEACOR Holdings Inc.	6,226	514
* NS Group Inc.	7,800	503
* Global Industries Ltd.	30,974	482
*^ Quicksilver Resources, Inc.	15,000	479
* Lone Star Technologies, Inc.	9,771	473
* Grey Wolf, Inc.	68,310	456
* Atwood Oceanics, Inc.	9,832	442
* W-H Energy Services, Inc.	10,500	435
* Dresser Rand Group, Inc.	21,122	431
* Swift Energy Co.	10,300	431
* Giant Industries, Inc.	5,200	422
Penn Virginia Corp.	6,600	419
* Comstock Resources, Inc.	15,300	415
* Hydrill Co.	7,400	415
* Encore Acquisition Co.	16,400	399
World Fuel Services Corp.	9,695	392
* Oil States International, Inc.	13,990	385
Berry Petroleum Class A	13,400	377
* Stone Energy Corp.	8,840	358
* Delta Petroleum Corp.	15,334	345
* Energy Partners, Ltd.	13,770	339
* Parker Drilling Co.	45,300	321
USEC Inc.	32,330	312
* Input/Output, Inc.	30,500	303
* Bristow Group, Inc.	8,700	299
* Hornbeck Offshore Services, Inc.	8,700	291
Lufkin Industries, Inc.	5,400	286
General Maritime Corp.	7,800	285
* Alpha Natural Resources, Inc.	17,886	282
* Parallel Petroleum Corp.	14,040	282
* Atlas America, Inc.	6,366	272
* Evergreen Energy, Inc.	25,694	270
W&T Offshore, Inc.	9,097	266
*^ Rentech, Inc.	56,600	262
* Mariner Energy Inc.	13,832	254
* Hercules Offshore, Inc.	7,672	238
* Bill Barrett Corp.	9,667	237
* Dril-Quip, Inc.	3,400	230
CARBO Ceramics Inc.	6,200	223
* Petroleum Development Corp.	5,591	223
Crosstex Energy, Inc.	2,482	222
* Newpark Resources, Inc.	40,441	216
* ATP Oil &Gas Corp.	5,654	209
* CNX Gas Corp.	8,743	203
* Warren Resources Inc.	15,920	194
* Goodrich Petroleum Corp.	6,414	193
* Pioneer Drilling Co.	14,508	186
* Trico Marine Services, Inc.	5,268	178
* Carrizo Oil &Gas, Inc.	6,807	176
* PHI Inc. Non-Voting	5,624	171
* International Coal Group, Inc.	39,363	166
* Gulfmark Offshore, Inc.	4,900	156
* Enbridge Energy Management LLC	3,371	156
* CanArgo Energy Corp	105,700	145
Gulf Island Fabrication, Inc.	5,314	139
* Bois d'Arc Energy, Inc.	8,958	137
* Harvest Natural Resources, Inc.	13,200	137
Maritrans Inc.	3,700	135
RPC Inc.	7,350	135
*^ Transmeridian Exploration Inc.	33,919	134
* PetroQuest Energy, Inc.	12,400	129
*^ Pacific Ethanol, Inc.	8,880	125
* The Exploration Co. of Delaware, Inc.	12,953	124
* NATCO Group Inc.	4,200	121
* The Meridian Resource Corp.	36,700	112
* Syntroleum Corp.	23,057	110
* Vaalco Energy, Inc.	14,900	107
*^ SulphCo, Inc.	16,540	103
* Basic Energy Services Inc.	4,081	100
* McMoRan Exploration Co.	5,597	99
* Double Eagle Petroleum Co.	5,123	97
*^ Tri-Valley Corp.	13,200	95
* Arena Resources, Inc.	2,800	90
* Brigham Exploration Co.	13,179	89
*^ Gasco Energy Inc.	30,700	83
Alon USA Energy, Inc.	2,797	82
* Toreador Resources Corp.	4,252	78
*^ Willbros Group, Inc.	4,900	77
* Bronco Drilling Co., Inc.	4,314	76
* Edge Petroleum Corp.	4,400	72
* Callon Petroleum Co.	5,161	70
* Endeavor International Corp.	25,900	69
* Clayton Williams Energy, Inc.	2,188	66
* GeoGlobal Resources Inc.	10,800	63
* Credo Pete Corp.	4,550	62
* GMX Resources Inc.	1,900	60
* Matrix Service Co.	4,400	58
* FX Energy, Inc.	11,200	57
* James River Coal Co.	4,588	48
* Dawson Geophysical	1,600	48
NGP Capital Resources Co.	3,161	46
* Allis-Chalmers Energy Inc.	3,000	44
* Metretek Technologies, Inc.	3,500	42
* Superior Well Services, Inc.	1,536	30
* Harken Energy Corp.	47,590	27
* U.S. Energy Corp.	4,923	20
* Westmoreland Coal Co.	1,000	20
MarkWest Hydrocarbon, Inc.	650	18
* Union Drilling, Inc.	1,400	15
* Infinity, Inc.	3,200	13
* Abraxas Petroleum Corp.	3,818	12
Barnwell Industries, Inc.	600	12
* Contango Oil &Gas Co.	300	4
Panhandle Royalty Co.	100	2

		473,516

Financials (13.5%)
Citigroup, Inc.	1,735,779	86,216
Bank of America Corp.	1,593,426	85,360
JPMorgan Chase &Co.	1,213,226	56,973
American International Group, Inc.	770,892	51,079
Wells Fargo &Co.	1,114,500	40,323
Wachovia Corp.	572,015	31,918
Morgan Stanley	336,557	24,538
Merrill Lynch &Co., Inc.	305,584	23,903
The Goldman Sachs Group, Inc.	135,701	22,957
American Express Co.	387,659	21,740
U.S. Bancorp	621,431	20,644
Fannie Mae	338,694	18,936
Freddie Mac	241,608	16,026
MetLife, Inc.	264,898	15,014
Washington Mutual, Inc.	333,343	14,490
The Allstate Corp.	210,683	13,216
Prudential Financial, Inc.	171,780	13,098
Lehman Brothers Holdings, Inc.	160,344	11,843
The St. Paul Travelers, Cos. Inc.	243,117	11,400
The Bank of New York Co., Inc.	266,479	9,396
SunTrust Banks, Inc.	120,808	9,336
The Hartford Financial Services Group Inc.	105,963	9,192
* Berkshire Hathaway Inc. Class A	89	8,526
BB&T Corp.	192,505	8,428
Capital One Financial Corp.	106,633	8,388
AFLAC Inc.	174,386	7,980
National City Corp.	213,148	7,801
The Chubb Corp.	145,028	7,536
PNC Financial Services Group	103,508	7,498
SLM Corp.	143,710	7,470
Countrywide Financial Corp.	212,455	7,444
State Street Corp.	116,210	7,252
Golden West Financial Corp.	91,787	7,091
Simon Property Group, Inc. REIT	77,164	6,993
Charles Schwab Corp.	383,432	6,863
Franklin Resources Corp.	63,572	6,723
Progressive Corp. of Ohio	261,436	6,416
Fifth Third Bancorp	165,373	6,297
ACE Ltd.	113,653	6,220
Lincoln National Corp.	98,325	6,104
Regions Financial Corp.	159,464	5,867
The Chicago Mercantile Exchange	12,109	5,791
Mellon Financial Corp.	144,649	5,656
Moody's Corp.	86,440	5,651
Bear Stearns Co., Inc.	40,056	5,612
Genworth Financial Inc.	159,432	5,582
KeyCorp	141,317	5,291
The Principal Financial Group, Inc.	96,830	5,256
Loews Corp.	136,488	5,173
Equity Residential REIT	101,847	5,151
Marsh &McLennan Cos., Inc.	182,471	5,137
Equity Office Properties Trust REIT	127,969	5,088
ProLogis REIT	85,654	4,887
Vornado Realty Trust REIT	44,539	4,855
North Fork Bancorp, Inc.	162,641	4,658
XL Capital Ltd. Class A	63,001	4,328
Legg Mason Inc.	42,337	4,270
T. Rowe Price Group Inc.	88,214	4,221
Archstone-Smith Trust REIT	74,706	4,067
Host Marriott Corp. REIT	171,969	3,943
Boston Properties, Inc. REIT	37,833	3,910
Marshall &Ilsley Corp.	79,622	3,836
Northern Trust Corp.	64,758	3,784
Public Storage, Inc. REIT	43,945	3,779
General Growth Properties Inc. REIT	75,808	3,612
Ameriprise Financial, Inc.	76,791	3,601
AmSouth Bancorp	121,318	3,523
Aon Corp.	100,227	3,395
CIT Group Inc.	69,714	3,390
Kimco Realty Corp. REIT	75,624	3,242
Comerica, Inc.	56,739	3,230
* E*TRADE Financial Corp.	134,175	3,209
Avalonbay Communities, Inc. REIT	25,955	3,125
Ambac Financial Group, Inc.	36,971	3,059
MBIA, Inc.	47,056	2,891
Sovereign Bancorp, Inc.	131,380	2,826
Zions Bancorp	35,207	2,810
M &T Bank Corp.	23,323	2,798
Cincinnati Financial Corp.	57,565	2,767
Synovus Financial Corp.	90,158	2,648
Hudson City Bancorp, Inc.	192,319	2,548
Safeco Corp.	41,892	2,469
Compass Bancshares Inc.	42,812	2,439
Fidelity National Financial, Inc.	57,899	2,411
Commerce Bancorp, Inc.	61,074	2,242
Torchmark Corp.	35,256	2,225
Everest Re Group, Ltd.	22,800	2,224
Plum Creek Timber Co. Inc. REIT	64,088	2,182
Developers Diversified Realty Corp. REIT	38,307	2,136
Assurant, Inc.	38,300	2,046
UnumProvident Corp.	104,609	2,028
TD Ameritrade Holding Corp.	107,332	2,023
W.R. Berkley Corp.	57,029	2,018
Huntington Bancshares Inc.	82,005	1,962
The Macerich Co. REIT	24,985	1,908
^ American Capital Strategies, Ltd.	47,650	1,881
Apartment Investment &Management Co. Class A REIT	33,889	1,844
MGIC Investment Corp.	30,551	1,832
Popular, Inc.	92,309	1,794
Duke Realty Corp. REIT	47,527	1,775
* Realogy Corp.	77,529	1,758
Radian Group, Inc.	28,753	1,725
AMB Property Corp. REIT	30,946	1,705
Old Republic International Corp.	76,233	1,689
SL Green Realty Corp. REIT	15,100	1,687
iStar Financial Inc. REIT	39,528	1,648
Regency Centers Corp. REIT	23,905	1,644
* CB Richard Ellis Group, Inc.	65,906	1,621
Mercantile Bankshares Corp.	43,656	1,583
First Horizon National Corp.	41,138	1,564
New York Community Bancorp, Inc.	93,658	1,534
^ Allied Capital Corp.	50,397	1,522
^ Liberty Property Trust REIT	31,435	1,502
Health Care Properties Investors REIT	48,158	1,495
Camden Property Trust REIT	19,580	1,488
Leucadia National Corp.	56,588	1,481
Janus Capital Group Inc.	73,943	1,458
Federal Realty Investment Trust REIT	19,428	1,444
*^ NYSE Group Inc.	19,300	1,443
United Dominion Realty Trust REIT	47,380	1,431
Nuveen Investments, Inc. Class A	27,919	1,430
A.G. Edwards &Sons, Inc.	26,657	1,420
Axis Capital Holdings Ltd.	40,100	1,391
The PMI Group Inc.	31,134	1,364
Associated Banc-Corp	41,757	1,357
^ The St. Joe Co.	24,709	1,356
PartnerRe Ltd.	19,776	1,336
RenaissanceRe Holdings Ltd.	24,000	1,334
* Markel Corp.	3,200	1,314
White Mountains Insurance Group Inc.	2,631	1,308
HCC Insurance Holdings, Inc.	38,789	1,275
Ventas, Inc. REIT	33,035	1,273
Brown &Brown, Inc.	41,316	1,263
Reckson Associates Realty Corp. REIT	29,323	1,255
SEI Investments Co.	22,304	1,253
Forest City Enterprise Class A	22,768	1,236
Hospitality Properties Trust REIT	26,145	1,234
Eaton Vance Corp.	42,753	1,234
First American Corp.	29,007	1,228
Weingarten Realty Investors REIT	28,434	1,223
UnionBanCal Corp.	20,044	1,221
Colonial BancGroup, Inc.	49,043	1,202
TD Banknorth, Inc.	40,312	1,164
* AmeriCredit Corp.	46,127	1,153
Mack-Cali Realty Corp. REIT	21,989	1,139
* Conseco, Inc.	53,550	1,124
* Affiliated Managers Group, Inc.	10,963	1,098
TCF Financial Corp.	41,443	1,090
Jones Lang LaSalle Inc.	12,611	1,078
Protective Life Corp.	23,360	1,069
BRE Properties Inc. Class A REIT	17,890	1,069
Brandywine Realty Trust REIT	31,987	1,041
Trizec Properties, Inc. REIT	35,889	1,038
CapitalSource Inc. REIT	39,552	1,021
Federated Investors, Inc.	30,125	1,019
Wilmington Trust Corp.	22,841	1,018
Jefferies Group, Inc.	35,628	1,015
* Nasdaq Stock Market Inc.	33,477	1,012
Rayonier Inc. REIT	26,730	1,010
Commerce Bancshares, Inc.	19,955	1,009
Thornburg Mortgage, Inc. REIT	39,409	1,004
Investors Financial Services Corp.	23,292	1,003
Valley National Bancorp	39,180	1,002
Pan Pacific Retail Properties, Inc. REIT	14,397	999
Fulton Financial Corp.	61,447	995
* Arch Capital Group Ltd.	15,640	993
Astoria Financial Corp.	32,095	989
New Plan Excel Realty Trust REIT	36,512	988
City National Corp.	14,632	981
* IntercontinentalExchange Inc.	12,800	961
Alexandria Real Estate Equities, Inc. REIT	10,228	959
Cullen/Frost Bankers, Inc.	16,546	957
Raymond James Financial, Inc.	32,680	956
IndyMac Bancorp, Inc.	23,071	950
AmerUs Group Co.	13,684	931
Annaly Mortgage Management Inc. REIT	70,062	921
Essex Property Trust, Inc. REIT	7,528	914
Arthur J. Gallagher &Co.	34,201	912
CBL &Associates Properties, Inc. REIT	21,588	905
Nationwide Financial Services, Inc.	18,775	903
* CBOT Holdings, Inc. Class A	7,454	900
* Berkshire Hathaway Inc. Class B	282	895
HRPT Properties Trust REIT	74,153	886
Health Care Inc. REIT	21,891	876
Sky Financial Group, Inc.	35,012	872
Bank of Hawaii Corp.	18,073	870
Webster Financial Corp.	18,456	869
StanCorp Financial Group, Inc.	19,098	852
Kilroy Realty Corp. REIT	11,300	851
* Philadelphia Consolidated Holding Corp.	20,987	835
Taubman Co. REIT	18,700	831
Realty Income Corp. REIT	32,906	813
Hanover Insurance Group Inc.	17,843	796
People's Bank	19,929	789
Whitney Holdings Corp.	22,058	789
The First Marblehead Corp.	11,175	774
East West Bancorp, Inc.	19,424	769
Unitrin, Inc.	16,951	749
Waddell &Reed Financial, Inc.	30,187	747
Crescent Real Estate, Inc. REIT	34,093	744
Colonial Properties Trust REIT	15,314	732
Post Properties, Inc. REIT	15,154	720
American Financial Group, Inc.	15,187	713
New Century Financial Corp. REIT	18,050	710
Nationwide Health Properties, Inc. REIT	26,437	707
First Industrial Realty Trust REIT	15,964	702
Endurance Specialty Holdings Ltd.	19,900	702
BancorpSouth, Inc.	25,221	700
Home Properties, Inc. REIT	12,206	698
* Investment Technology Group, Inc.	15,437	691
Washington Federal Inc.	30,765	690
KKR Financial Corp. REIT	28,051	688
BioMed Realty Trust, Inc. REIT	22,600	686
Mercury General Corp.	13,655	677
First Midwest Bancorp, Inc.	17,754	673
Maguire Properties, Inc. REIT	16,500	672
The South Financial Group, Inc.	25,434	662
Healthcare Realty Trust Inc. REIT	16,997	653
* Knight Capital Group, Inc. Class A	35,468	646
FirstMerit Corp.	27,860	646
Platinum Underwriters Holdings, Ltd.	20,900	644
Corporate Office Properties Trust, Inc. REIT	14,242	637
Washington REIT	15,877	632
Texas Regional Bancshares, Inc.	16,433	632
LaSalle Hotel Properties REIT	14,260	618
Delphi Financial Group, Inc.	15,214	607
Sunstone Hotel Investors, Inc. REIT	20,375	606
Highwood Properties, Inc. REIT	16,255	605
International Securities Exchange, Inc.	12,816	601
Cathay General Bancorp	16,430	593
Apollo Investment Corp.	28,774	590
UCBH Holdings, Inc.	33,402	583
American Home Mortgage Investment Corp. REIT	16,706	583
Ohio Casualty Corp.	22,362	579
Transatlantic Holdings, Inc.	9,470	572
Reinsurance Group of America, Inc.	10,987	571
NewAlliance Bancshares, Inc.	38,881	570
Westamerica Bancorporation	11,218	567
Aspen Insurance Holdings Ltd.	21,930	566
* SVB Financial Group	12,524	559
Montpelier Re Holdings Ltd.	28,608	555
Umpqua Holdings Corp.	19,288	552
IPC Holdings Ltd.	18,100	551
First Niagara Financial Group, Inc.	37,421	546
Senior Housing Properties Trust REIT	25,354	541
Commerce Group, Inc.	17,700	532
The Phoenix Cos., Inc.	37,630	527
* ProAssurance Corp.	10,600	522
* Alleghany Corp.	1,802	521
Trustmark Corp.	16,503	519
Pennsylvania REIT	12,149	517
Greater Bay Bancorp	18,007	508
American Financial Realty Trust REIT	45,500	508
Strategic Hotels and Resorts, Inc. REIT	25,500	507
Potlatch Corp. REIT	13,588	504
Selective Insurance Group	9,550	502
Hilb, Rogal and Hamilton Co.	11,700	499
Erie Indemnity Co. Class A	9,493	497
National Financial Partners Corp.	12,025	493
Downey Financial Corp.	7,386	491
BlackRock, Inc.	3,278	488
Digital Realty Trust, Inc. REIT	15,500	485
Assured Guaranty Ltd.	18,600	482
Mid-America Apartment Communities, Inc. REIT	7,833	480
Zenith National Insurance Corp.	11,853	473
UMB Financial Corp.	12,921	473
United Bankshares, Inc.	12,625	470
LandAmerica Financial Group, Inc.	7,045	463
Hancock Holding Co.	8,655	463
Cousins Properties, Inc. REIT	13,478	461
Entertainment Properties Trust REIT	9,334	460
Chittenden Corp.	16,027	460
International Bancshares Corp.	15,437	458
Friedman, Billings, Ramsey Group, Inc. REIT	56,688	455
* Trammell Crow Co.	12,200	445
* Piper Jaffray Cos., Inc.	7,310	443
Longview Fibre Co. REIT	21,709	441
BOK Financial Corp.	8,312	437
Redwood Trust, Inc. REIT	8,626	434
Provident Bankshares Corp.	11,702	434
Newcastle Investment Corp. REIT	15,531	426
Pacific Capital Bancorp	15,702	423
DiamondRock Hospitality Co. REIT	25,460	423
National Retail Properties REIT	19,409	419
EastGroup Properties, Inc. REIT	8,300	414
Equity Lifestyle Properties, Inc. REIT	9,050	414
MAF Bancorp, Inc.	9,976	412
Old National Bancorp	21,424	409
FelCor Lodging Trust, Inc. REIT	20,368	408
Wintrust Financial Corp.	8,132	408
Provident Financial Services Inc.	22,026	408
Cash America International Inc.	10,287	402
Susquehanna Bancshares, Inc.	16,294	398
First Community Bancorp	7,114	398
Sterling Financial Corp.	12,270	398
Lexington Corporate Properties Trust REIT	18,753	397
* Argonaut Group, Inc.	12,729	395
Park National Corp.	3,930	393
PS Business Parks, Inc. REIT	6,502	392
Inland Real Estate Corp. REIT	22,354	392
F.N.B. Corp.	22,681	378
R.L.I. Corp.	7,330	372
^ Novastar Financial, Inc. REIT	12,700	371
Central Pacific Financial Co.	10,003	366
Sovran Self Storage, Inc. REIT	6,500	361
First Citizens BancShares Class A	1,859	355
* Signature Bank	11,431	354
* First Federal Financial Corp.	6,132	348
Republic Bancorp, Inc.	26,021	347
Spirit Finance Corp. REIT	29,865	347
First Commonwealth Financial Corp.	26,533	346
MCG Capital Corp.	21,000	343
United Community Banks, Inc.	11,400	343
PrivateBancorp, Inc.	7,402	338
First Republic Bank	7,950	338
TrustCo Bank NY	31,159	338
Global Signal, Inc. REIT	6,660	337
Greenhill &Co., Inc.	5,000	335
Mills Corp. REIT	20,022	335
U-Store-It Trust REIT	15,495	333
Glacier Bancorp, Inc.	9,719	332
Tanger Factory Outlet Centers, Inc. REIT	9,278	330
Fremont General Corp.	23,607	330
PFF Bancorp, Inc.	8,909	330
Heritage Property Investment Trust REIT	9,048	330
Ares Capital Corp.	18,837	328
Equity One, Inc. REIT	13,683	328
Citizens Banking Corp.	12,472	328
Max Re Capital Ltd.	14,200	326
MB Financial, Inc.	8,762	323
Frontier Financial Corp.	12,450	323
Horace Mann Educators Corp.	16,785	323
Brookline Bancorp, Inc.	22,889	315
First BanCorp Puerto Rico	28,300	313
Omega Healthcare Investors, Inc. REIT	20,766	312
Extra Space Storage Inc. REIT	17,979	311
Highland Hospitality Corp. REIT	21,600	310
RAIT Investment Trust REIT	10,655	307
Alabama National BanCorporation	4,500	307
Franklin Street Properties Corp. REIT	15,387	306
Saxon Inc. REIT	21,336	300
Bank Mutual Corp.	24,611	299
Sterling Bancshares, Inc.	14,500	294
Harbor Florida Bancshares, Inc.	6,600	292
City Holding Co.	7,327	292
* USI Holdings Corp.	21,219	288
NBT Bancorp, Inc.	12,353	287
Boston Private Financial Holdings, Inc.	10,263	286
Infinity Property &Casualty Corp.	6,941	285
* World Acceptance Corp.	6,437	283
Trustreet Properties, Inc. REIT	22,555	282
First Charter Corp.	11,600	279
* Move, Inc.	56,701	278
Glimcher Realty Trust REIT	11,234	278
Glenborough Realty Trust, Inc. REIT	10,800	278
Community Bank System, Inc.	12,400	275
CVB Financial Corp.	18,523	274
National Penn Bancshares Inc.	13,757	270
^ Doral Financial Corp.	40,561	267
Chemical Financial Corp.	8,921	265
Equity Inns, Inc. REIT	16,600	264
Impac Mortgage Holdings, Inc. REIT	28,200	264
Student Loan Corp.	1,350	259
Prosperity Bancshares, Inc.	7,600	259
Fidelity Bankshares, Inc.	6,602	258
Commercial Capital Bancorp, Inc.	16,133	257
Amcore Financial, Inc.	8,400	254
* Investors Bancorp, Inc.	16,746	253
* Centennial Bank Holdings Inc.	26,091	253
BankUnited Financial Corp.	9,685	252
S &T Bancorp, Inc.	7,676	249
Hanmi Financial Corp.	12,669	248
Anthracite Capital Inc. REIT	19,300	248
*^ LaBranche &Co. Inc.	23,799	247
Advanta Corp. Class A	7,263	247
* Ocwen Financial Corp.	16,500	246
* GFI Group Inc.	4,442	246
Corus Bankshares Inc.	10,980	246
National Health Investors REIT	8,500	241
* Accredited Home Lenders Holding Co.	6,700	241
Calamos Asset Management, Inc.	8,204	241
Capitol Federal Financial	6,744	240
Community Banks, Inc.	8,882	238
^ Fidelity National Title Group, Inc. Class A	11,199	235
Acadia Realty Trust REIT	9,000	230
W Holding Co., Inc.	38,755	229
* Triad Guaranty, Inc.	4,400	225
Financial Federal Corp.	8,400	225
optionsXpress Holdings Inc.	8,067	225
Capital Trust Class A REIT	5,499	224
Ramco-Gershenson Properties Trust REIT	7,010	224
Innkeepers USA Trust REIT	13,700	223
Harleysville National Corp.	11,016	221
Independent Bank Corp. (MI)	9,005	219
BankAtlantic Bancorp, Inc. Class A	15,335	218
Saul Centers, Inc. REIT	4,843	218
Getty Realty Holding Corp. REIT	7,427	217
* Pinnacle Financial Partners, Inc.	6,068	217
Cascade Bancorp	5,745	216
Ashford Hospitality Trust REIT	17,965	214
Northwest Bancorp, Inc.	8,313	212
Community Trust Bancorp Inc.	5,623	212
Mid-State Bancshares	7,500	205
TierOne Corp.	6,016	204
Alfa Corp.	11,801	204
Parkway Properties Inc. REIT	4,369	203
Advance America Cash Advance Centers Inc.	14,059	203
Investors Real Estate Trust REIT	20,624	201
MFA Mortgage Investments, Inc. REIT	27,000	201
Westbanco Inc.	6,851	200
Bank of the Ozarks, Inc.	5,908	200
First Potomac REIT	6,595	199
Stewart Information Services Corp.	5,720	199
First Financial Bankshares, Inc.	5,210	199
American Equity Investment Life Holding Co.	16,100	198
* Franklin Bank Corp.	9,915	197
BankFinancial Corp.	11,240	197
* Navigators Group, Inc.	4,093	197
LTC Properties, Inc. REIT	8,100	196
Provident New York Bancorp, Inc.	14,330	196
* Texas Capital Bancshares, Inc.	10,457	196
* Western Alliance Bancorp	5,940	195
United Fire &Casualty Co.	6,201	194
* Universal American Financial Corp.	11,957	192
ASTA Funding, Inc.	5,100	191
Integra Bank Corp.	7,550	191
First Financial Bancorp	11,782	187
* EZCORP, Inc.	4,846	187
American Campus Communities, Inc. REIT	7,300	186
* CompuCredit Corp.	6,159	186
Anchor Bancorp Wisconsin Inc.	6,479	185
* Ace Cash Express, Inc.	6,150	184
Midland Co.	4,236	184
Tower Group, Inc.	5,500	183
* First Cash Financial Services, Inc.	8,900	183
Sun Communities, Inc. REIT	5,726	183
* Nelnet, Inc.	5,800	178
Capitol Bancorp Ltd.	3,990	178
IBERIABANK Corp.	2,900	177
FBL Financial Group, Inc. Class A	5,283	177
Sandy Spring Bancorp, Inc.	5,000	177
* Portfolio Recovery Associates, Inc.	4,000	175
National Western Life Insurance Co. Class A	757	174
West Coast Bancorp	5,697	174
* Tradestation Group Inc.	11,517	174
Independent Bank Corp. (MA)	5,300	172
Sterling Financial Corp. (PA)	7,818	172
KNBT Bancorp Inc.	10,617	171
* The Bancorp Inc.	6,458	165
Winston Hotels, Inc. REIT	13,300	164
Partners Trust Financial Group, Inc.	15,296	164
GMH Communities Trust REIT	12,909	163
* Virginia Commerce Bancorp, Inc.	7,246	161
Flagstar Bancorp, Inc.	11,054	161
Safety Insurance Group, Inc.	3,289	160
PXRE Group Ltd.	38,640	159
Nara Bancorp, Inc.	8,589	157
Wilshire Bancorp Inc.	8,250	157
First Busey Corp.	6,911	157
Southside Bancshares, Inc.	5,868	157
First Financial Corp. (IN)	4,881	156
* CNA Surety Corp.	7,710	156
First State Bancorporation	5,968	155
Dime Community Bancshares	10,512	155
Renasant Corp.	5,505	155
Columbia Banking System, Inc.	4,734	152
Deerfield Triarc Capital Corp. REIT	11,524	151
Old Second Bancorp, Inc.	5,015	150
Presidential Life Corp.	6,700	150
Macatawa Bank Corp.	6,547	150
Correctional Properties Trust REIT	4,700	149
Simmons First National Corp.	5,137	149
TriCo Bancshares	5,978	148
* Northern Empire Bancshares	5,265	148
Medical Properties Trust Inc. REIT	10,886	146
Interchange Financial Services Corp.	6,412	145
First Source Corp.	4,893	144
Placer Sierra Bancshares	6,500	144
Virginia Financial Group, Inc.	5,250	144
* United America Indemnity, Ltd.	6,400	144
^ Odyssey Re Holdings Corp.	4,250	144
WSFS Financial Corp.	2,300	143
Scottish Re Group Ltd.	13,100	142
PremierWest Bancorp	8,890	142
* Sun Bancorp, Inc. (NJ)	7,510	141
State Auto Financial Corp.	4,617	141
BancTrust Financial Group, Inc.	5,033	140
U.S.B. Holding Co., Inc.	6,327	140
Fieldstone Investment Corp. REIT	15,980	140
Kite Realty Group Trust REIT	8,123	138
Gramercy Capital Corp. REIT	5,483	138
First Financial Holdings, Inc.	4,035	138
Southwest Bancorp, Inc.	5,344	138
Seacoast Banking Corp. of Florida	4,564	138
Harleysville Group, Inc.	3,917	137
Peoples Bancorp, Inc.	4,682	137
Cedar Shopping Centers, Inc. REIT	8,400	136
* Tejon Ranch Co.	3,200	136
* Aether Holdings, Inc.	22,492	134
^ First South Bancorp, Inc.	4,352	133
Heritage Commerce Corp.	5,700	132
* Seabright Insurance Holdings, Inc.	9,400	131
* FPIC Insurance Group, Inc.	3,300	131
Arbor Realty Trust, Inc. REIT	5,100	130
First Indiana Corp.	5,007	130
First Merchants Corp.	5,502	130
SWS Group, Inc.	5,214	130
Omega Financial Corp.	4,300	129
Universal Health Realty Income REIT	3,600	129
Capital Lease Funding, Inc. REIT	11,600	129
* Intervest Bancshares Corp.	2,948	128
NorthStar Realty Finance Corp. REIT	10,058	128
Cardinal Financial Corp.	11,648	128
Luminent Mortgage Capital, Inc. REIT	12,400	128
Banner Corp.	3,100	127
* Stratus Properties Inc.	3,904	126
* American Physicians Capital, Inc.	2,600	126
AmericanWest Bancorporation	5,896	125
21st Century Insurance Group	8,370	125
* Superior Bancorp	10,858	125
Midwest Banc Holdings, Inc.	5,040	123
Cohen &Steers, Inc.	3,800	123
MortgageIT Holdings Inc. REIT	8,660	122
Community Bancorp Inc.	2,963	121
Lakeland Bancorp, Inc.	8,452	121
First Bancorp (NC)	5,917	121
Capital City Bank Group, Inc.	3,850	120
Washington Trust Bancorp, Inc.	4,493	119
First Place Financial Corp.	5,236	119
Bank of Granite Corp.	6,687	117
Irwin Financial Corp.	5,987	117
Center Financial Corp.	4,915	117
Anworth Mortgage Asset Corp. REIT	13,762	115
Suffolk Bancorp	3,600	115
Sterling Bancorp	5,785	114
Hersha Hospitality Trust REIT	11,800	113
Mainsource Financial Group, Inc.	6,649	113
Summit Bancshares, Inc.	3,997	112
Union Bankshares Corp.	2,500	111
ITLA Capital Corp.	2,061	111
* Citizens, Inc.	19,069	111
Government Properties Trust, Inc. REIT	12,220	110
Resource America, Inc.	5,286	110
Windrose Medical Properties Trust REIT	6,200	110
CoBiz Inc.	4,773	109
Consolidated-Tomoka Land Co.	1,700	109
Tompkins Trustco, Inc.	2,390	109
American Mortgage Acceptance Co. REIT	6,015	109
Coastal Financial Corp.	8,603	108
Republic Bancorp, Inc. Class A	5,118	108
Pennfed Financial Services, Inc.	6,448	108
* Capital Crossing Bank	3,712	108
Capital Southwest Corp.	901	107
State Bancorp, Inc.	5,243	107
Oriental Financial Group Inc.	8,981	107
Yardville National Bancorp	3,002	107
Gladstone Commercial Corp. REIT	5,300	107
Flushing Financial Corp.	6,052	106
* Pacific Mercantile Bancorp	6,491	105
Urstadt Biddle Properties Class A REIT	5,766	105
Sizeler Property Investors, Inc. REIT	6,951	104
TIB Financial Corp.	3,257	104
First Community Bancshares, Inc.	3,079	103
State National Bancshares, Inc.	2,700	103
Clifton Savings Bancorp, Inc.	9,122	102
* Stifel Financial Corp.	3,200	102
Capital Corp. of the West	3,272	101
Mission West Properties Inc. REIT	8,800	100
Newmil Bancorp, Inc.	2,432	100
Peapack Gladstone Financial Corp.	4,063	99
Arrow Financial Corp.	3,905	99
Agree Realty Corp. REIT	3,000	99
BancFirst Corp.	2,100	98
* Wauwatosa Holdings, Inc.	5,541	98
Great Southern Bancorp, Inc.	3,476	98
North Valley Bancorp	5,518	97
Farmers Capital Bank Corp.	2,861	97
HomeBanc Corp. REIT	15,700	97
Mercantile Bank Corp.	2,425	96
German American Bancorp	6,797	96
Willow Grove Bancorp, Inc.	6,120	96
Horizon Financial Corp.	3,195	95
UMH Properties, Inc. REIT	6,159	95
S.Y. Bancorp, Inc.	3,189	95
* PMA Capital Corp. Class A	10,712	94
Royal Bancshares of Pennsylvania, Inc.	3,486	94
One Liberty Properties, Inc. REIT	4,200	94
JER Investors Trust Inc. REIT	5,472	94
Heartland Financial USA, Inc.	3,655	94
Massbank Corp.	2,871	94
CFS Bancorp, Inc.	6,300	93
Heritage Financial Corp.	3,576	93
City Bank Lynnwood (WA)	1,977	93
* Asset Acceptance Capital Corp.	5,694	93
NetBank, Inc.	15,222	92
Sanders Morris Harris Group Inc.	7,301	91
HMN Financial, Inc.	2,621	91
Abington Community Bankcorp, Inc.	6,052	91
Education Realty Trust, Inc. REIT	6,121	90
* First Mariner Bancorp, Inc.	4,642	90
BNP Residential Properties, Inc. REIT	3,789	90
* Encore Capital Group, Inc.	6,923	90
Associated Estates Realty Corp. REIT	5,808	90
FNB Financial Services Corp.	6,090	90
Univest Corp. of Pennsylvania	3,105	90
* Affordable Residential Communities REIT	9,049	88
* Great Lakes Bancorp, Inc.	5,407	87
FNB Corp. (NC)	4,656	87
SCBT Financial Corp.	2,303	86
Atlantic Coast Federal Corp.	4,745	85
Financial Institutions, Inc.	3,651	85
* Republic First Bancorp, Inc.	6,390	85
Lakeland Financial Corp.	3,598	85
* PICO Holdings, Inc.	2,596	85
Capstead Mortgage Corp. REIT	9,712	84
Eastern Virginia Bankshares, Inc.	3,960	84
Merchants Bancshares, Inc.	3,511	83
Pulaski Financial Corp.	5,046	83
Greater Community Bancorp	5,400	83
Flag Financial Corp.	3,300	83
* Ameriserv Financial Inc.	18,587	82
* Consumer Portfolio Services, Inc.	14,200	82
National Health Realty Inc. REIT	4,100	82
Greene County Bancshares	2,225	81
* Community Bancorp	2,650	81
Camco Financial Corp.	6,005	80
Gamco Investors Inc. Class A	2,093	80
Sunset Financial Resources, Inc. REIT	9,200	79
Provident Financial Holdings, Inc.	2,632	79
Capital Bank Corp.	4,502	79
* The Enstar Group, Inc.	800	76
NYMAGIC, Inc.	2,400	76
Bristol West Holdings, Inc.	5,200	76
Clark, Inc.	6,700	76
Bryn Mawr Bank Corp.	3,402	75
Charter Financial Corp.	1,879	75
FNB Corp. (VA)	2,060	74
Security Bank Corp.	3,272	74
Camden National Corp.	1,840	74
United Community Financial Corp.	5,993	74
Advanta Corp. Class B	2,000	74
OceanFirst Financial Corp.	3,436	74
Direct General Corp.	5,426	73
First M&F Corp.	3,952	72
West Bancorporation	4,121	71
Unity Bancorp, Inc.	4,599	70
Citizens 1st Bancorp, Inc.	2,748	70
Opteum Inc. REIT	8,621	69
Jefferson Bancshares, Inc.	5,200	69
First Federal Bancshares of Arkansas, Inc.	2,933	69
* Meadowbrook Insurance Group, Inc.	6,100	69
LSB Corp.	4,028	68
Thomas Properties Group, Inc.	5,320	68
Comm Bancorp, Inc.	1,686	68
* Temecula Valley Bancorp, Inc.	2,863	68
R &G Financial Corp. Class B	8,947	67
Ameris Bancorp	2,421	66
* AmeriVest Properties, Inc. REIT	13,300	65
* Harris &Harris Group, Inc.	5,300	65
Wainwright Bank &Trust Co.	6,174	65
Kearny Financial Corp.	4,284	65
^ Gladstone Capital Corp.	2,919	64
^ Colony Bankcorp, Inc.	3,062	64
Citizens &Northern Corp.	2,842	64
EMC Insurance Group, Inc.	2,195	63
Preferred Bank, Los Angeles	1,049	63
Federal Agricultural Mortgage Corp. Class A	3,500	62
Baldwin &Lyons, Inc. Class B	2,573	62
Berkshire Hills Bancorp, Inc.	1,741	62
Gladstone Investment Corp.	4,218	62
MutualFirst Financial Inc.	2,926	60
Medallion Financial Corp.	5,480	60
PMC Commercial Trust REIT	4,300	60
HF Financial Corp.	3,644	59
Winthrop Realty Trust Inc. REIT	8,998	58
* Ampal-American Israel Corp.	12,344	57
American Land Lease, Inc. REIT	2,400	57
* Dollar Financial Corp.	2,600	57
Independence Holding Co.	2,602	57
Aames Investment Corp. REIT	11,943	56
* United Capital Corp.	2,064	55
* Quanta Capital Holdings Ltd.	28,865	53
* First Regional Bancorp	1,500	51
Rainier Pacific Financial Group Inc.	2,772	50
Northrim Bancorp Inc.	1,890	50
* Penn Treaty American Corp.	6,755	50
Ames National Corp.	2,315	50
MBT Financial Corp.	3,330	49
Enterprise Financial Services Corp.	1,585	49
* KMG America Corp.	6,538	48
Technology Investment Capital Corp.	3,270	48
American National Bankshares Inc.	1,983	47
Vineyard National Bancorp Co.	1,800	47
Texas United Bancshares	1,400	46
* Marlin Business Services Inc.	2,196	46
First Defiance Financial Corp.	1,600	46
Republic Property Trust REIT	4,100	45
Exchange National Bancshares, Inc.	1,461	44
* Primus Guaranty, Ltd.	3,667	44
Taylor Capital Group, Inc.	1,500	44
Columbia Bancorp (OR)	1,800	44
GB&T Bancshares, Inc.	2,045	43
* First Acceptance Corp.	3,700	43
New York Mortgage Trust, Inc. REIT	10,700	41
Donegal Group Inc.	2,274	41
Smithtown Bancorp, Inc.	1,504	41
* Newtek Business Services, Inc.	22,635	40
BCSB Bankcorp, Inc.	3,006	39
Newkirk Realty Trust Inc.	2,300	38
PAB Bankshares, Inc.	1,900	38
Century Bancorp, Inc. Class A	1,440	37
Investors Title Co.	812	37
Center Bancorp, Inc.	2,200	36
United Security Bancshares, Inc.	1,292	36
TF Financial Corp.	1,161	36
Codorus Valley Bancorp, Inc.	1,813	36
* MarketAxess Holdings, Inc.	3,387	35
* James River Group Inc.	1,200	35
Oak Hill Financial, Inc.	1,356	34
Penns Woods Bancorp, Inc.	864	33
Westfield Financial, Inc.	1,000	32
Wayne Savings Bancshares, Inc.	2,079	31
* SCPIE Holdings Inc.	1,300	31
Westwood Holdings Group, Inc.	1,500	30
HopFed Bancorp, Inc.	1,815	29
* United PanAm Financial Corp.	1,892	29
Citizens South Banking Corp.	2,237	29
MVC Capital, Inc.	2,200	29
Columbia Equity Trust Inc. REIT	1,700	28
Ameriana Bancorp	1,926	26
* Rewards Network Inc.	5,200	25
National Bankshares, Inc.	1,098	25
Donegal Group Inc.	1,200	24
ECC Capital Corp. REIT	23,635	24
* QC Holdings Inc.	2,008	24
First Security Group Inc.	2,000	23
LSB Bancshares, Inc.	1,318	22
Shore Bancshares, Inc.	750	22
K-Fed Bancorp	1,336	21
Commercial Bankshares, Inc.	584	21
* American Independence Corp.	1,770	20
Crawford &Co. Class B	2,850	19
First Keystone Financial, Inc.	958	19
Landmark Bancorp Inc.	680	19
* HouseValues, Inc.	3,100	18
Republic Companies Group, Inc.	900	18
Wellsford Real Properties Inc.	2,356	17
Cadence Financial Corp.	800	16
United Security Bancshares (CA)	716	16
Patriot Capital Funding Inc.	1,100	15
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	14
Meta Financial Group, Inc.	554	14
Team Financial, Inc.	820	13
Eagle Hospitality Properties Trust Inc. REIT	1,300	12
Centerstate Banks of Florida	600	12
ProCentury Corp.	800	12
* Specialty Underwriters' Alliance, Inc.	1,400	12
BRT Realty Trust REIT	400	11
Greater Delaware Valley Savings Bank	459	11
America First Apartment Investors, Inc. REIT	577	10
Sierra Bancorp	300	9
Affirmative Insurance Holdings, Inc.	500	7
Summit Bank Corp.	300	7
* ZipRealty, Inc.	900	7
Cascade Financial Corp.	375	6
Origen Financial, Inc. REIT	1,000	6
Lincoln Bancorp	300	6
Delta Financial Corp.	600	5
Fidelity Southern Corp.	300	5
United Financial Corp.	255	5
Habersham Bancorp	200	5
Eagle Bancorp, Inc.	260	5
Southern Community Financial Corp.	400	4
First National Lincoln Corp.	200	3
Princeton National Bancorp, Inc.	99	3
Synergy Financial Group, Inc.	200	3
Yadkin Valley Bank and Trust Co.	200	3
Federal Agricultural Mortgage Corp. Class C	100	3
Desert Community Bank	128	2
Community Capital Corp.	100	2
Pacific Continental Corp.	100	2
Monmouth Real Estate Investment Corp. REIT	200	2
* Horizon Group Properties, Inc. REIT	270	2
Feldman Mall Properties, Inc. REIT	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* EBS Litigation LLC	6,856	0
* Vesta Insurance Group, Inc.	4,693	0

		1,179,619

Health Care (7.6%)
Pfizer Inc.	2,558,553	72,561
Johnson &Johnson	1,033,923	67,143
Merck &Co., Inc.	761,998	31,928
* Amgen, Inc.	411,714	29,450
Abbott Laboratories	532,914	25,878
Wyeth	469,910	23,890
UnitedHealth Group Inc.	470,300	23,139
Eli Lilly &Co.	355,058	20,238
Medtronic, Inc.	421,412	19,570
* WellPoint Inc.	222,488	17,143
Bristol-Myers Squibb Co.	683,175	17,025
* Genentech, Inc.	165,506	13,687
Schering-Plough Corp.	517,112	11,423
* Gilead Sciences, Inc.	158,850	10,913
Baxter International, Inc.	228,956	10,408
Cardinal Health, Inc.	146,023	9,600
Caremark Rx, Inc.	154,676	8,765
Aetna Inc.	198,308	7,843
HCA Inc.	128,562	6,414
* Medco Health Solutions, Inc.	105,479	6,340
* Genzyme Corp.	91,005	6,140
Becton, Dickinson &Co.	86,447	6,109
* Boston Scientific Corp.	409,587	6,058
Allergan, Inc.	53,303	6,002
* Zimmer Holdings, Inc.	86,730	5,854
* Forest Laboratories, Inc.	113,963	5,768
* Biogen Idec Inc.	120,253	5,373
McKesson Corp.	100,965	5,323
* Celgene Corp.	121,468	5,260
Stryker Corp.	99,429	4,931
CIGNA Corp.	41,879	4,871
* St. Jude Medical, Inc.	126,249	4,455
* Humana Inc.	57,563	3,804
Quest Diagnostics, Inc.	58,880	3,601
* Fisher Scientific International Inc.	43,513	3,404
AmerisourceBergen Corp.	73,326	3,314
* Express Scripts Inc.	43,650	3,295
* Coventry Health Care Inc.	56,043	2,887
* Laboratory Corp. of America Holdings	43,537	2,855
C.R. Bard, Inc.	36,192	2,714
Biomet, Inc.	81,713	2,630
* MedImmune Inc.	86,801	2,535
* Varian Medical Systems, Inc.	45,908	2,451
* Thermo Electron Corp.	57,135	2,247
Applera Corp.-Applied Biosystems Group	64,556	2,137
* DaVita, Inc.	36,036	2,085
* Hospira, Inc.	52,233	1,999
IMS Health, Inc.	69,699	1,857
* Sepracor Inc.	37,971	1,839
* Barr Pharmaceuticals Inc.	35,160	1,826
Omnicare, Inc.	42,284	1,822
* Health Net Inc.	40,599	1,767
Health Management Associates Class A	84,104	1,758
* Waters Corp.	36,482	1,652
* Amylin Pharmaceuticals, Inc.	36,989	1,630
DENTSPLY International Inc.	52,332	1,576
* Henry Schein, Inc.	31,152	1,562
Mylan Laboratories, Inc.	73,382	1,477
* Covance, Inc.	22,139	1,470
Manor Care, Inc.	27,801	1,453
* Endo Pharmaceuticals Holdings, Inc.	44,613	1,452
* King Pharmaceuticals, Inc.	84,639	1,441
* Vertex Pharmaceuticals, Inc.	42,147	1,418
* Triad Hospitals, Inc.	30,816	1,357
* Tenet Healthcare Corp.	166,089	1,352
* Cephalon, Inc.	21,472	1,326
Pharmaceutical Product Development, Inc.	37,048	1,322
* Patterson Cos	39,052	1,313
* Community Health Systems, Inc.	34,658	1,294
* Intuitive Surgical, Inc.	12,253	1,292
Beckman Coulter, Inc.	21,976	1,265
* Invitrogen Corp.	18,752	1,189
* Millipore Corp.	18,826	1,154
* Lincare Holdings, Inc.	33,257	1,152
* Emdeon Corp.	97,179	1,138
Hillenbrand Industries, Inc.	19,513	1,112
* Millennium Pharmaceuticals, Inc.	111,325	1,108
Dade Behring Holdings Inc.	27,400	1,100
* Charles River Laboratories, Inc.	25,174	1,093
Universal Health Services Class B	17,887	1,072
* ResMed Inc.	26,554	1,069
* VCA Antech, Inc.	29,400	1,060
* IDEXX Laboratories Corp.	11,185	1,019
* Cytyc Corp.	40,497	991
* Respironics, Inc.	25,638	990
* Cerner Corp.	21,674	984
* Edwards Lifesciences Corp.	20,917	975
Bausch &Lomb, Inc.	18,950	950
* Advanced Medical Optics, Inc.	23,911	946
* Watson Pharmaceuticals, Inc.	34,275	897
* Gen-Probe Inc.	18,120	850
PerkinElmer, Inc.	44,740	847
Cooper Cos., Inc.	14,948	800
* Pediatrix Medical Group, Inc.	17,114	780
* OSI Pharmaceuticals, Inc.	20,064	753
* PDL BioPharma Inc.	38,325	736
Mentor Corp.	14,016	706
* Hologic, Inc.	16,200	705
* Techne Corp.	13,274	675
* ImClone Systems, Inc.	23,652	670
* Sierra Health Services, Inc.	17,528	663
Valeant Pharmaceuticals International	32,848	650
* WellCare Health Plans Inc.	11,468	649
* LifePoint Hospitals, Inc.	18,271	645
* Andrx Group	26,084	637
Medicis Pharmaceutical Corp.	19,492	631
* Psychiatric Solutions, Inc.	17,966	612
STERIS Corp.	23,971	577
* Kinetic Concepts, Inc.	17,822	561
* Magellan Health Services, Inc.	13,015	554
Brookdale Senior Living Inc.	11,871	551
* ICOS Corp.	21,920	549
* AMERIGROUP Corp.	18,226	539
* Immucor Inc.	23,280	522
* Alkermes, Inc.	32,414	514
* Healthways, Inc.	11,513	513
* Affymetrix, Inc.	23,794	513
* Varian, Inc.	10,730	492
* PSS World Medical, Inc.	24,150	483
* Human Genome Sciences, Inc.	41,763	482
* Ventana Medical Systems, Inc.	11,800	482
* Sunrise Senior Living, Inc.	16,100	481
* Illumina, Inc.	14,536	480
Perrigo Co.	28,155	478
* MGI Pharma, Inc.	27,453	472
Owens &Minor, Inc. Holding Co.	14,160	466
* Nektar Therapeutics	31,675	456
* American Medical Systems Holdings, Inc.	24,642	454
West Pharmaceutical Services, Inc.	11,500	452
* Bio-Rad Laboratories, Inc. Class A	6,300	446
* Haemonetics Corp.	9,462	443
* Medarex, Inc.	40,651	437
* ArthroCare Corp.	9,238	433
* BioMarin Pharmaceutical Inc.	30,300	431
* United Therapeutics Corp.	8,000	420
* Kindred Healthcare, Inc.	14,132	420
* Cubist Pharmaceuticals, Inc.	19,106	415
* Kos Pharmaceuticals, Inc.	8,344	412
* Intermagnetics General Corp.	14,822	401
* LifeCell Corp.	12,400	400
* Theravance, Inc.	14,584	394
* Myriad Genetics, Inc.	15,947	393
* United Surgical Partners International, Inc.	15,687	390
* Alexion Pharmaceuticals, Inc.	11,146	379
Alpharma, Inc. Class A	15,847	371
* The Medicines Co.	16,416	370
* Applera Corp.-Celera Genomics Group	26,157	364
* Kyphon Inc.	9,623	360
* Allscripts Healthcare Solutions, Inc.	15,900	357
* Dionex Corp.	6,800	346
PolyMedica Corp.	7,900	338
* ViroPharma Inc.	27,631	336
* Viasys Healthcare Inc.	12,274	334
* Apria Healthcare Group Inc.	16,641	328
* Genesis Healthcare Corp.	6,732	321
LCA-Vision Inc.	7,412	306
* Regeneron Pharmaceuticals, Inc.	19,384	304
* Digene Corp.	7,025	303
* Nuvelo, Inc.	16,353	298
* Inverness Medical Innovations, Inc.	8,566	298
Chemed Corp.	9,200	297
* Telik, Inc.	16,683	297
* DJ Orthopedics Inc.	7,100	295
* Myogen, Inc.	8,139	286
* PAREXEL International Corp.	8,600	285
* Palomar Medical Technologies, Inc.	6,600	279
* inVentiv Health, Inc.	8,615	276
* Onyx Pharmaceuticals, Inc.	15,448	267
* Eclipsys Corp.	14,700	263
* Adams Respiratory Therapeutics, Inc.	7,189	263
* Per-Se Technologies, Inc.	11,415	260
* HealthExtras, Inc.	9,100	258
* Centene Corp.	14,900	245
* Biosite Inc.	5,200	240
* Luminex Corp.	13,048	238
Invacare Corp.	10,007	235
* Conceptus, Inc.	13,300	235
* AMN Healthcare Services, Inc.	9,905	235
* K-V Pharmaceutical Co. Class A	9,833	233
* Exelixis, Inc.	26,405	230
* Martek Biosciences Corp.	10,684	230
* Conor Medsystems, Inc.	9,718	229
* Integra LifeSciences Holdings	6,101	229
* Wright Medical Group, Inc.	9,300	226
* AmSurg Corp.	10,000	223
*^ MannKind Corp.	11,685	222
* Isis Pharmaceuticals, Inc.	30,800	221
* Par Pharmaceutical Cos. Inc.	12,027	219
* Salix Pharmaceuticals, Ltd.	16,058	218
* Abaxis, Inc.	9,300	218
* Matria Healthcare, Inc.	7,781	216
* Noven Pharmaceuticals, Inc.	8,900	215
* CONMED Corp.	9,740	206
Arrow International, Inc.	6,455	205
* Sciele Pharma, Inc.	10,700	202
Analogic Corp.	3,900	200
* Thoratec Corp.	12,762	199
* Abraxis Bioscience, Inc.	6,947	193
* Quidel Corp.	13,600	192
* Neurocrine Biosciences, Inc.	17,734	191
* Amedisys Inc.	4,800	190
* Greatbatch, Inc.	8,341	189
* Adolor Corp.	13,600	189
* Zymogenetics, Inc.	10,975	185
* The TriZetto Group, Inc.	12,211	185
* Odyssey Healthcare, Inc.	13,000	184
CNS, Inc.	6,500	183
* ICU Medical, Inc.	4,000	182
Meridian Bioscience Inc.	7,672	180
*^ SurModics, Inc.	5,045	177
* Orthofix International NV	3,801	173
Cambrex Corp.	8,272	171
* Pozen Inc.	13,262	171
* Geron Corp.	27,080	170
* IntraLase Corp.	8,600	170
* CV Therapeutics, Inc.	15,194	169
*^ Foxhollow Technologies Inc.	4,949	169
* Pharmion Corp.	7,800	168
* AtheroGenics, Inc.	12,745	168
* Align Technology, Inc.	14,461	165
* Nabi Biopharmaceuticals	28,171	163
* ev3 Inc.	9,420	160
* OraSure Technologies, Inc.	19,900	160
* Molina Healthcare Inc.	4,518	160
* eResearch Technology, Inc.	19,350	157
* Spectranetics Corp.	13,296	156
* Dendreon Corp.	34,633	155
Sirona Dental Systems Inc.	4,651	153
* Emageon Inc.	9,495	148
* Advanced Magnetics, Inc.	4,333	148
* Arena Pharmaceuticals, Inc.	12,308	147
* InterMune Inc.	8,900	146
Vital Signs, Inc.	2,546	144
* Vital Images, Inc.	4,500	142
* HMS Holdings Corp.	11,033	139
* SonoSite, Inc.	4,900	139
* Indevus Pharmaceuticals, Inc.	23,343	138
* Cross Country Healthcare, Inc.	8,100	138
Option Care, Inc.	10,278	138
* Nastech Pharmaceutical Co., Inc.	9,000	137
Landauer, Inc.	2,700	137
* PRA International	5,102	136
Computer Programs and Systems, Inc.	4,100	134
* Omnicell, Inc.	7,500	134
Datascope Corp.	3,994	134
* Bioveris Corp.	14,212	133
* Cyberonics, Inc.	7,600	133
* Encore Medical Corp.	21,061	133
* Progenics Pharmaceuticals, Inc.	5,636	132
* Air Methods Corp.	5,600	132
* Renovis, Inc.	9,600	132
* Momenta Pharmaceuticals, Inc.	9,700	131
* Rural/Metro Corp.	14,870	130
* Cypress Bioscience, Inc.	17,777	130
* Somanetics Corp.	6,483	129
* Dendrite International, Inc.	13,200	129
* I-Flow Corp.	10,700	129
* Kendle International Inc.	4,000	128
* Inspire Pharmaceuticals, Inc.	25,113	128
* Res-Care, Inc.	6,300	127
* Sirna Therapeutics, Inc.	22,584	126
* Connetics Corp.	11,303	123
* Keryx Biopharmaceuticals, Inc.	10,400	123
* Gentiva Health Services, Inc.	7,431	122
* Aspect Medical Systems, Inc.	6,996	119
* Enzon Pharmaceuticals, Inc.	14,391	119
* TriPath Imaging, Inc.	13,100	118
* Panacos Pharmaceuticals Inc.	23,595	117
* Peregrine Pharmaceuticals, Inc.	91,081	116
* Enzo Biochem, Inc.	9,335	114
*^ Northfield Laboratories, Inc.	7,900	113
* Tanox, Inc.	9,317	110
* Savient Pharmaceuticals Inc.	16,861	110
* Novavax, Inc.	28,784	109
* Possis Medical Inc.	11,066	109
* Nuvasive, Inc.	5,400	109
* Horizon Health Corp.	7,100	108
* Radiation Therapy Services, Inc.	3,663	107
* ThermoGenesis Corp.	27,540	107
* AVI BioPharma, Inc.	29,300	106
* XOMA Ltd.	56,100	106
* Pharmanet Development Group, Inc.	5,405	105
* Symmetry Medical Inc.	6,900	104
* Durect Corp.	25,341	104
*^ New River Pharmaceuticals Inc.	4,000	103
* MedCath Corp.	3,399	102
* Cholestech Corp.	8,493	102
* IRIS International, Inc.	8,800	101
* Penwest Pharmaceuticals Co.	6,050	101
* ABIOMED, Inc.	6,800	101
* Zoll Medical Corp.	2,800	100
* SuperGen, Inc.	21,500	100
* Anika Resh Inc.	7,500	100
* Kensey Nash Corp.	3,391	99
* Orthovita, Inc.	28,416	99
* Cepheid, Inc.	13,722	99
* Molecular Devices Corp.	5,300	98
* Accelrys Inc.	15,507	98
* Microtek Medical Holdings, Inc.	27,676	97
* America Service Group Inc.	7,443	97
* Alnylam Pharmaceuticals Inc.	6,700	97
* Bruker BioSciences Corp.	13,764	96
* Bentley Pharmaceuticals, Inc.	8,000	96
* Incyte Corp.	22,682	96
* Discovery Laboratories, Inc.	44,946	96
* CryoLife Inc.	14,800	95
* Medical Action Industries Inc.	3,500	94
*^ Aastrom Biosciences, Inc.	81,100	94
* Array BioPharma Inc.	10,785	92
* Columbia Laboratories Inc.	26,265	91
* Candela Corp.	8,123	89
* Hanger Orthopedic Group, Inc.	13,435	88
*^ BioLase Technology, Inc.	14,114	88
* ARIAD Pharmaceuticals, Inc.	20,212	88
* Symbion, Inc.	4,741	87
* Rita Medical Systems, Inc.	27,600	87
* American Dental Partners, Inc.	5,200	86
* Providence Service Corp.	3,100	86
* Matrixx Initiatives, Inc.	4,400	84
*^ Avanir Pharmaceuticals Class A	12,100	84
*^ Santarus Inc.	11,122	83
* Pediatric Services of America	6,776	82
* Senomyx, Inc.	5,300	81
* Encysive Pharmaceuticals, Inc.	18,800	81
* Vivus, Inc.	21,814	81
National Healthcare Corp.	1,500	81
* Bradley Pharmaceuticals, Inc.	5,005	80
* Bio-Reference Laboratories, Inc.	3,544	80
* Merit Medical Systems, Inc.	5,839	79
* Third Wave Technologies, Inc.	17,618	79
* Lexicon Genetics Inc.	20,919	79
* CorVel Corp.	2,237	78
* Diversa Corp.	9,661	77
* Medical Staffing Network Holdings, Inc.	12,378	77
* Rigel Pharmaceuticals, Inc.	7,489	77
* National Dentex Corp.	3,896	77
Young Innovations, Inc.	2,100	76
* Embrex, Inc.	6,365	75
* BioCryst Pharmaceuticals, Inc.	6,000	75
* Emisphere Technologies, Inc.	8,800	74
* StemCells, Inc.	34,500	73
*^ Monogram Biosciences, Inc.	47,778	73
* Collagenex Pharmaceuticals, Inc.	5,592	73
*^ Cell Therapeutics, Inc.	42,427	73
* Idenix Pharmaceuticals Inc.	7,399	72
* BioSphere Medical Inc.	10,860	72
* Lifecore Biomedical Inc.	5,083	72
Psychemedics Corp.	4,200	71
* SciClone Pharmaceuticals, Inc.	30,457	71
* DepoMed, Inc.	17,306	71
* Dyax Corp.	20,697	69
* SONUS Pharmaceuticals, Inc.	14,615	69
* Albany Molecular Research, Inc.	7,311	68
Hooper Holmes, Inc.	20,200	68
* Hollis-Eden Pharmaceuticals, Inc.	12,818	68
* Cell Genesys, Inc.	14,765	67
* EntreMed, Inc.	36,010	67
* BioScrip Inc.	22,108	67
* Merge Technologies, Inc.	9,681	67
* Regeneration Technologies, Inc.	9,441	66
* Continucare Corp.	26,460	66
* RehabCare Group, Inc.	5,032	66
*^ Hemispherx Biopharma, Inc.	35,200	66
* Xenoport Inc.	3,100	63
* Pain Therapeutics, Inc.	7,300	63
* deCODE genetics, Inc.	11,373	63
* Maxygen Inc.	7,477	62
* US Physical Therapy, Inc.	5,200	62
* Angiodynamics Inc.	2,969	61
* Pharmacyclics, Inc.	12,630	61
* Five Star Quality Care, Inc.	5,671	61
* Oscient Pharmaceuticals	59,052	61
* Amicas, Inc.	20,076	60
* PDI, Inc.	5,100	59
* NPS Pharmaceuticals Inc.	15,546	59
*^ Immunomedics Inc.	33,175	59
* Cutera, Inc.	2,200	58
* Cardiac Science Corp.	7,856	58
* Cerus Corp.	10,464	58
* Genta Inc.	72,330	56
* Phase Forward Inc.	4,714	56
* NMT Medical, Inc.	3,531	55
* Seattle Genetics, Inc.	11,186	54
* Neogen Corp.	2,468	53
* HealthTronics Surgical Services, Inc.	8,655	53
* Neurogen Corp.	7,920	53
* VistaCare, Inc.	5,100	53
* AVANT Immunotherapeutics, Inc.	40,329	53
* CuraGen Corp.	15,252	52
* E-Z-EM, Inc.	3,264	52
* Advancis Pharmaceutical Corp.	8,570	51
* ImmunoGen, Inc.	14,300	51
* Vion Pharmaceuticals, Inc.	45,800	50
* Neose Technologies, Inc.	24,574	49
* Cytokinetics, Inc.	7,525	48
* Dexcom Inc.	4,300	48
* Trimeris, Inc.	5,404	48
* Nanogen, Inc.	26,400	47
* Natus Medical Inc.	3,400	46
* Titan Pharmaceuticals, Inc.	20,271	45
* Hi-Tech Pharmacal Co., Inc.	3,513	44
* MWI Veterinary Supply Inc.	1,300	44
*^ Genitope Corp.	14,700	43
* Hana Biosciences, Inc.	6,238	43
* Pharmacopeia Drug Discovery Inc.	11,027	42
* Stereotaxis Inc.	4,006	41
* EPIX Pharmaceuticals Inc.	9,847	41
* Caliper Life Sciences, Inc.	8,280	40
* Kosan Biosciences, Inc.	8,200	40
*^ SCOLR Pharma Inc.	6,600	40
* NeoPharm, Inc.	8,114	39
* Cantel Medical Corp.	2,800	39
* GTx, Inc.	4,100	38
* Alliance Imaging, Inc.	4,800	37
* Strategic Diagnostics Inc.	9,612	37
* Vical, Inc.	7,300	37
* Avigen, Inc.	6,731	35
* ATS Medical, Inc.	14,726	35
* Theragenics Corp.	11,916	34
* Harvard Bioscience, Inc.	7,434	33
* Rochester Medical Corp.	2,093	33
* Zila, Inc.	13,147	33
* Sangamo BioSciences, Inc.	5,800	32
* Ista Pharmaceuticals Inc.	5,337	32
* Immtech International, Inc.	6,548	31
* LHC Group Inc.	1,400	31
* ArQule, Inc.	7,400	31
* Insmed Inc.	22,150	30
* La Jolla Pharmaceutical Co.	7,975	30
* Osteotech, Inc.	7,187	29
* Acadia Pharmaceuticals Inc.	3,140	27
* Bioenvision, Inc.	4,900	27
* Sun Healthcare Group Inc.	2,500	27
* Tercica, Inc.	5,020	27
* Oxigene, Inc.	6,748	26
* ADVENTRX Pharmaceuticals, Inc.	9,500	26
* Orthologic Corp.	20,010	26
* Allion Healthcare Inc.	6,100	25
* NitroMed, Inc.	8,000	25
* Allied Healthcare International Inc.	12,517	25
* Fonar Corp.	77,670	25
* Adeza Biomedical Corp.	1,500	25
* Q-Med, Inc.	4,728	24
* Capital Senior Living Corp.	2,600	24
* Exactech, Inc.	1,758	24
* CardioDynamics International Corp.	33,415	24
* Sonic Innovations, Inc.	5,768	24
* National Medical Health Card Systems, Inc.	1,420	22
* Endologix, Inc.	5,400	22
* Axonyx Inc.	23,400	21
* Curis, Inc.	15,270	21
* Infinity Pharmaceuticals, Inc.	1,525	21
* Insite Vision, Inc.	12,200	19
* Neurometrix Inc.	1,000	19
* Anadys Pharmaceuticals Inc.	6,479	19
* Orchid Cellmark, Inc.	7,589	18
* Gene Logic Inc.	11,200	17
* GTC Biotherapeutics, Inc.	13,981	17
* SRI/Surgical Express, Inc.	3,833	17
* Barrier Therapeutics Inc.	2,500	16
* STAAR Surgical Co.	2,100	16
* Threshold Pharmaceuticals, Inc.	6,028	15
* Synovis Life Technologies, Inc.	2,095	15
* GenVec, Inc.	13,597	15
* Radiologix Inc.	3,800	15
* Exact Sciences Corp.	7,166	15
* IVAX Diagnostics, Inc.	8,700	14
* VNUS Medical Technologies, Inc.	2,100	14
* Antigenics, Inc.	8,912	14
* CYTOGEN Corp.	5,875	14
* Proxymed Pharmacy, Inc.	2,846	13
* Aradigm Corp.	7,820	13
* Neurobiological Technologies, Inc.	5,433	13
* Allos Therapeutics Inc.	3,348	13
* Coley Pharmaceutical Group	1,100	13
* Solexa, Inc.	1,400	12
*^ Hythiam Inc.	1,700	12
* Corcept Therapeutics Inc.	13,426	12
* NationsHealth, Inc.	7,744	12
* Genaera Corp.	26,969	11
* Bioject Medical Technologies Inc.	12,286	11
* Lipid Sciences, Inc.	5,949	11
* Genomic Health, Inc.	700	10
* Auxilium Pharmaceuticals, Inc.	1,000	10
* Ciphergen Biosystems, Inc.	7,237	10
* DUSA Pharmaceuticals, Inc.	2,300	10
* Sequenom, Inc.	4,340	9
* Introgen Therapeutics, Inc.	2,000	9
* Matritech Inc.	13,900	8
* Genelabs Technologies, Inc.	5,200	8
* Nutraceutical International Corp.	600	8
* Akorn, Inc.	2,200	8
* Anesiva, Inc.	1,135	8
^ Aksys, Ltd.	9,873	8
* Critical Therapeutics, Inc.	3,000	7
Stratagene Holding Corp.	1,102	7
* Micromet, Inc.	2,674	7
* PRAECIS Pharmaceuticals, Inc.	3,434	7
* Poniard Pharmaceuticals, Inc.	1,950	7
* Repligen Corp.	2,000	7
* Digirad Corp.	1,200	4
* DOV Pharmaceutical, Inc.	4,900	4
* Targeted Genetics Corp.	2,245	4
* Transgenomic, Inc.	7,100	4
* Mediware Information Systems, Inc.	500	4
* Palatin Technologies, Inc.	1,600	4
* Dynavax Technologies Corp.	863	4
* Alteon, Inc.	19,000	4
* Immunicon Corp.	800	4
* Epicept Corp.	1,913	3
* Dialysis Corporation of America	200	3
* Novoste Corp.	1,144	3
* Pharmos Corp.	1,320	2
* Inhibitex Inc.	1,400	2
* Novamed, Inc.	200	2
* Micrus Endovascular Corp.	100	1
* Biopure Corp. Class A	1,450	1
* Clarient, Inc.	1,100	1
* Vasomedical, Inc.	6,557	1
* North American Scientific, Inc.	500	1
* Aphton Corp.	12,609	0

		664,810

Industrials (6.6%)
General Electric Co.	3,630,842	128,169
United Technologies Corp.	335,250	21,238
The Boeing Co.	265,222	20,913
Tyco International Ltd.	711,100	19,904
3M Co.	250,045	18,608
United Parcel Service, Inc.	228,471	16,436
Caterpillar, Inc.	232,520	15,300
Emerson Electric Co.	143,507	12,034
Honeywell International Inc.	274,571	11,230
Lockheed Martin Corp.	128,093	11,024
FedEx Corp.	101,353	11,015
Burlington Northern Santa Fe Corp.	127,525	9,365
General Dynamics Corp.	119,982	8,599
Union Pacific Corp.	89,288	7,857
Northrop Grumman Corp.	114,151	7,770
Illinois Tool Works, Inc.	166,982	7,497
Raytheon Co.	155,964	7,488
Waste Management, Inc.	190,613	6,992
Deere &Co.	82,272	6,903
Norfolk Southern Corp.	144,973	6,386
Danaher Corp.	85,653	5,882
CSX Corp.	154,950	5,087
^ PACCAR, Inc.	82,957	4,730
Southwest Airlines Co.	280,686	4,676
Ingersoll-Rand Co.	115,038	4,369
Masco Corp.	138,778	3,805
Textron, Inc.	40,894	3,578
Pitney Bowes, Inc.	77,541	3,440
Eaton Corp.	49,879	3,434
Rockwell Automation, Inc.	58,865	3,420
Dover Corp.	71,242	3,380
Expeditors International of Washington, Inc.	74,582	3,325
Rockwell Collins, Inc.	59,809	3,280
Parker Hannifin Corp.	42,016	3,266
L-3 Communications Holdings, Inc.	40,521	3,174
ITT Industries, Inc.	61,382	3,147
Precision Castparts Corp.	47,226	2,983
Cooper Industries, Inc. Class A	32,286	2,751
American Standard Cos., Inc.	63,968	2,685
C.H. Robinson Worldwide Inc.	57,642	2,570
R.R. Donnelley &Sons Co.	75,506	2,489
Fluor Corp.	30,610	2,354
Cintas Corp.	49,927	2,039
Avery Dennison Corp.	32,599	1,961
Robert Half International, Inc.	57,415	1,950
Cummins Inc.	16,175	1,929
Republic Services, Inc. Class A	47,714	1,919
Manpower Inc.	30,865	1,891
W.W. Grainger, Inc.	26,572	1,781
* The Dun &Bradstreet Corp.	23,172	1,738
Fastenal Co.	44,846	1,730
Goodrich Corp.	41,425	1,679
Equifax, Inc.	44,908	1,649
* AMR Corp.	70,876	1,640
Joy Global Inc.	43,075	1,620
* Terex Corp.	35,400	1,601
* Jacobs Engineering Group Inc.	20,670	1,545
* Monster Worldwide Inc.	41,403	1,498
* McDermott International, Inc.	33,800	1,413
Aramark Corp. Class B	42,275	1,389
Roper Industries Inc.	30,622	1,370
Pall Corp.	44,000	1,356
American Power Conversion Corp.	60,586	1,330
Oshkosh Truck Corp.	25,668	1,295
The Corporate Executive Board Co.	14,145	1,272
Harsco Corp.	14,773	1,147
* USG Corp.	23,700	1,115
SPX Corp.	20,841	1,114
Ryder System, Inc.	21,500	1,111
* ChoicePoint Inc.	30,264	1,083
Ametek, Inc.	24,746	1,078
* Thomas &Betts Corp.	21,790	1,040
* Stericycle, Inc.	14,881	1,039
* Allied Waste Industries, Inc.	90,175	1,016
Donaldson Co., Inc.	27,477	1,014
* Flowserve Corp.	20,040	1,014
* Alliant Techsystems, Inc.	12,320	999
* Wesco International, Inc.	17,050	989
The Manitowoc Co., Inc.	21,374	957
Graco, Inc.	24,191	945
* Foster Wheeler Ltd.	23,976	925
* Corrections Corp. of America	21,261	920
Carlisle Co., Inc.	10,906	917
The Brink's Co.	17,173	911
* Covanta Holding Corp.	41,553	895
Trinity Industries, Inc.	27,788	894
Pentair, Inc.	34,060	892
Landstar System, Inc.	20,868	891
* Continental Airlines, Inc. Class B	31,089	880
Hubbell Inc. Class B	18,349	879
J.B. Hunt Transport Services, Inc.	40,768	847
Con-way, Inc.	18,350	822
IDEX Corp.	19,002	818
* AGCO Corp.	32,003	811
Laidlaw International Inc.	29,456	805
Herman Miller, Inc.	23,187	793
Kennametal, Inc.	13,941	790
The Timken Co.	26,395	786
* YRC Worldwide, Inc.	20,350	754
JLG Industries, Inc.	37,800	749
GATX Corp.	18,001	745
* US Airways Group Inc.	16,760	743
Adesa, Inc.	31,780	734
Acuity Brands, Inc.	16,012	727
* Copart, Inc.	25,624	722
Crane Co.	17,247	721
Teleflex Inc.	12,639	703
* URS Corp.	18,021	701
Lincoln Electric Holdings, Inc.	12,700	692
HNI Corp.	16,528	687
* Armor Holdings, Inc.	11,900	682
* General Cable Corp.	17,752	678
MSC Industrial Direct Co., Inc. Class A	16,554	674
* Shaw Group, Inc.	28,406	672
Alexander &Baldwin, Inc.	14,879	660
Walter Industries, Inc.	15,315	654
Avis Budget Group, Inc.	35,593	651
* American Commercial Lines Inc.	10,711	637
* Quanta Services, Inc.	37,528	633
Granite Construction Co.	11,777	628
* Genlyte Group, Inc.	8,768	624
DRS Technologies, Inc.	14,104	616
* Kansas City Southern	22,550	616
IKON Office Solutions, Inc.	45,580	613
* EMCOR Group, Inc.	11,100	609
* Gardner Denver Inc.	18,392	608
Florida East Coast Industries, Inc. Class A	10,572	603
The Toro Co.	14,100	595
Washington Group International, Inc.	10,100	594
* Waste Connections, Inc.	15,500	588
* United Rentals, Inc.	25,164	585
Brady Corp. Class A	16,612	584
* Navistar International Corp.	22,482	580
UTI Worldwide, Inc.	20,700	579
Belden CDT Inc.	15,125	578
* BE Aerospace, Inc.	27,242	575
CLARCOR Inc.	18,300	558
* West Corp.	11,249	543
Skywest, Inc.	21,400	525
* United Stationers, Inc.	11,219	522
* PHH Corp.	18,847	516
* Energy Conversion Devices, Inc.	13,906	515
Briggs &Stratton Corp.	18,296	504
Lennox International Inc.	21,805	499
Watson Wyatt &Co. Holdings	12,000	491
* Kirby Corp.	15,600	489
* Resources Connection, Inc.	18,200	488
Actuant Corp.	9,680	485
*^ JetBlue Airways Corp.	51,951	482
Bucyrus International, Inc.	11,175	474
* Hexcel Corp.	33,000	467
* Alaska Air Group, Inc.	12,078	459
* IHS Inc. Class A	14,297	459
Mueller Industries Inc.	13,029	458
* Teledyne Technologies, Inc.	11,411	452
Wabtec Corp.	16,614	451
* Moog Inc.	12,825	445
Regal-Beloit Corp.	10,100	439
* ESCO Technologies Inc.	9,200	424
Curtiss-Wright Corp.	13,868	421
* NCI Building Systems, Inc.	7,200	419
* EGL, Inc.	11,327	413
Nordson Corp.	10,064	401
* Dollar Thrifty Automotive Group, Inc.	9,000	401
Watsco, Inc.	8,700	400
* Orbital Sciences Corp.	21,300	400
Banta Corp.	8,300	395
* FTI Consulting, Inc.	15,280	383
Woodward Governor Co.	11,400	382
Applied Industrial Technology, Inc.	15,589	380
Mine Safety Appliances Co.	10,602	378
* Swift Transportation Co., Inc.	15,808	375
Werner Enterprises, Inc.	19,877	372
* Ceradyne, Inc.	9,046	372
Simpson Manufacturing Co.	13,700	370
Pacer International, Inc.	13,300	369
Arkansas Best Corp.	8,500	366
* Navigant Consulting, Inc.	18,098	363
Forward Air Corp.	10,853	359
Knight Transportation, Inc.	20,965	355
Heartland Express, Inc.	22,518	353
Kaydon Corp.	9,488	351
John H. Harland Co.	9,600	350
* Cenveo Inc.	18,501	348
* Acco Brands Corp.	15,408	343
* Tetra Tech, Inc.	19,538	340
UAP Holding Corp.	15,384	329
* AirTran Holdings, Inc.	32,300	320
Valmont Industries, Inc.	6,057	316
* Jacuzzi Brands, Inc.	31,291	313
* AAR Corp.	13,000	310
Franklin Electric, Inc.	5,800	308
* Labor Ready, Inc.	19,304	308
* Genesee &Wyoming Inc. Class A	13,175	306
Deluxe Corp.	17,837	305
* Mobile Mini, Inc.	10,500	298
* The Advisory Board Co.	5,891	298
Baldor Electric Co.	9,519	293
* Old Dominion Freight Line, Inc.	9,750	293
Watts Water Technologies, Inc.	9,111	289
* Esterline Technologies Corp.	8,500	287
* Amerco, Inc.	3,828	284
ABM Industries Inc.	15,100	283
* Beacon Roofing Supply, Inc.	13,950	282
Universal Forest Products, Inc.	5,619	276
Steelcase Inc.	17,426	273
* Hub Group, Inc.	11,726	267
* Korn/Ferry International	12,600	264
* American Reprographics Co.	8,157	262
Administaff, Inc.	7,700	259
Albany International Corp.	8,122	258
NACCO Industries, Inc. Class A	1,891	257
Viad Corp.	7,247	257
* Teletech Holdings Inc.	16,297	255
* Griffon Corp.	10,641	254
* Consolidated Graphics, Inc.	4,100	247
A.O. Smith Corp.	6,245	246
Ameron International Corp.	3,600	239
G &K Services, Inc. Class A	6,539	238
* Heidrick &Struggles International, Inc.	6,600	238
* School Specialty, Inc.	6,699	236
ElkCorp	8,600	233
* CoStar Group, Inc.	5,617	232
* NCO Group, Inc.	8,797	231
* Coinstar, Inc.	7,842	226
Healthcare Services Group, Inc.	8,828	222
Knoll, Inc.	10,900	220
Federal Signal Corp.	14,353	219
United Industrial Corp.	4,000	214
* Insituform Technologies Inc. Class A	8,800	214
*^ Encore Wire Corp.	6,050	214
Rollins, Inc.	10,100	213
Freightcar America Inc.	4,015	213
Comfort Systems USA, Inc.	18,300	210
Triumph Group, Inc.	4,906	208
* Superior Essex Inc.	5,900	202
Barnes Group, Inc.	11,504	202
* EnPro Industries, Inc.	6,719	202
* II-VI, Inc.	8,100	202
* Interline Brands, Inc.	8,104	200
* GenCorp, Inc.	14,700	189
* Global Cash Access, Inc.	12,450	188
* Spherion Corp.	26,099	187
* GrafTech International Ltd.	31,898	186
* Kforce Inc.	15,451	184
* Infrasource Services Inc.	10,500	184
Cascade Corp.	4,000	183
Apogee Enterprises, Inc.	11,700	178
Wabash National Corp.	12,850	176
* CRA International Inc.	3,678	175
McGrath RentCorp	6,800	174
Kelly Services, Inc. Class A	6,300	173
Gorman-Rupp Co.	5,250	172
Raven Industries, Inc.	5,700	171
* Power-One, Inc.	23,556	171
* Kadant Inc.	6,710	165
*^ Taser International Inc.	21,500	165
* Saia, Inc.	5,051	165
Eagle Bulk Shipping Inc.	10,233	165
* Republic Airways Holdings Inc.	10,514	163
* RBC Bearings Inc.	6,677	161
* NuCo2, Inc.	5,900	159
* Astec Industries, Inc.	6,278	159
Bowne &Co., Inc.	11,100	159
* Clean Harbors Inc.	3,575	156
HEICO Corp.	4,500	154
* CBIZ Inc.	20,923	153
* Columbus McKinnon Corp.	8,437	152
* Williams Scotsman International Inc.	7,033	150
* Volt Information Sciences Inc.	4,200	149
Tredegar Corp.	8,855	148
The Greenbrier Cos., Inc.	5,100	148
Kaman Corp. Class A	8,151	147
* The Middleby Corp.	1,901	146
* Perini Corp.	7,000	146
*^ Evergreen Solar, Inc.	17,600	146
* COMSYS IT Partners Inc.	8,456	145
* Sequa Corp. Class A	1,530	144
* K&F Industries Holdings	7,607	143
* Electro Rent Corp.	8,350	142
American Woodmark Corp.	4,185	141
CIRCOR International, Inc.	4,600	141
* ICT Group, Inc.	4,456	140
* Geo Group Inc.	3,300	139
* Accuride Corp.	12,522	138
* Huron Consulting Group Inc.	3,465	136
* FuelCell Energy, Inc.	17,818	136
* Fuel-Tech N.V	9,100	135
* RailAmerica, Inc.	12,096	132
*^ Medis Technology Ltd.	5,300	131
EDO Corp.	5,700	130
* First Consulting Group, Inc.	13,295	130
Tennant Co.	5,200	127
* Lamson &Sessions Co.	5,300	126
*^ American Science &Engineering, Inc.	2,600	126
* Layne Christensen Co.	4,408	126
Lindsay Manufacturing Co.	4,350	125
* Celadon Group Inc.	7,425	124
* Xanser Corp.	20,797	122
Ampco-Pittsburgh Corp.	3,900	121
Robbins &Myers, Inc.	3,900	121
Cubic Corp.	6,000	117
*^ A.S.V., Inc.	7,810	116
* Commercial Vehicle Group Inc.	6,012	116
Genco Shipping and Trading Ltd.	5,091	115
Standex International Corp.	4,100	114
Ennis, Inc.	5,209	113
* Flow International Corp.	8,600	112
* Diamond Management and Technology Consultants, Inc.	9,876	110
Angelica Corp.	6,300	107
* Argon ST, Inc.	4,395	105
* Marten Transport, Ltd.	6,150	105
* Mesa Air Group Inc.	13,000	101
Synagro Technologies Inc.	23,900	101
* Hudson Highland Group, Inc.	10,230	100
Horizon Lines Inc.	6,000	100
* Ladish Co., Inc.	3,400	98
* Miller Industries, Inc.	5,346	98
LSI Industries Inc.	6,007	98
* Waste Services, Inc.	10,673	98
* Cornell Companies, Inc.	5,600	97
* Frontier Airlines Holdings, Inc.	11,700	97
* Lydall, Inc.	10,742	96
*^ 3D Systems Corp.	5,204	95
Alamo Group, Inc.	4,100	93
* LECG Corp.	4,969	93
CDI Corp.	4,500	93
* Quality Distribution Inc.	6,326	93
* Trex Co., Inc.	3,800	92
* P.A.M. Transportation Services, Inc.	3,663	92
*^ TurboChef Technologies, Inc.	6,600	92
Lawson Products, Inc.	2,138	90
* Plug Power, Inc.	21,588	88
* Kenexa Corp.	3,473	88
*^ Valence Technology Inc.	44,745	87
Central Parking Corp.	5,259	87
* SITEL Corp.	28,700	86
AAON, Inc.	3,787	86
Vicor Corp.	7,479	86
* ExpressJet Holdings, Inc.	13,050	86
*^ Ionatron Inc.	17,881	86
Badger Meter, Inc.	3,400	86
* Innovative Solutions and Support, Inc.	5,724	83
^ Titan International, Inc.	4,600	83
*^ Capstone Turbine Corp.	58,976	83
Bluelinx Holdings Inc.	8,700	83
* Pike Electric Corp.	5,510	82
* EnerSys	5,093	82
* Gehl Co.	3,050	82
* On Assignment, Inc.	8,300	81
* GP Strategies Corp.	10,600	79
* MTC Technologies, Inc.	3,242	78
Dynamic Materials Corp.	2,400	78
* Casella Waste Systems, Inc.	7,481	77
* TRC Cos., Inc.	9,000	77
Quixote Corp.	4,266	76
* M&F Worldwide Corp.	5,100	75
Schawk, Inc.	4,100	75
* ABX Air, Inc.	13,274	75
* Intersections Inc.	7,870	73
TAL International Group, Inc.	3,390	72
Met-Pro Corp.	5,450	72
* Perma-Fix Environmental Services, Inc.	33,958	70
* Active Power, Inc.	28,113	70
* Huttig Building Products, Inc.	12,622	70
* Distributed Energy Systems Corp.	21,500	69
* ENGlobal Corp.	11,200	69
* Herley Industries Inc.	5,565	69
* Sirva Inc.	25,800	69
The Standard Register Co.	5,176	68
* Essex Corp.	3,900	68
* Willis Lease Finance Corp.	7,189	66
^ PW Eagle, Inc.	2,200	66
Todd Shipyards Corp.	3,576	65
Applied Signal Technology, Inc.	4,300	64
* Exponent, Inc.	3,816	64
* Mac-Gray Corp.	5,200	61
Insteel Industries, Inc.	3,000	60
* American Superconductor Corp.	6,408	59
* Covenant Transport, Inc.	4,806	59
C &D Technologies, Inc.	8,100	58
* Powell Industries, Inc.	2,532	56
* WCA Waste Corp.	9,763	55
* Pinnacle Airlines Corp.	7,373	55
* Dynamex Inc.	2,600	54
Multi-Color Corp.	1,858	53
American Ecology Corp.	2,700	53
* Tecumseh Products Co. Class A	3,423	52
HEICO Corp. Class A	1,719	50
* USA Truck, Inc.	2,600	50
* Magnatek, Inc.	14,300	49
* Team, Inc.	1,968	49
* U.S. Xpress Enterprises, Inc.	2,100	49
* Rush Enterprises, Inc. Class A	2,900	48
* Ultralife Batteries, Inc.	4,600	48
* Learning Tree International, Inc.	5,781	47
* Builders FirstSource, Inc.	2,869	44
* Odyssey Marine Exploration, Inc.	16,364	43
* Barrett Business Services, Inc.	1,800	39
* Global Power Equipment Group Inc.	16,900	36
Aceto Corp.	5,107	36
* Park-Ohio Holdings Corp.	2,600	36
* Frozen Food Express Industries, Inc.	4,700	36
* PeopleSupport Inc.	1,800	33
* SL Industries, Inc.	1,700	33
* Milacron Inc.	36,574	32
* Ducommun, Inc.	1,700	32
* Paragon Technologies, Inc.	5,095	31
* Sterling Construction Co., Inc.	1,500	30
* LMI Aerospace, Inc.	1,500	28
* MAIR Holdings, Inc.	4,441	25
* La Barge, Inc.	2,400	25
CompX International Inc.	1,394	22
* APAC Teleservices, Inc.	8,134	22
* Wolverine Tube, Inc.	6,900	21
* Innotrac Corp.	5,748	19
L.S. Starrett Co. Class A	1,300	19
Sun Hydraulics Corp.	900	18
* The Allied Defense Group, Inc.	1,100	18
* International Shipholding Corp.	1,442	18
Sypris Solutions, Inc.	2,100	18
* Omega Flex Inc.	810	16
* Flanders Corp.	1,900	16
* Modtech Holdings, Inc.	2,900	16
* Universal Truckload Services, Inc.	600	16
* Tecumseh Products Co. Class B	1,000	15
* Raytheon Co. Warrants Exp. 6/16/2011	1,046	15
* Spherix Inc.	11,116	15
* L.B. Foster Co. Class A	900	14
* Hawaiian Holdings, Inc.	3,300	14
Protection One, Inc.	1,024	13
* Nashua Corp.	1,786	12
* Rush Enterprises, Inc. Class B	766	12
* Arrowhead Research Corp.	2,300	12
*^ Sea Containers Ltd. Class A	9,600	11
* AZZ Inc.	300	11
* Microvision, Inc.	6,995	10
* PRG-Schultz International, Inc.	1,681	10
* Millennium Cell Inc.	8,288	9
*^ Arotech Corp.	4,507	9
* Central Freight Lines, Inc.	3,820	8
* Hurco Companies, Inc.	300	7
* Catalytica Energy Systems, Inc.	6,204	7
* Strategic Distribution, Inc.	508	6
* TRM Corp.	2,200	5
* Aerosonic Corp.	730	4
Twin Disc, Inc.	100	3
* Standard Parking Corp.	100	3
* Channell Commercial Corp.	800	2
* Axsys Technologies, Inc.	100	2
* UQM Technologies, Inc.	600	2
* Electro Energy, Inc.	600	1
Preformed Line Products Co.	23	1
* BMC Industries, Inc.	29,237	0
* DT Industries, Inc.	7,000	0

		579,078

Information Technology (9.3%)
Microsoft Corp.	3,095,193	84,592
* Cisco Systems, Inc.	2,131,561	49,026
International Business Machines Corp.	541,274	44,352
Intel Corp.	2,031,151	41,781
Hewlett-Packard Co.	973,982	35,735
* Google Inc.	75,054	30,164
* Oracle Corp.	1,490,145	26,435
* Apple Computer, Inc.	296,886	22,869
Motorola, Inc.	862,395	21,560
QUALCOMM Inc.	585,256	21,274
Texas Instruments, Inc.	543,963	18,087
* Dell Inc.	765,277	17,479
* Corning, Inc.	543,803	13,274
First Data Corp.	267,695	11,243
* Yahoo! Inc.	442,642	11,190
* eBay Inc.	369,880	10,490
* EMC Corp.	825,660	9,891
Automatic Data Processing, Inc.	201,516	9,540
Applied Materials, Inc.	485,803	8,613
* Adobe Systems, Inc.	209,416	7,843
* Symantec Corp.	364,897	7,765
Accenture Ltd.	203,476	6,452
* Sun Microsystems, Inc.	1,223,409	6,080
* Electronic Arts Inc.	106,238	5,915
* Xerox Corp.	321,135	4,997
* Broadcom Corp.	163,952	4,974
* Agilent Technologies, Inc.	148,860	4,866
* Network Appliance, Inc.	130,782	4,840
* Freescale Semiconductor, Inc. Class A	118,037	4,491
Electronic Data Systems Corp.	181,285	4,445
* Micron Technology, Inc.	254,147	4,422
Paychex, Inc.	119,515	4,404
Seagate Technology	185,621	4,286
* Advanced Micro Devices, Inc.	169,233	4,205
* Intuit, Inc.	115,560	3,708
Analog Devices, Inc.	126,165	3,708
* Lucent Technologies, Inc.	1,566,924	3,667
* SanDisk Corp.	68,258	3,655
* Cognizant Technology Solutions Corp.	49,054	3,633
CA, Inc.	147,123	3,485
* NVIDIA Corp.	117,066	3,464
Linear Technology Corp.	106,184	3,304
* Computer Sciences Corp.	65,633	3,224
* Marvell Technology Group Ltd.	163,500	3,167
Maxim Integrated Products, Inc.	112,144	3,148
KLA-Tencor Corp.	69,537	3,092
* Juniper Networks, Inc.	178,014	3,076
* Fiserv, Inc.	61,318	2,887
* Autodesk, Inc.	80,698	2,807
National Semiconductor Corp.	118,088	2,779
Xilinx, Inc.	120,062	2,635
* Flextronics International Ltd.	202,300	2,557
* NCR Corp.	63,652	2,513
Microchip Technology, Inc.	74,857	2,427
* Altera Corp.	125,460	2,306
* Citrix Systems, Inc.	63,660	2,305
* Akamai Technologies, Inc.	45,837	2,291
* MEMC Electronic Materials, Inc.	61,382	2,248
* LAM Research Corp.	49,151	2,228
* Lexmark International, Inc.	37,025	2,135
Harris Corp.	46,890	2,086
* BMC Software, Inc.	74,384	2,025
* Affiliated Computer Services, Inc. Class A	39,026	2,024
* BEA Systems, Inc.	130,008	1,976
Amphenol Corp.	31,184	1,931
Molex, Inc.	47,004	1,832
Jabil Circuit, Inc.	62,166	1,776
* VeriSign, Inc.	85,713	1,731
* Cadence Design Systems, Inc.	98,633	1,673
* Avaya Inc.	145,369	1,663
* Tellabs, Inc.	148,869	1,632
* Iron Mountain, Inc.	36,757	1,578
* MasterCard, Inc. Class A	22,200	1,562
* Comverse Technology, Inc.	70,601	1,514
* Activision, Inc.	96,556	1,458
* Western Digital Corp.	77,685	1,406
* McAfee Inc.	56,142	1,373
CDW Corp.	22,123	1,365
* Alliance Data Systems Corp.	24,100	1,330
Symbol Technologies, Inc.	88,674	1,318
* Red Hat, Inc.	61,527	1,297
* JDS Uniphase Corp.	588,269	1,288
* Novellus Systems, Inc.	44,747	1,238
Intersil Corp.	49,978	1,227
* DST Systems, Inc.	19,457	1,200
* Arrow Electronics, Inc.	43,047	1,181
* Ceridian Corp.	51,797	1,158
* LSI Logic Corp.	139,646	1,148
* Integrated Device Technology Inc.	70,716	1,136
* CheckFree Corp.	27,444	1,134
Sabre Holdings Corp.	46,322	1,083
* QLogic Corp.	56,960	1,077
* Compuware Corp.	135,164	1,053
* Solectron Corp.	322,738	1,052
Global Payments Inc.	23,798	1,047
Diebold, Inc.	23,552	1,025
* Convergys Corp.	49,469	1,022
* Synopsys, Inc.	50,983	1,005
* salesforce.com, Inc.	27,700	994
* Ingram Micro, Inc. Class A	49,362	946
* Mettler-Toledo International Inc.	14,237	942
* Atmel Corp.	154,547	933
* Teradyne, Inc.	70,319	925
* Avnet, Inc.	46,476	912
* Trimble Navigation Ltd.	19,250	906
* Freescale Semiconductor, Inc. Class B	23,827	906
* Agere Systems Inc.	59,531	889
Reynolds &Reynolds Class A	22,478	888
* International Rectifier Corp.	25,229	879
Fidelity National Information Services, Inc.	23,653	875
* Cypress Semiconductor Corp.	49,203	874
MoneyGram International, Inc.	29,490	857
Tektronix, Inc.	29,571	855
* Zebra Technologies Corp. Class A	23,706	847
Fair Isaac, Inc.	23,005	841
* Novell, Inc.	137,087	839
* Vishay Intertechnology, Inc.	59,263	832
* Ciena Corp.	29,694	809
* Fairchild Semiconductor International, Inc.	42,486	794
* NAVTEQ Corp.	29,430	768
* F5 Networks, Inc.	14,283	767
* Sybase, Inc.	31,418	762
* Polycom, Inc.	30,739	754
* Varian Semiconductor Equipment Associates, Inc.	20,158	740
* Hyperion Solutions Corp.	21,102	728
* Digital River, Inc.	14,108	721
Acxiom Corp.	29,167	719
* Tech Data Corp.	19,359	707
* Sanmina-SCI Corp.	188,122	704
* Parametric Technology Corp.	39,468	689
* Unisys Corp.	120,806	684
* Brocade Communications Systems, Inc.	96,427	681
* CommScope, Inc.	20,496	673
* Interdigital Communications Corp.	19,467	664
* MICROS Systems, Inc.	13,500	660
* THQ Inc.	22,582	659
Anixter International Inc.	11,642	657
* FormFactor Inc.	15,500	653
* Foundry Networks, Inc.	49,071	645
* ADC Telecommunications, Inc.	41,825	627
* FLIR Systems, Inc.	22,900	622
* Benchmark Electronics, Inc.	22,958	617
Jack Henry &Associates Inc.	28,096	612
* TIBCO Software Inc.	67,984	610
* 3Com Corp.	137,915	608
* CACI International, Inc.	10,900	600
* Cymer, Inc.	13,641	599
ADTRAN Inc.	24,528	585
* ValueClick, Inc.	31,090	576
* Tessera Technologies, Inc.	16,281	566
* MPS Group, Inc.	37,051	560
*^ Cree, Inc.	27,566	554
* Emulex Corp.	30,059	546
* Rambus Inc.	31,253	545
* aQuantive, Inc.	23,000	543
National Instruments Corp.	19,828	542
FactSet Research Systems Inc.	11,139	541
* Hewitt Associates, Inc.	22,104	536
* Avocent Corp.	17,361	523
* WebEx Communications, Inc.	13,400	523
* FileNet Corp.	15,000	522
* Andrew Corp.	56,559	522
* Avid Technology, Inc.	14,206	517
* RF Micro Devices, Inc.	68,138	516
* Silicon Laboratories Inc.	16,592	515
* ANSYS, Inc.	11,500	508
Imation Corp.	12,578	505
* BearingPoint, Inc.	64,098	504
* Itron, Inc.	9,000	502
* Equinix, Inc.	8,172	491
* CNET Networks, Inc.	49,877	478
* Palm, Inc.	32,502	473
* Electronics for Imaging, Inc.	20,660	473
* Intermec, Inc.	17,924	472
* BISYS Group, Inc.	42,789	465
* j2 Global Communications, Inc.	16,708	454
* Transaction Systems Architects, Inc.	13,200	453
* Sonus Networks, Inc.	85,923	452
* Perot Systems Corp.	32,000	441
* Microsemi Corp.	23,404	441
* PMC Sierra Inc.	72,900	433
* Macrovision Corp.	18,200	431
* Arris Group Inc.	37,600	431
* Silicon Image, Inc.	33,371	424
* Entegris Inc.	38,738	423
* RealNetworks, Inc.	39,779	422
* CSG Systems International, Inc.	15,949	422
* MicroStrategy Inc.	4,101	418
* SiRF Technology Holdings, Inc.	17,166	412
* Informatica Corp.	30,162	410
* VeriFone Holdings, Inc.	14,356	410
* ON Semiconductor Corp.	68,731	404
* Intergraph Corp.	9,374	402
* ATMI, Inc.	13,816	402
* Mentor Graphics Corp.	28,155	396
* SRA International, Inc.	13,000	391
* Kronos, Inc.	11,202	382
* Nuance Communications, Inc.	46,583	381
* Semtech Corp.	29,593	378
* Conexant Systems, Inc.	187,870	376
* Internet Security Systems, Inc.	13,532	376
* UTStarcom, Inc.	41,956	372
* eFunds Corp.	15,375	372
Cognex Corp.	14,692	371
* Coherent, Inc.	10,599	367
* Gartner, Inc. Class A	20,803	366
* Trident Microsystems, Inc.	15,700	365
Technitrol, Inc.	12,169	363
* Digital Insight Corp.	12,260	359
* Progress Software Corp.	13,700	356
* Wright Express Corp.	14,574	351
AVX Corp.	19,814	351
* Websense, Inc.	16,200	350
* Openwave Systems Inc.	37,175	348
* Advent Software, Inc.	9,519	345
* Take-Two Interactive Software, Inc.	24,100	344
* Wind River Systems Inc.	31,814	341
* EarthLink, Inc.	46,853	341
* Global Imaging Systems, Inc.	15,400	340
* Rogers Corp.	5,500	340
* Quest Software, Inc.	23,322	333
* Komag, Inc.	10,073	322
* TriQuint Semiconductor, Inc.	60,789	316
* Brooks Automation, Inc.	23,838	311
* Opsware, Inc.	34,500	311
* Finisar Corp.	85,455	310
* Insight Enterprises, Inc.	14,998	309
* Applied Micro Circuits Corp.	105,961	306
* MKS Instruments, Inc.	14,953	304
* Rofin-Sinar Technologies Inc.	4,964	302
* Plexus Corp.	15,704	302
* ScanSource, Inc.	9,900	300
* Digitas Inc.	30,971	298
* Redback Networks Inc.	21,361	296
Total System Services, Inc.	12,923	295
* Dycom Industries, Inc.	13,490	290
* L-1 Identity Solutions Inc.	21,886	286
* Lattice Semiconductor Corp.	41,553	283
Plantronics, Inc.	16,097	282
* Powerwave Technologies, Inc.	36,792	280
* Skyworks Solutions, Inc.	53,782	279
* Euronet Worldwide, Inc.	11,300	277
* Paxar Corp.	13,685	273
* Cabot Microelectronics Corp.	9,307	268
* SonicWALL, Inc.	24,556	268
Daktronics, Inc.	12,918	267
United Online, Inc.	21,849	266
* OmniVision Technologies, Inc.	18,600	265
* Lawson Softward, Inc.	36,301	263
* Checkpoint Systems, Inc.	15,900	263
* Aeroflex, Inc.	25,430	261
* Diodes Inc.	6,000	259
Talx Corp.	10,515	258
* Littelfuse, Inc.	7,400	257
* Keane, Inc.	17,700	255
* Zoran Corp.	15,622	251
* Tekelec	19,011	246
* Brightpoint, Inc.	17,303	246
* Rackable Systems Inc.	8,900	244
* Newport Corp.	14,660	239
* Sycamore Networks, Inc.	63,118	239
Black Box Corp.	6,100	237
* Internap Network Services Corp.	15,410	235
* Axcelis Technologies, Inc.	32,683	231
* KEMET Corp.	28,263	228
* Spansion Inc. Class A	13,601	227
* Micrel, Inc.	23,435	225
* Comtech Telecommunications Corp.	6,650	223
* Dolby Laboratories Inc.	10,956	217
* Aspen Technologies, Inc.	19,900	217
* Manhattan Associates, Inc.	9,000	217
Quality Systems, Inc.	5,600	217
* McDATA Corp. Class A	43,046	217
* CMGI Inc.	199,743	212
* DSP Group Inc.	9,200	210
MTS Systems Corp.	6,320	204
* Electro Scientific Industries, Inc.	9,900	204
Park Electrochemical Corp.	6,432	204
* Cirrus Logic, Inc.	27,861	203
Blackbaud, Inc.	9,181	202
Inter-Tel, Inc.	9,300	201
* Epicor Software Corp.	15,082	198
* Witness Systems, Inc.	11,200	196
* Standard Microsystem Corp.	6,900	196
* ViaSat, Inc.	7,675	192
* Sapient Corp.	35,013	191
* Cogent Inc.	13,800	189
Cohu, Inc.	10,613	189
* ManTech International Corp.	5,700	188
* Photronics Inc.	13,300	188
* Silicon Storage Technology, Inc.	45,535	188
* NETGEAR, Inc.	9,100	187
* MRO Software Inc.	7,250	186
* 24/7 Real Media, Inc.	21,589	184
* Advanced Energy Industries, Inc.	10,800	184
* Veeco Instruments, Inc.	9,100	183
* Blackboard Inc.	6,898	183
* JDA Software Group, Inc.	11,827	182
* Hutchinson Technology, Inc.	8,600	181
* InfoSpace, Inc.	9,748	180
* Amkor Technology, Inc.	34,561	178
Gevity HR, Inc.	7,800	178
* Synaptics Inc.	7,227	176
* RadiSys Corp.	8,178	174
* Gateway, Inc.	90,622	171
* Gerber Scientific, Inc.	11,400	171
* Sykes Enterprises, Inc.	8,367	170
* Concur Technologies, Inc.	11,700	170
* Adaptec, Inc.	38,526	170
* FEI Co.	8,000	169
Integral Systems, Inc.	5,368	168
* Harmonic, Inc.	22,388	165
MAXIMUS, Inc.	6,300	164
CTS Corp.	11,900	164
* Ariba, Inc.	21,684	162
* Stratex Networks, Inc.	36,082	160
* Ansoft Corp.	6,392	159
* TTM Technologies, Inc.	13,600	159
* Open Solutions Inc.	5,439	157
* LoJack Corp.	7,969	156
* Hittite Microwave Corp.	3,506	156
* Sigma Designs, Inc.	10,400	155
* Mastec Inc.	13,875	154
* Atheros Communications, Inc.	8,455	153
* The Ultimate Software Group, Inc.	6,510	153
* Exar Corp.	11,471	152
* SafeNet, Inc.	8,222	150
* Kulicke &Soffa Industries, Inc.	16,834	149
* Tyler Technologies, Inc.	11,500	149
* Vignette Corp.	10,969	149
* Marchex, Inc.	9,581	147
* SYNNEX Corp.	6,300	145
* AMIS Holdings Inc.	15,085	143
* Lionbridge Technologies, Inc.	18,491	141
* Anaren, Inc.	6,685	141
* Interwoven Inc.	12,747	141
* Actel Corp.	9,000	140
* Altiris, Inc.	6,600	139
* MRV Communications Inc.	50,260	139
* Cray, Inc.	12,370	138
* Borland Software Corp.	23,640	135
* ANADIGICS, Inc.	18,876	135
* Extreme Networks, Inc.	37,190	135
* I.D. Systems, Inc.	5,700	135
* Supertex, Inc.	3,456	134
* Echelon Corp.	16,300	134
* FARO Technologies, Inc.	7,000	134
Heartland Payment Systems, Inc.	5,136	134
* Ciber, Inc.	20,126	133
* eCollege.com Inc.	8,300	133
infoUSA Inc.	15,984	133
* Art Technology Group, Inc.	51,774	133
* Oplink Communications, Inc.	6,483	130
* VASCO Data Security International, Inc.	12,500	130
Stellent Inc.	11,912	129
* Genesis Microchip Inc.	10,930	129
* SPSS, Inc.	5,160	129
* Forrester Research, Inc.	4,884	128
* SAVVIS, Inc.	4,505	128
* Safeguard Scientifics, Inc.	65,318	128
* Mattson Technology, Inc.	15,302	127
* webMethods, Inc.	16,577	127
* Hypercom Corp.	18,500	125
Agilysys, Inc.	8,900	125
* Chordiant Software, Inc.	40,700	125
* Rudolph Technologies, Inc.	6,792	124
* Verint Systems Inc.	4,100	123
* PC-Tel, Inc.	11,702	123
* Perficient, Inc.	7,822	123
* OpenTV Corp.	42,912	122
* Symmetricom Inc.	15,150	122
* OSI Systems Inc.	6,208	122
* Avanex Corp.	70,062	121
* DealerTrack Holdings Inc.	5,426	120
* Covansys Corp.	6,913	118
* Sonic Solutions, Inc.	7,700	117
* Quantum Corp.	53,600	117
TheStreet.com, Inc.	10,767	115
* Agile Software Corp.	17,296	113
Methode Electronics, Inc. Class A	11,849	113
* Kanbay International Inc.	5,374	110
Bel Fuse, Inc. Class A	4,000	110
* Microtune, Inc.	22,524	109
* Transmeta Corp.	94,685	109
* Excel Technology, Inc.	3,670	109
* Mercury Computer Systems, Inc.	9,100	108
* C-COR Inc.	12,500	107
* Stratasys, Inc.	4,000	106
* Asyst Technologies, Inc.	15,618	106
* S1 Corp.	22,884	105
* TNS Inc.	7,000	105
* Netlogic Microsystems Inc.	4,100	104
* OYO Geospace Corp.	1,824	104
* Internet Capital Group Inc.	10,834	102
* Lightbridge, Inc.	8,700	102
* ADE Corp.	3,178	102
* FalconStor Software, Inc.	13,158	101
* LTX Corp.	19,997	100
* Universal Display Corp.	9,000	99
* KVH Industries, Inc.	7,735	99
* Online Resources Corp.	8,007	98
* eSPEED, Inc. Class A	10,601	98
* InterVideo Inc.	7,649	97
Startek, Inc.	7,800	97
* Novatel Wireless, Inc.	10,027	97
* Magma Design Automation, Inc.	10,600	96
* Radiant Systems, Inc.	7,950	96
* SI International Inc.	3,000	96
* Ultratech, Inc.	7,200	96
* Zygo Corp.	7,521	96
* TranSwitch Corp.	68,000	96
* Nu Horizons Electronics Corp.	7,522	96
* CyberSource Corp.	8,100	96
* Merix Corp.	9,904	95
* Ixia	10,649	95
* Immersion Corp.	13,159	94
* Packeteer, Inc.	10,914	94
* Iomega Corp.	32,080	93
* MIPS Technologies, Inc.	13,746	93
* Ikanos Communications, Inc.	7,741	91
* Color Kinetics Inc.	5,300	90
* Ditech Networks Inc.	11,300	87
* Globix Corp.	18,700	87
* Carrier Access Corp.	12,100	86
* Kopin Corp.	25,500	85
Syntel, Inc.	3,765	85
* Digi International, Inc.	6,300	85
* Planar Systems, Inc.	7,423	84
* Click Commerce, Inc.	3,720	84
*^ Mindspeed Technologies, Inc.	48,445	84
* Bankrate, Inc.	3,137	83
* Sirenza Microdevices, Inc.	10,470	83
* Actuate Software Corp.	18,700	83
* Entrust, Inc.	23,824	82
* NetRatings, Inc.	5,769	82
* DTS Inc.	3,800	80
* Pericom Semiconductor Corp.	8,250	80
* SeaChange International, Inc.	8,782	78
* Applied Digital Solutions, Inc.	47,930	78
* iGATE Corp.	15,693	78
* PLX Technology, Inc.	7,450	77
* InterVoice, Inc.	12,136	77
* MoSys, Inc.	11,414	77
* Measurement Specialties, Inc.	4,100	76
* IXYS Corp.	9,093	76
* Acacia Research - Acacia Technologies	6,700	76
* Nanometrics Inc.	8,204	76
* SupportSoft, Inc.	17,268	75
* American Technology Corp.	19,570	75
* Metrologic Instruments, Inc.	4,100	74
* Tumbleweed Communications Corp.	26,363	74
* Secure Computing Corp.	11,700	74
* Docucorp International, Inc.	9,448	74
* EPIQ Systems, Inc.	4,969	73
* Interactive Intelligence Inc.	6,261	72
* Credence Systems Corp.	25,200	72
* Rimage Corp.	3,200	72
* Quovadx, Inc.	27,258	71
* Captaris Inc.	12,000	70
* PC Connection, Inc.	6,014	69
Molex, Inc. Class A	2,100	69
* Photon Dynamics, Inc.	5,200	69
* DDi Corp.	8,913	69
* VA Software Corp.	17,069	69
* Greenfield Online, Inc.	6,601	69
* EMCORE Corp.	11,577	69
* Ramtron International Corp.	20,730	68
* Pemstar Inc.	18,600	68
X-Rite Inc.	6,300	68
* Integrated Silicon Solution, Inc.	12,000	67
* Digimarc Corp.	8,500	66
* Neoware Systems, Inc.	4,836	66
* EMS Technologies, Inc.	3,431	64
* MapInfo Corp.	5,000	64
* The Knot, Inc.	2,881	64
*^ Multi-Fineline Electronix, Inc.	2,500	63
* Volterra Semiconductor Corp.	3,900	63
* Keynote Systems Inc.	6,016	63
* iPass Inc.	13,409	63
Renaissance Learning, Inc.	4,366	62
* WJ Communications, Inc.	28,816	62
* SimpleTech, Inc.	6,747	61
* Napster, Inc.	14,231	61
* Blue Coat Systems, Inc.	3,367	61
* Dot Hill Systems Corp.	15,489	60
* QuickLogic Corp.	17,008	60
SpectraLink Corp.	7,325	60
* PDF Solutions, Inc.	5,467	60
* Ulticom, Inc.	5,749	60
* Infocrossing, Inc.	4,400	59
* Intevac, Inc.	3,500	59
* Semitool, Inc.	5,649	58
* ActivIdentity Corp.	12,400	58
* Dynamics Research Corp.	5,857	58
* Answerthink Consulting Group, Inc.	21,503	58
* COMARCO, Inc.	6,400	57
* Terremark Worldwide, Inc.	10,260	57
* Presstek, Inc.	10,531	57
* Aware, Inc.	10,000	57
* Glenayre Technologies, Inc.	25,700	57
* FSI International, Inc.	9,808	56
*^ SpatiaLight, Inc.	26,800	56
* White Electronic Designs Corp.	11,200	56
* Lasercard Corp.	4,256	55
* Embarcadero Technologies, Inc.	6,709	55
Keithley Instruments Inc.	4,303	55
* NIC Inc.	10,500	54
* EFJ, Inc.	7,200	53
* Calamp Corp.	8,700	53
* Carreker Corp.	8,600	53
* Mobility Electronics, Inc.	9,427	52
* Computer Horizons Corp.	13,100	52
* Jupitermedia Corp.	6,017	52
* Zomax Inc.	25,462	52
* OPNET Technologies, Inc.	3,959	52
*^ Viewpoint Corp.	43,897	52
* InFocus Corp.	18,000	51
* Maxwell Technologies, Inc.	2,500	51
* NetScout Systems, Inc.	7,800	51
* Mobius Management Systems, Inc.	7,350	50
* Monolithic Power Systems	5,215	49
* PLATO Learning, Inc.	7,653	49
*^ Telkonet, Inc.	17,100	49
* Zhone Technologies, Inc.	44,085	47
* Concurrent Computer Corp.	26,200	46
*^ Convera Corp.	8,758	46
* Corillian Corp.	16,775	46
* Bottomline Technologies, Inc.	4,700	46
* Edgewater Technology, Inc.	7,915	45
* Saba Software, Inc.	8,559	45
* California Micro Devices Corp.	8,731	45
* Bell Microproducts Inc.	8,500	44
* Advanced Analogic Technologies, Inc.	8,001	44
* TechTeam Global, Inc.	5,490	43
* Autobytel Inc.	14,810	43
* GTSI Corp.	5,149	43
* Cherokee International Corp.	12,369	43
* Mechanical Technology Inc.	23,454	43
* Virage Logic Corp.	4,700	43
* NMS Communications Corp.	14,700	43
* WatchGuard Technologies, Inc.	9,900	42
* PortalPlayer Inc.	3,700	42
* SigmaTel Inc.	8,700	41
* Ceva, Inc.	7,134	40
* Smith Micro Software, Inc.	2,800	40
* Pixelworks, Inc.	13,600	40
* SM&A Corp.	6,562	40
*^ GlobeTel Communications Corp.	75,000	39
* Tollgrade Communications, Inc.	4,300	38
* Centillium Communications, Inc.	18,720	38
* Globecomm Systems, Inc.	4,466	38
* Sumtotal Systems Inc.	5,064	38
* Hifn, Inc.	7,967	38
* RightNow Technologies Inc.	2,400	37
Bel Fuse, Inc. Class B	1,156	37
* MetaSolv, Inc.	12,086	37
* Ness Technologies Inc.	2,714	36
Pegasystems Inc.	4,100	36
QAD Inc.	4,420	36
* i2 Technologies, Inc.	1,900	36
* Phoenix Technologies Ltd.	8,197	35
* Westell Technologies, Inc.	16,700	35
* Avici Systems Inc.	3,990	35
* Comtech Group Inc.	2,300	34
* International DisplayWorks, Inc.	5,353	34
* Atari, Inc.	58,720	34
* Lantronix, Inc.	21,000	32
* Digital Angel Corp.	12,100	31
* 8X8 Inc.	27,550	29
* Radyne Comstream Inc.	2,300	28
*^ WorldGate Communications, Inc.	18,631	27
* TransAct Technologies Inc.	3,076	27
* Overland Storage, Inc.	4,244	27
* Applied Innovation Inc.	8,653	27
* Computer Task Group, Inc.	6,500	26
*^ ParkerVision, Inc.	3,500	25
* Endwave Corp.	2,100	25
* LeCroy Corp.	1,800	25
* Selectica, Inc.	10,200	25
* Tier Technologies, Inc.	3,600	24
* AuthentiDate Holding Corp.	14,539	24
* Allen Organ Co. escrow shares	1,400	23
* Datalink Corp.	2,405	22
* Network Equipment Technologies, Inc.	5,100	21
* Web.com, Inc.	5,020	21
* Optical Communication Products, Inc.	10,560	21
* Network Engines, Inc.	9,800	21
* Ampex Corp. Class A	1,535	20
*^ Research Frontiers, Inc.	4,700	20
* Therma-Wave Inc.	16,977	20
Cass Information Systems, Inc.	600	20
* Performance Technologies, Inc.	2,900	20
* LookSmart, Ltd.	6,700	20
* Interlink Electronics Inc.	6,840	18
* Miva Inc.	5,400	18
* Vitria Technology, Inc.	6,525	18
* ePlus Inc.	1,800	18
* Analysts International Corp.	8,178	17
* LivePerson, Inc.	3,200	17
American Software, Inc. Class A	2,500	17
* On2 Technologies, Inc.	23,500	16
* Staktek Holdings Inc.	2,721	16
* SCM Microsystems, Inc.	4,700	16
* Leadis Technology Inc.	3,900	15
* Access Intergrated Technologies Inc.	1,600	15
* Indus International, Inc.	6,000	15
* Bookham, Inc.	4,500	14
* Icad Inc.	7,000	14
* WAVE SYSTEMS CORP.-CLASS	8,326	14
Wireless Telecom Group, Inc.	5,909	13
* Loudeye Corp.	2,971	13
* Micro Linear Corp.	4,600	13
* Catapult Communications Corp.	1,521	13
* Rainmaker Systems, Inc.	2,180	12
* Spectrum Control, Inc.	1,300	12
* Management Network Group Inc.	7,218	12
* PlanetOut, Inc.	2,500	12
* ESS Technology, Inc.	12,000	11
* Intraware, Inc.	2,307	11
* Technology Solutions Co.	1,135	10
* Inforte Corp.	2,284	9
* Callidus Software Inc.	1,800	9
* Telular Corp.	4,013	9
* Verso Technologies, Inc.	8,718	8
* Qualstar Corp.	2,400	8
* Sunrise Telecom Inc.	3,485	7
* Imergent, Inc.	500	7
* Intelli-Check Inc.	1,297	7
* Tut Systems, Inc.	7,400	7
Printronix, Inc.	524	7
* Pfsweb Inc.	9,700	7
* Cosine Communications, Inc.	2,446	6
* The SCO Group, Inc.	3,175	6
* FOCUS Enhancements, Inc.	4,400	6
* GSE Systems, Inc.	1,726	6
* Telecommunication Systems, Inc.	2,200	6
* Zix Corp.	7,900	5
* MTI Technology Corp.	5,150	5
* BSQUARE Corp.	2,325	5
* Superconductor Technologies Inc.	3,015	4
* CallWave, Inc.	1,600	4
* Innovex, Inc.	1,800	4
* Moldflow Corp.	300	4
* Evolving Systems, Inc.	2,955	3
* Kintera Inc.	1,700	3
* RAE Systems, Inc.	700	2
* Airspan Networks Inc.	700	2
* Eagle Broadband, Inc.	571	0
* Optical Cable Corp.	728	0
* Media 100 Inc.	6,149	0

		811,738

Materials (1.8%)
E.I. du Pont de Nemours &Co.	321,617	13,778
Dow Chemical Co.	335,738	13,087
Monsanto Co.	189,266	8,897
Alcoa Inc.	304,292	8,532
Newmont Mining Corp. (Holding Co.)	156,967	6,710
Praxair, Inc.	112,966	6,683
Phelps Dodge Corp.	71,246	6,035
Nucor Corp.	108,840	5,386
Weyerhaeuser Co.	86,113	5,299
International Paper Co.	151,052	5,231
Air Products &Chemicals, Inc.	78,405	5,204
PPG Industries, Inc.	57,905	3,884
Freeport-McMoRan Copper &Gold, Inc. Class B	66,049	3,518
Ecolab, Inc.	66,272	2,838
Vulcan Materials Co.	35,101	2,747
Rohm &Haas Co.	50,795	2,405
United States Steel Corp.	37,989	2,191
Lyondell Chemical Co.	77,781	1,973
Allegheny Technologies Inc.	29,728	1,849
Sigma-Aldrich Corp.	23,366	1,768
MeadWestvaco Corp.	63,272	1,677
Sealed Air Corp.	28,746	1,556
Temple-Inland Inc.	38,624	1,549
Eastman Chemical Co.	28,534	1,541
Ashland, Inc.	22,347	1,425
Ball Corp.	35,052	1,418
* Pactiv Corp.	49,300	1,401
Martin Marietta Materials, Inc.	15,938	1,349
Bemis Co., Inc.	37,010	1,216
Sonoco Products Co.	33,118	1,114
Lubrizol Corp.	24,143	1,104
* Crown Holdings, Inc.	58,522	1,089
International Flavors &Fragrances, Inc.	27,264	1,078
* Smurfit-Stone Container Corp.	89,840	1,006
Carpenter Technology Corp.	8,500	914
Valspar Corp.	34,276	912
Airgas, Inc.	24,664	892
FMC Corp.	13,209	846
* Owens-Illinois, Inc.	54,059	834
* The Mosaic Co.	47,483	802
RPM International, Inc.	42,177	801
Cabot Corp.	21,212	789
Cytec Industries, Inc.	14,142	786
Albemarle Corp.	14,245	774
Steel Dynamics, Inc.	15,261	770
Chemtura Corp.	84,758	735
Scotts Miracle-Gro Co.	16,464	732
* Titanium Metals Corp.	28,628	724
Commercial Metals Co.	34,700	705
Louisiana-Pacific Corp.	37,456	703
* Nalco Holding Co.	37,900	702
Celanese Corp. Series A	39,193	702
Reliance Steel &Aluminum Co.	21,340	686
Packaging Corp. of America	29,400	682
Florida Rock Industries, Inc.	17,155	664
* Huntsman Corp.	35,165	640
AptarGroup Inc.	12,500	636
* Oregon Steel Mills, Inc.	12,636	618
* Hercules, Inc.	38,526	608
Eagle Materials, Inc.	17,824	600
Cleveland-Cliffs Inc.	15,500	591
* Chaparral Steel Co.	16,400	559
* Aleris International Inc.	10,510	531
H.B. Fuller Co.	20,500	481
* AK Steel Corp.	39,017	474
* Coeur d'Alene Mines Corp.	98,900	466
* OM Group, Inc.	10,289	452
Texas Industries, Inc.	8,200	427
Worthington Industries, Inc.	24,950	426
Quanex Corp.	13,590	412
Bowater Inc.	19,770	407
Olin Corp.	25,658	394
Minerals Technologies, Inc.	6,800	363
MacDermid, Inc.	11,000	359
* RTI International Metals, Inc.	8,139	355
Silgan Holdings, Inc.	9,154	344
* Headwaters Inc.	14,400	336
* Apex Silver Mines Ltd.	19,200	320
Greif Inc. Class A	3,900	312
* Terra Industries, Inc.	39,332	303
Spartech Corp.	11,300	303
Compass Minerals International	10,600	300
* PolyOne Corp.	35,700	297
Georgia Gulf Corp.	10,717	294
* W.R. Grace &Co.	21,700	288
Sensient Technologies Corp.	14,212	278
Ferro Corp.	14,676	261
* Century Aluminum Co.	7,300	246
* Symyx Technologies, Inc.	11,558	245
^ Royal Gold, Inc.	8,739	237
NewMarket Corp.	4,019	234
Wausau Paper Corp.	17,126	231
Schnitzer Steel Industries, Inc. Class A	7,300	230
* Brush Engineered Materials Inc.	8,900	221
* Hecla Mining Co.	38,400	220
Rock-Tenn Co.	11,033	218
A. Schulman Inc.	9,100	214
AMCOL International Corp.	8,400	209
Neenah Paper Inc.	6,104	209
Metal Management, Inc.	7,500	209
CF Industries Holdings, Inc.	12,157	208
Arch Chemicals, Inc.	6,850	195
Glatfelter	13,900	188
*^ Zoltek Cos., Inc.	7,334	187
Gibraltar Industries Inc.	8,200	182
Ryerson Tull, Inc.	7,691	168
Deltic Timber Corp.	3,500	167
Westlake Chemical Corp.	5,042	161
* Graphic Packaging Corp.	43,559	159
* Stillwater Mining Co.	18,795	158
Myers Industries, Inc.	8,461	144
A.M. Castle &Co.	5,173	139
* Landec Corp.	12,600	136
* Rockwood Holdings, Inc.	6,679	133
*^ Altair Nanotechnology	33,300	127
Summa Industries	7,275	108
Schweitzer-Mauduit International, Inc.	5,050	96
Penford Corp.	6,315	96
Tronox Inc. Class B	7,483	96
* Omnova Solutions Inc.	22,741	95
* Buckeye Technology, Inc.	11,000	94
Chesapeake Corp. of Virginia	6,400	92
Steel Technologies, Inc.	4,198	82
* Caraustar Industries, Inc.	10,300	82
^ American Vanguard Corp.	5,466	77
* Northwest Pipe Co.	2,550	77
* Pioneer Cos., Inc.	3,116	76
Balchem Corp.	3,750	74
* Webco Industries, Inc.	1,030	71
Innospec, Inc.	2,300	68
* Material Sciences Corp.	6,300	63
* Wheeling-Pittsburgh Corp.	3,567	61
NN, Inc.	5,080	60
Quaker Chemical Corp.	3,000	58
Great Northern Iron Ore	531	55
* Calgon Carbon Corp.	11,800	52
* U.S. Concrete, Inc.	7,558	49
Stepan Co.	1,600	47
Wellman, Inc.	10,500	42
* Mercer International Inc.	4,382	41
* Flotek Industries, Inc.	2,500	39
* Lesco, Inc.	4,457	36
Olympic Steel, Inc.	1,300	32
NL Industries, Inc.	3,199	32
* Pope &Talbot, Inc.	5,304	30
* Maxxam Inc.	1,025	28
Tronox Inc.	2,200	28
* Constar International Inc.	3,846	23
* AEP Industries, Inc.	500	21
* Nonophase Technologies Corp.	2,700	16
* Atlantis Plastics, Inc. Class A	1,735	12
* Canyon Resources Corp.	9,500	7
* Universal Stainless &Alloy Products, Inc.	300	7
Rock of Ages Corp.	1,410	6
* Eden Bioscience Corp.	4,275	3

		163,635

Telecommunications Services (1.9%)
AT&T Inc.	1,357,587	44,203
Verizon Communications Inc.	1,018,595	37,820
BellSouth Corp.	631,547	26,999
Sprint Nextel Corp.	995,013	17,064
Alltel Corp.	129,213	7,171
* American Tower Corp. Class A	146,726	5,355
* Qwest Communications International Inc.	560,658	4,889
* NII Holdings Inc.	47,918	2,979
* Crown Castle International Corp.	75,118	2,647
Embarq Corp.	49,065	2,373
Windstream Corp.	165,619	2,185
* Level 3 Communications, Inc.	350,988	1,878
Citizens Communications Co.	113,638	1,595
CenturyTel, Inc.	38,285	1,519
* Time Warner Telecom Inc.	41,629	791
* Leap Wireless International, Inc.	16,212	786
Telephone &Data Systems, Inc.	18,467	777
* SBA Communications Corp.	31,000	754
Telephone &Data Systems, Inc. - Special Common Shares	17,799	727
* NeuStar, Inc. Class A	22,895	635
* Cincinnati Bell Inc.	86,940	419
* Dobson Communications Corp.	55,401	389
* IDT Corp. Class B	22,800	329
* U.S. Cellular Corp.	5,199	310
Commonwealth Telephone Enterprises, Inc.	7,300	301
* Broadwing Corp.	23,774	300
* Premiere Global Services, Inc.	29,800	259
FairPoint Communications, Inc.	13,033	227
USA Mobility, Inc.	8,100	185
* General Communication, Inc.	14,346	178
* Cogent Communications Group, Inc.	14,860	172
* Talk America Holdings, Inc.	17,000	162
Alaska Communications Systems Holdings, Inc.	11,800	157
* Cbeyond Inc.	5,673	156
Iowa Telecommunications Services Inc.	7,571	150
*^ Fibertower Corp.	15,742	149
* Covad Communications Group, Inc.	81,487	121
D&E Communications, Inc.	8,191	103
North Pittsburgh Systems, Inc.	4,000	101
CT Communications, Inc.	4,262	93
* @ Road, Inc.	15,300	89
SureWest Communications	4,500	88
* Syniverse Holdings Inc.	5,455	82
* Arbinet Holdings, Inc.	15,601	81
Consolidated Communications Holdings, Inc.	4,096	77
* Global Crossing Ltd.	3,700	76
Hickory Tech Corp.	10,322	72
Shenandoah Telecommunications Co.	1,280	56
* LCC International, Inc. Class A	15,041	55
Hector Communications Corp.	1,483	53
Centennial Communications Corp. Class A	8,500	45
*^ InPhonic, Inc.	5,300	42
Atlantic Tele-Network, Inc.	2,185	40
* Wireless Facilities, Inc.	14,716	31
* Rural Cellular Corp. Class A	2,500	24
* Suncom Wireless Holdings, Inc. Class A	21,560	21
* Echelon Telecom, Inc.	800	14
* Boston Communications Group, Inc.	5,700	12
* IDT Corp.	800	11
* Metro One Telecommunications, Inc.	2,047	5
* Primus Telecommunications Group, Inc.	7,800	4
* Pac-West Telecom, Inc.	6,006	1
* Trinsic Inc.	1,091	0

		168,387

Utilities (2.2%)
Exelon Corp.	233,294	14,124
Duke Energy Corp.	432,887	13,073
TXU Corp.	151,686	9,483
Dominion Resources, Inc.	121,469	9,291
Southern Co.	259,465	8,941
FirstEnergy Corp.	115,303	6,441
FPL Group, Inc.	134,264	6,042
Entergy Corp.	72,668	5,685
Public Service Enterprise Group, Inc.	87,903	5,379
PG&E Corp.	123,511	5,144
American Electric Power Co., Inc.	137,712	5,009
* AES Corp.	230,238	4,695
Edison International	108,210	4,506
PPL Corp.	133,000	4,376
Consolidated Edison Inc.	89,550	4,137
Sempra Energy	81,557	4,098
Progress Energy, Inc.	83,960	3,810
Ameren Corp.	71,776	3,789
Constellation Energy Group, Inc.	62,583	3,705
Xcel Energy, Inc.	141,623	2,925
DTE Energy Co.	62,141	2,579
KeySpan Corp.	61,082	2,513
* Mirant Corp.	89,738	2,451
Questar Corp.	29,924	2,447
* Allegheny Energy, Inc.	57,079	2,293
NiSource, Inc.	95,279	2,071
* NRG Energy, Inc.	45,464	2,060
Wisconsin Energy Corp.	40,852	1,762
Pepco Holdings, Inc.	66,464	1,606
Pinnacle West Capital Corp.	34,982	1,576
SCANA Corp.	38,624	1,555
Alliant Energy Corp.	41,363	1,478
ONEOK, Inc.	38,894	1,470
CenterPoint Energy Inc.	98,814	1,415
Equitable Resources, Inc.	39,932	1,397
* Reliant Energy, Inc.	107,816	1,327
MDU Resources Group, Inc.	56,571	1,264
Northeast Utilities	54,094	1,259
NSTAR	37,598	1,254
Energy East Corp.	51,594	1,224
DPL Inc.	42,671	1,157
OGE Energy Corp.	31,980	1,155
TECO Energy, Inc.	73,593	1,152
* CMS Energy Corp.	78,176	1,129
* Sierra Pacific Resources	77,914	1,117
Energen Corp.	24,662	1,033
Aqua America, Inc.	46,399	1,018
National Fuel Gas Co.	27,843	1,012
AGL Resources Inc.	27,229	994
Puget Energy, Inc.	40,931	930
UGI Corp. Holding Co.	37,100	907
Southern Union Co.	33,597	887
Great Plains Energy, Inc.	28,062	870
Atmos Energy Corp.	28,636	818
Hawaiian Electric Industries Inc.	28,704	777
* Dynegy, Inc.	139,703	774
Vectren Corp.	27,004	725
Westar Energy, Inc.	30,784	724
WPS Resources Corp.	14,371	713
Piedmont Natural Gas, Inc.	27,100	686
Nicor Inc.	15,634	669
PNM Resources Inc.	23,103	637
* Aquila, Inc.	131,994	572
IDACORP, Inc.	15,000	567
Peoples Energy Corp.	13,546	551
Duquesne Light Holdings, Inc.	27,953	550
WGL Holdings Inc.	17,224	540
Cleco Corp.	20,216	510
New Jersey Resources Corp.	10,000	493
Southwest Gas Corp.	14,027	467
NorthWestern Corp.	12,583	440
UniSource Energy Corp.	12,700	423
Avista Corp.	17,166	406
Black Hills Corp.	11,815	397
ALLETE, Inc.	9,075	394
* El Paso Electric Co.	17,521	391
Northwest Natural Gas Co.	9,550	375
UIL Holdings Corp.	7,833	294
Empire District Electric Co.	12,700	284
CH Energy Group, Inc.	5,500	283
American States Water Co.	7,357	281
South Jersey Industries, Inc.	9,400	281
Otter Tail Corp.	8,468	248
California Water Service Group	5,913	218
MGE Energy, Inc.	6,700	217
The Laclede Group, Inc.	6,600	212
SJW Corp.	5,500	165
Cascade Natural Gas Corp.	5,957	155
Ormat Technologies Inc.	4,100	134
ITC Holdings Corp.	3,147	98
Connecticut Water Services, Inc.	4,263	94
EnergySouth, Inc.	2,784	94
* Cadiz Inc.	4,495	89
Southwest Water Co.	7,227	88
Green Mountain Power Corp.	2,300	77
Central Vermont Public Service Corp.	3,330	74
Middlesex Water Co.	3,466	67
* Maine &Maritimes Corp.	2,100	35
* SEMCO Energy, Inc.	6,100	34
Chesapeake Utilities Corp.	1,000	30
The York Water Co.	1,053	20
Florida Public Utilities Co.	1,050	14
RGC Resources, Inc.	99	3

		190,203

Total Common Stocks
(Cost $3,715,050)		5,256,682

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (27.0%)

U.S. Government Securities (9.5%)
U.S. Treasury Bond	10.375%	11/15/2012	4,000	4,236
U.S. Treasury Bond	12.000%	8/15/2013	9,000	10,163
U.S. Treasury Bond	13.250%	5/15/2014	2,000	2,420
U.S. Treasury Bond	11.750%	11/15/2014	2,000	2,408
U.S. Treasury Bond	11.250%	2/15/2015	12,075	17,562
U.S. Treasury Bond	10.625%	8/15/2015	2,665	3,813
U.S. Treasury Bond	9.875%	11/15/2015	1,850	2,562
U.S. Treasury Bond	9.250%	2/15/2016	725	976
U.S. Treasury Bond	7.250%	5/15/2016	42,240	50,635
U.S. Treasury Bond	7.500%	11/15/2016	7,475	9,157
U.S. Treasury Bond	8.750%	5/15/2017	27,275	36,416
U.S. Treasury Bond	8.875%	8/15/2017	17,300	23,371
U.S. Treasury Bond	9.125%	5/15/2018	600	833
U.S. Treasury Bond	9.000%	11/15/2018	1,000	1,388
U.S. Treasury Bond	8.875%	2/15/2019	3,150	4,348
U.S. Treasury Bond	8.125%	8/15/2019	2,005	2,644
U.S. Treasury Bond	8.500%	2/15/2020	15,250	20,778
U.S. Treasury Bond	8.750%	5/15/2020	5,025	6,992
U.S. Treasury Bond	8.750%	8/15/2020	7,375	10,290
U.S. Treasury Bond	7.875%	2/15/2021	2,245	2,949
U.S. Treasury Bond	8.125%	5/15/2021	840	1,129
U.S. Treasury Bond	8.125%	8/15/2021	11,775	15,861
U.S. Treasury Bond	8.000%	11/15/2021	1,120	1,498
U.S. Treasury Bond	7.250%	8/15/2022	600	759
U.S. Treasury Bond	7.625%	11/15/2022	15,550	20,368
U.S. Treasury Bond	7.125%	2/15/2023	325	408
U.S. Treasury Bond	6.250%	8/15/2023	2,175	2,525
U.S. Treasury Bond	7.625%	2/15/2025	19,000	25,371
U.S. Treasury Bond	6.875%	8/15/2025	75	94
U.S. Treasury Bond	6.750%	8/15/2026	12,045	14,951
U.S. Treasury Bond	6.625%	2/15/2027	4,695	5,772
U.S. Treasury Bond	6.375%	8/15/2027	7,295	8,756
U.S. Treasury Bond	5.500%	8/15/2028	3,950	4,303
U.S. Treasury Bond	5.250%	11/15/2028	550	581
U.S. Treasury Bond	5.250%	2/15/2029	850	899
U.S. Treasury Bond	6.125%	8/15/2029	320	377
U.S. Treasury Bond	6.250%	5/15/2030	8,730	10,490
U.S. Treasury Bond	5.375%	2/15/2031	4,200	4,535
U.S. Treasury Note	2.750%	8/15/2007	4,000	3,925
U.S. Treasury Note	6.125%	8/15/2007	10,750	10,852
U.S. Treasury Note	4.250%	10/31/2007	5,825	5,785
U.S. Treasury Note	3.000%	11/15/2007	1,775	1,739
U.S. Treasury Note	4.250%	11/30/2007	13,675	13,577
U.S. Treasury Note	4.375%	12/31/2007	22,950	22,814
U.S. Treasury Note	4.375%	1/31/2008	47,575	47,292
U.S. Treasury Note	3.000%	2/15/2008	13,200	12,887
U.S. Treasury Note	3.375%	2/15/2008	31,850	31,248
U.S. Treasury Note	4.625%	2/29/2008	12,775	12,743
U.S. Treasury Note	4.875%	4/30/2008	21,875	21,906
U.S. Treasury Note	2.625%	5/15/2008	3,950	3,820
U.S. Treasury Note	5.625%	5/15/2008	3,135	3,177
U.S. Treasury Note	4.875%	5/31/2008	21,500	21,537
U.S. Treasury Note	5.125%	6/30/2008	850	855
U.S. Treasury Note	3.125%	10/15/2008	3,600	3,491
U.S. Treasury Note	3.375%	11/15/2008	2,875	2,799
U.S. Treasury Note	4.375%	11/15/2008	2,350	2,335
U.S. Treasury Note	3.250%	1/15/2009	3,925	3,805
U.S. Treasury Note	3.000%	2/15/2009	2,280	2,196
U.S. Treasury Note	4.500%	2/15/2009	3,925	3,910
U.S. Treasury Note	3.875%	5/15/2009	46,762	45,893
U.S. Treasury Note	4.000%	6/15/2009	3,320	3,268
U.S. Treasury Note	3.625%	7/15/2009	4,755	4,631
U.S. Treasury Note	3.500%	8/15/2009	24,200	23,478
U.S. Treasury Note	6.000%	8/15/2009	5,985	6,202
U.S. Treasury Note	3.375%	10/15/2009	5,135	4,955
U.S. Treasury Note	3.625%	1/15/2010	2,425	2,353
U.S. Treasury Note	3.500%	2/15/2010	3,275	3,162
U.S. Treasury Note	6.500%	2/15/2010	3,285	3,475
U.S. Treasury Note	4.000%	3/15/2010	3,300	3,237
U.S. Treasury Note	4.000%	4/15/2010	6,875	6,742
U.S. Treasury Note	3.875%	5/15/2010	52,775	51,522
U.S. Treasury Note	4.125%	8/15/2010	2,125	2,090
U.S. Treasury Note	4.250%	10/15/2010	1,385	1,368
U.S. Treasury Note	4.500%	11/15/2010	2,170	2,162
U.S. Treasury Note	4.375%	12/15/2010	4,020	3,986
U.S. Treasury Note	4.250%	1/15/2011	12,975	12,797
U.S. Treasury Note	4.500%	2/28/2011	17,675	17,606
U.S. Treasury Note	4.750%	3/31/2011	1,725	1,736
U.S. Treasury Note	4.875%	4/30/2011	575	581
U.S. Treasury Note	5.125%	6/30/2011	1,000	1,022
U.S. Treasury Note	4.375%	8/15/2012	4,225	4,181
U.S. Treasury Note	4.000%	11/15/2012	3,100	3,002
U.S. Treasury Note	3.875%	2/15/2013	5,540	5,320
U.S. Treasury Note	4.250%	11/15/2013	1,425	1,394
U.S. Treasury Note	4.000%	2/15/2014	32,920	31,650
U.S. Treasury Note	4.750%	5/15/2014	1,800	1,815
U.S. Treasury Note	4.250%	8/15/2014	14,675	14,317

				829,256

Agency Bonds and Notes (4.1%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	1,400	1,348
1 Federal Farm Credit Bank	3.000%	12/17/2007	925	902
1 Federal Farm Credit Bank	3.375%	7/15/2008	900	875
1 Federal Farm Credit Bank	3.750%	1/15/2009	1,275	1,240
1 Federal Farm Credit Bank	4.125%	4/15/2009	700	687
1 Federal Farm Credit Bank	5.375%	7/18/2011	3,050	3,111
1 Federal Farm Credit Bank	5.125%	8/25/2016	500	505
1 Federal Home Loan Bank	4.850%	2/6/2008	5,500	5,483
1 Federal Home Loan Bank	4.125%	4/18/2008	3,000	2,961
1 Federal Home Loan Bank	5.125%	6/13/2008	8,900	8,918
1 Federal Home Loan Bank	5.125%	6/18/2008	10,150	10,157
1 Federal Home Loan Bank	3.875%	8/22/2008	17,500	17,158
1 Federal Home Loan Bank	5.800%	9/2/2008	2,500	2,534
1 Federal Home Loan Bank	5.865%	9/2/2008	1,300	1,319
1 Federal Home Loan Bank	5.375%	7/17/2009	1,425	1,442
1 Federal Home Loan Bank	3.875%	1/15/2010	1,625	1,577
1 Federal Home Loan Bank	4.375%	3/17/2010	2,000	1,968
1 Federal Home Loan Bank	7.625%	5/14/2010	8,800	9,568
1 Federal Home Loan Bank	5.375%	8/19/2011	7,275	7,416
1 Federal Home Loan Bank	5.750%	5/15/2012	1,700	1,772
1 Federal Home Loan Bank	5.375%	6/14/2013	250	256
1 Federal Home Loan Bank	5.125%	8/14/2013	5,100	5,154
1 Federal Home Loan Bank	4.500%	9/16/2013	5,050	4,917
1 Federal Home Loan Bank	5.250%	6/18/2014	4,650	4,739
1 Federal Home Loan Bank	5.625%	6/13/2016	300	311
1 Federal Home Loan Bank	5.250%	12/11/2020	1,000	1,011
1 Federal Home Loan Bank	5.625%	6/11/2021	1,000	1,050
1 Federal Home Loan Bank	5.500%	7/15/2036	250	263
1 Federal Home Loan Mortgage Corp.	4.625%	2/21/2008	5,000	4,972
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	6,500	6,569
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	15,200	14,928
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	26,000	26,223
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	8,150	8,530
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,000	4,263
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	10,025	9,772
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	865	927
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	700	696
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	2,000	2,062
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,750	2,873
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	9,000	9,342
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	13,400	13,528
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,000	977
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	2,625	2,469
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	2,000	1,949
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	3,025	3,009
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	6,550	6,572
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,500	3,039
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	2,100	2,568
1 Federal National Mortgage Assn	5.750%	2/15/2008	9,250	9,334
1 Federal National Mortgage Assn	6.000%	5/15/2008	18,000	18,276
1 Federal National Mortgage Assn	3.875%	7/15/2008	20,000	19,626
1 Federal National Mortgage Assn	5.250%	1/15/2009	1,500	1,511
1 Federal National Mortgage Assn	4.875%	4/15/2009	5,000	4,997
1 Federal National Mortgage Assn	7.250%	1/15/2010	6,720	7,190
1 Federal National Mortgage Assn	7.125%	6/15/2010	1,000	1,074
1 Federal National Mortgage Assn	6.625%	11/15/2010	1,650	1,754
1 Federal National Mortgage Assn	6.250%	2/1/2011	1,425	1,490
1 Federal National Mortgage Assn	5.125%	4/15/2011	750	756
1 Federal National Mortgage Assn	6.000%	5/15/2011	7,300	7,621
1 Federal National Mortgage Assn	5.375%	11/15/2011	9,925	10,135
1 Federal National Mortgage Assn	6.125%	3/15/2012	7,950	8,398
1 Federal National Mortgage Assn	4.750%	2/21/2013	1,000	987
1 Federal National Mortgage Assn	4.375%	3/15/2013	2,500	2,425
1 Federal National Mortgage Assn	4.625%	5/1/2013	700	679
1 Federal National Mortgage Assn	4.625%	10/15/2013	13,250	12,995
1 Federal National Mortgage Assn	5.125%	1/2/2014	975	972
1 Federal National Mortgage Assn	5.000%	3/15/2016	1,825	1,827
1 Federal National Mortgage Assn	7.125%	1/15/2030	2,550	3,225
1 Federal National Mortgage Assn	7.250%	5/15/2030	5,450	7,014
1 Federal National Mortgage Assn	6.625%	11/15/2030	1,850	2,228
Private Export Funding Corp.	7.200%	1/15/2010	6,900	7,365
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	500	516
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	375	387
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	300	304
1 Tennessee Valley Auth	5.375%	11/13/2008	2,400	2,420
1 Tennessee Valley Auth	7.125%	5/1/2030	4,000	5,015
1 Tennessee Valley Auth	5.375%	4/1/2056	375	382

				364,813

Mortgage-Backed Securities (13.4%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-9/1/2020	19,631	18,626
1,2 Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-10/1/2035	53,765	51,598
1,2 Federal Home Loan Mortgage Corp.	5.000%	12/1/2007-7/1/2036	150,883	146,269
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/2007-5/1/2036	139,543	138,083
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-10/1/2036	61,429	61,934
1,2 Federal Home Loan Mortgage Corp.	6.500%	2/1/2008-10/1/2036	19,127	19,541
1,2 Federal Home Loan Mortgage Corp.	7.000%	12/1/2006-11/1/2033	4,543	4,672
1,2 Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-1/1/2032	1,093	1,134
1,2 Federal Home Loan Mortgage Corp.	8.000%	12/1/2007-10/1/2031	961	1,009
1,2 Federal Home Loan Mortgage Corp.	8.500%	11/1/2007-5/1/2030	137	147
1,2 Federal Home Loan Mortgage Corp.	9.000%	10/1/2021-4/1/2030	88	95
1,2 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-4/1/2025	38	42
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-4/1/2025	18	20
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	8,946	8,483
1,2 Federal National Mortgage Assn	4.500%	7/1/2011-10/1/2035	54,255	51,853
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-10/1/2036	192,470	186,246
1,2 Federal National Mortgage Assn	5.500%	11/1/2008-7/1/2036	205,950	203,560
1,2 Federal National Mortgage Assn	6.000%	10/1/2008-10/1/2036	91,521	92,151
1,2 Federal National Mortgage Assn	6.500%	8/1/2008-10/1/2036	43,724	44,618
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-4/1/2035	8,608	8,864
1,2 Federal National Mortgage Assn	7.500%	8/1/2007-12/1/2032	2,337	2,412
1,2 Federal National Mortgage Assn	8.000%	7/1/2007-1/1/2031	351	370
1,2 Federal National Mortgage Assn	8.500%	11/1/2009-9/1/2030	208	222
1,2 Federal National Mortgage Assn	9.000%	10/1/2016-8/1/2026	61	67
1,2 Federal National Mortgage Assn	9.500%	5/1/2016-2/1/2025	14	17
1,2 Federal National Mortgage Assn	10.000%	1/1/2020-8/1/2021	4	4
1,2 Federal National Mortgage Assn	10.500%	8/1/2020	2	2
2 Government National Mortgage Assn	4.500%	8/15/2018-7/15/2035	3,988	3,817
2 Government National Mortgage Assn	5.000%	3/15/2018-8/20/2036	29,387	28,603
2 Government National Mortgage Assn	5.500%	3/15/2015-8/20/2036	46,681	46,376
2 Government National Mortgage Assn	6.000%	3/15/2009-10/1/2036	31,040	31,444
2 Government National Mortgage Assn	6.500%	9/15/2008-5/15/2035	9,934	10,218
2 Government National Mortgage Assn	7.000%	5/15/2008-8/15/2032	4,618	4,778
2 Government National Mortgage Assn	7.500%	5/15/2008-3/15/2032	1,276	1,327
2 Government National Mortgage Assn	8.000%	9/15/2009-3/15/2032	827	872
2 Government National Mortgage Assn	8.500%	3/15/2017-7/15/2030	148	157
2 Government National Mortgage Assn	9.000%	6/15/2016-2/15/2030	154	166
2 Government National Mortgage Assn	9.500%	9/15/2018-1/15/2025	31	34
2 Government National Mortgage Assn	10.000%	10/15/2017-12/15/2020	6	6
2 Government National Mortgage Assn	11.000%	12/15/2015	2	2

				1,169,839

Total U.S. Government and Agency Obligations
(Cost $2,364,295)				2,363,908

Corporate Bonds (11.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.4%)
2,3 American Express Credit Account Master Trust	5.470%	3/15/2010	9,000	9,013
2,3 American Express Credit Account Master Trust	5.440%	9/15/2010	12,800	12,828
2,3 American Express Credit Account Master Trust	5.440%	10/15/2010	1,800	1,804
2,3 American Express Credit Account Master Trust	5.330%	1/18/2011	745	746
2,3 Bank One Issuance Trust	5.360%	10/15/2009	11,000	11,004
2,3 Bank One Issuance Trust	5.440%	1/15/2010	710	710
2,3 Bank One Issuance Trust	5.450%	6/15/2010	7,000	7,010
2,3 Bank One Issuance Trust	5.440%	12/15/2010	13,000	13,042
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	4,000	4,049
2,3 Capital One Master Trust	5.460%	1/15/2010	3,000	3,001
2,3 Capital One Multi-Asset Execution Trust	5.600%	7/15/2010	22,000	22,064
2,3 Chase Credit Card Master Trust	5.430%	6/15/2009	7,000	7,004
2,3 Chase Credit Card Master Trust	5.450%	2/15/2010	4,500	4,507
2,3 Chase Issuance Trust	5.340%	12/15/2010	24,000	24,020
2 Chase Issuance Trust	4.650%	12/17/2012	3,300	3,265
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	2,000	2,039
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	1,700	2,005
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	497	519
2 Countrywide Home Loans	4.048%	5/25/2033	888	870
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,950	6,820
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	3,000	3,011
2,3 DaimlerChrysler Master Owner Trust	5.355%	1/15/2009	7,000	7,001
2,3 Discover Card Master Trust I	5.360%	4/16/2010	33,000	33,045
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	350	364
2,3 Fleet Credit Card Master Trust II	5.470%	4/15/2010	4,000	4,007
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	1,725	1,710
2,3 GE Capital Credit Card Master Note Trust	5.370%	9/15/2010	22,000	22,025
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	5,300	5,322
2,3 Gracechurch Card Funding PLC	5.360%	2/17/2009	8,745	8,748
2,3 Gracechurch Card Funding PLC	5.350%	11/16/2009	15,000	15,020
2,3 Gracechurch Card Funding PLC	5.340%	9/15/2010	9,000	9,016
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	280	280
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	1,067	1,055
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	3,700	3,677
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	2,200	2,212
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	2,025	2,005
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	1,700	1,698
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	4,550	4,493
2,3 MBNA Credit Card Master Note Trust	5.460%	2/15/2011	9,000	9,031
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	1,800	1,902
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,050	1,039
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	5,650	5,592
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	825	798
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,000	2,242
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	2,206	2,184
2 USAA Auto Owner Trust	4.550%	2/16/2010	3,550	3,526
2 USAA Auto Owner Trust	5.360%	2/15/2011	1,800	1,812
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	3,300	3,287
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	2,626	2,602

				295,024

Finance (3.4%)
Banking (1.4%)
Abbey National PLC	7.950%	10/26/2029	1,275	1,602
AmSouth Bank NA	5.200%	4/1/2015	650	635
Bank of America Corp.	4.250%	10/1/2010	1,250	1,213
Bank of America Corp.	4.375%	12/1/2010	4,000	3,878
Bank of America Corp.	7.400%	1/15/2011	1,250	1,353
Bank of America Corp.	4.750%	8/15/2013	1,000	967
Bank of America Corp.	5.375%	6/15/2014	475	476
Bank of America Corp.	4.750%	8/1/2015	1,525	1,462
Bank of America Corp.	5.250%	12/1/2015	925	911
Bank of America Corp.	5.750%	8/15/2016	100	102
Bank of America Corp.	5.625%	3/8/2035	350	322
Bank of New York Co., Inc.	3.750%	2/15/2008	550	539
Bank of New York Co., Inc.	4.950%	1/14/2011	500	496
Bank of New York Co., Inc.	4.950%	3/15/2015	800	775
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	549
Bank One Corp.	6.000%	2/17/2009	1,000	1,018
Bank One Corp.	7.875%	8/1/2010	375	409
Bank One Corp.	5.900%	11/15/2011	350	360
Bank One Corp.	5.250%	1/30/2013	575	570
BankBoston NA	6.375%	4/15/2008	1,000	1,017
Barclays Bank PLC	6.278%	12/29/2049	350	332
BB&T Corp.	6.500%	8/1/2011	375	396
BB&T Corp.	4.750%	10/1/2012	300	292
BB&T Corp.	5.200%	12/23/2015	475	467
BB&T Corp.	5.625%	9/15/2016	500	506
BB&T Corp.	5.250%	11/1/2019	400	388
BB&T Corp.	6.750%	6/7/2036	1,100	1,179
Charter One Bank N.A	5.500%	4/26/2011	1,700	1,720
Citicorp Capital II	8.015%	2/15/2027	1,050	1,097
Citigroup, Inc.	3.500%	2/1/2008	600	587
Citigroup, Inc.	6.500%	2/15/2008	3,300	3,357
Citigroup, Inc.	3.625%	2/9/2009	125	121
Citigroup, Inc.	4.250%	7/29/2009	675	660
Citigroup, Inc.	4.625%	8/3/2010	1,550	1,525
Citigroup, Inc.	6.500%	1/18/2011	1,025	1,076
Citigroup, Inc.	5.100%	9/29/2011	2,425	2,416
Citigroup, Inc.	6.000%	2/21/2012	400	415
Citigroup, Inc.	5.000%	9/15/2014	1,025	1,000
Citigroup, Inc.	4.875%	5/7/2015	200	192
Citigroup, Inc.	5.300%	1/7/2016	800	796
Citigroup, Inc.	6.625%	6/15/2032	1,050	1,155
Citigroup, Inc.	5.875%	2/22/2033	825	826
Citigroup, Inc.	6.000%	10/31/2033	300	304
Citigroup, Inc.	5.850%	12/11/2034	50	51
Citigroup, Inc.	6.125%	8/25/2036	350	360
Colonial Bank NA	6.375%	12/1/2015	150	152
Compass Bank	5.900%	4/1/2026	225	222
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,750	3,652
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	400	396
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	225	222
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	750	745
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	259
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	1,600	1,685
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	725	698
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	350	342
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	200	232
Deutsche Bank Financial LLC	5.375%	3/2/2015	900	894
Fifth Third Bank	3.375%	8/15/2008	300	290
Fifth Third Bank	4.200%	2/23/2010	550	534
Fifth Third Bank	4.750%	2/1/2015	325	310
First Tennessee Bank	5.050%	1/15/2015	200	193
FirstStar Bank	7.125%	12/1/2009	750	793
Fleet Capital Trust II	7.920%	12/11/2026	500	521
Fleet Financial Group, Inc.	6.875%	1/15/2028	600	673
HSBC Bank USA	4.625%	4/1/2014	325	310
HSBC Bank USA	5.875%	11/1/2034	300	299
HSBC Bank USA	5.625%	8/15/2035	900	864
HSBC Holdings PLC	7.500%	7/15/2009	500	530
HSBC Holdings PLC	5.250%	12/12/2012	625	626
HSBC Holdings PLC	7.625%	5/17/2032	400	488
HSBC Holdings PLC	7.350%	11/27/2032	400	471
HSBC Holdings PLC	6.500%	5/2/2036	725	770
J.P. Morgan, Inc.	6.000%	1/15/2009	975	991
JPM Capital Trust	6.550%	9/29/2036	600	606
JPM Capital Trust II	7.950%	2/1/2027	200	209
JPMorgan Capital Trust	5.875%	3/15/2035	1,400	1,340
JPMorgan Chase &Co.	4.000%	2/1/2008	415	409
JPMorgan Chase &Co.	3.625%	5/1/2008	410	400
JPMorgan Chase &Co.	3.500%	3/15/2009	1,975	1,902
JPMorgan Chase &Co.	6.750%	2/1/2011	300	317
JPMorgan Chase &Co.	5.600%	6/1/2011	150	152
JPMorgan Chase &Co.	4.500%	1/15/2012	675	652
JPMorgan Chase &Co.	6.625%	3/15/2012	375	398
JPMorgan Chase &Co.	5.750%	1/2/2013	350	355
JPMorgan Chase &Co.	4.875%	3/15/2014	640	618
JPMorgan Chase &Co.	5.125%	9/15/2014	375	367
JPMorgan Chase &Co.	4.750%	3/1/2015	250	238
JPMorgan Chase &Co.	5.250%	5/1/2015	1,225	1,201
JPMorgan Chase &Co.	5.150%	10/1/2015	1,150	1,120
JPMorgan Chase &Co.	5.850%	8/1/2035	450	429
Key Bank NA	4.412%	3/18/2008	650	642
Key Bank NA	5.800%	7/1/2014	150	153
Key Bank NA	4.950%	9/15/2015	725	696
Marshall &Ilsley Bank	4.850%	6/16/2015	375	359
Marshall &Ilsley Corp.	4.375%	8/1/2009	75	74
MBNA America Bank NA	5.375%	1/15/2008	1,250	1,252
MBNA America Bank NA	4.625%	8/3/2009	250	247
MBNA Corp.	6.125%	3/1/2013	500	521
MBNA Corp.	5.000%	6/15/2015	200	195
Mellon Capital II	7.995%	1/15/2027	1,250	1,304
Mellon Funding Corp.	5.000%	12/1/2014	250	243
National City Corp.	3.200%	4/1/2008	1,500	1,456
NB Capital Trust IV	8.250%	4/15/2027	1,000	1,048
North Fork Bancorp., Inc.	5.875%	8/15/2012	600	614
PNC Bank NA	4.875%	9/21/2017	1,500	1,420
PNC Funding Corp.	5.250%	11/15/2015	250	246
Popular North America, Inc.	4.250%	4/1/2008	400	393
Regions Financial Corp.	4.500%	8/8/2008	400	395
Regions Financial Corp.	7.000%	3/1/2011	750	801
Regions Financial Corp.	7.750%	3/1/2011	1,000	1,096
Regions Financial Corp.	6.375%	5/15/2012	75	79
Republic New York Corp.	7.750%	5/15/2009	300	318
Royal Bank of Canada	4.125%	1/26/2010	1,000	972
Royal Bank of Canada	5.650%	7/20/2011	250	256
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	325	339
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	250	245
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	975	954
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	1,525	1,778
Santander Central Hispano Issuances	7.625%	9/14/2010	400	434
Santander Finance Issuances	6.375%	2/15/2011	1,075	1,116
Sanwa Bank Ltd.	8.350%	7/15/2009	1,025	1,105
Sanwa Bank Ltd.	7.400%	6/15/2011	1,625	1,758
Southtrust Corp.	5.800%	6/15/2014	300	307
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	575	562
Sovereign Bank	5.125%	3/15/2013	250	244
State Street Capital Trust	5.300%	1/15/2016	300	299
Sumitomo Bank International Finance NV	8.500%	6/15/2009	800	864
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	725	813
SunTrust Banks, Inc.	6.375%	4/1/2011	500	523
SunTrust Banks, Inc.	5.450%	12/1/2017	100	99
Swiss Bank Corp.	7.000%	10/15/2015	750	839
Synovus Financial Corp.	5.125%	6/15/2017	500	480
UFJ Finance Aruba AEC	6.750%	7/15/2013	350	375
Union Bank of California NA	5.950%	5/11/2016	450	462
UnionBanCal Corp.	5.250%	12/16/2013	150	148
US Bancorp	3.125%	3/15/2008	225	219
US Bank NA	6.500%	2/1/2008	1,500	1,524
US Bank NA	4.400%	8/15/2008	350	345
US Bank NA	6.375%	8/1/2011	250	263
US Bank NA	6.300%	2/4/2014	250	267
US Bank NA	4.950%	10/30/2014	650	636
Wachovia Bank NA	4.375%	8/15/2008	125	123
Wachovia Bank NA	4.875%	2/1/2015	1,030	992
Wachovia Corp.	3.500%	8/15/2008	1,000	970
Wachovia Corp.	3.625%	2/17/2009	1,950	1,888
Wachovia Corp.	4.375%	6/1/2010	650	634
Wachovia Corp.	7.800%	8/18/2010	150	163
Wachovia Corp.	5.350%	3/15/2011	950	958
Wachovia Corp.	5.250%	8/1/2014	170	168
4 Wachovia Corp.	8.000%	12/15/2026	1,200	1,250
Wachovia Corp.	7.500%	4/15/2035	150	180
Wachovia Corp.	5.500%	8/1/2035	200	189
Wachovia Corp.	6.550%	10/15/2035	100	108
Washington Mutual Bank	6.875%	6/15/2011	2,550	2,703
Washington Mutual Bank	5.650%	8/15/2014	450	450
Washington Mutual Bank	5.125%	1/15/2015	250	242
Washington Mutual, Inc.	5.000%	3/22/2012	800	785
Washington Mutual, Inc.	5.250%	9/15/2017	250	240
Wells Fargo &Co.	5.250%	12/1/2007	2,875	2,880
Wells Fargo &Co.	4.125%	3/10/2008	1,250	1,231
Wells Fargo &Co.	3.125%	4/1/2009	1,850	1,765
Wells Fargo &Co.	4.200%	1/15/2010	1,700	1,653
Wells Fargo &Co.	4.875%	1/12/2011	425	421
Wells Fargo &Co.	5.300%	8/26/2011	200	201
Wells Fargo &Co.	4.950%	10/16/2013	800	782
Wells Fargo &Co.	5.000%	11/15/2014	400	390
Wells Fargo &Co.	5.375%	2/7/2035	550	524
Wells Fargo Bank NA	4.750%	2/9/2015	450	431
Wells Fargo Bank NA	5.750%	5/16/2016	250	257
Wells Fargo Bank NA	5.950%	8/26/2036	200	205
World Savings Bank, FSB	4.125%	3/10/2008	1,050	1,034
World Savings Bank, FSB	4.125%	12/15/2009	500	485
Zions Bancorp	5.500%	11/16/2015	675	666
Brokerage (0.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	625	626
Ameriprise Financial Inc.	5.650%	11/15/2015	525	529
Bear Stearns Co., Inc.	4.000%	1/31/2008	700	689
Bear Stearns Co., Inc.	4.550%	6/23/2010	400	391
Bear Stearns Co., Inc.	5.500%	8/15/2011	400	403
Bear Stearns Co., Inc.	5.700%	11/15/2014	750	761
Bear Stearns Co., Inc.	5.300%	10/30/2015	985	971
Goldman Sachs Group, Inc.	4.125%	1/15/2008	300	296
Goldman Sachs Group, Inc.	3.875%	1/15/2009	1,420	1,382
Goldman Sachs Group, Inc.	6.650%	5/15/2009	400	414
Goldman Sachs Group, Inc.	4.500%	6/15/2010	2,490	2,429
Goldman Sachs Group, Inc.	6.600%	1/15/2012	250	264
Goldman Sachs Group, Inc.	5.700%	9/1/2012	975	989
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,875	1,858
Goldman Sachs Group, Inc.	4.750%	7/15/2013	225	216
Goldman Sachs Group, Inc.	5.150%	1/15/2014	600	588
Goldman Sachs Group, Inc.	5.000%	10/1/2014	2,175	2,098
Goldman Sachs Group, Inc.	5.500%	11/15/2014	725	724
Goldman Sachs Group, Inc.	5.125%	1/15/2015	150	145
Goldman Sachs Group, Inc.	5.350%	1/15/2016	800	784
Goldman Sachs Group, Inc.	5.750%	10/1/2016	300	302
Goldman Sachs Group, Inc.	6.125%	2/15/2033	875	876
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,125	1,123
Goldman Sachs Group, Inc.	6.450%	5/1/2036	1,300	1,332
Janus Capital Group	5.875%	9/15/2011	300	302
Jefferies Group Inc.	6.250%	1/15/2036	725	703
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	1,625	1,602
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	1,500	1,534
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	300	291
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	500	483
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	325	316
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	100	97
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	700	691
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	600	635
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,175	1,196
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,275	1,268
Merrill Lynch &Co., Inc.	4.000%	11/15/2007	1,350	1,326
Merrill Lynch &Co., Inc.	3.700%	4/21/2008	200	196
Merrill Lynch &Co., Inc.	3.125%	7/15/2008	200	193
Merrill Lynch &Co., Inc.	4.125%	1/15/2009	625	611
Merrill Lynch &Co., Inc.	6.000%	2/17/2009	1,150	1,171
Merrill Lynch &Co., Inc.	4.250%	2/8/2010	650	632
Merrill Lynch &Co., Inc.	4.790%	8/4/2010	575	566
Merrill Lynch &Co., Inc.	5.770%	7/25/2011	300	306
Merrill Lynch &Co., Inc.	5.000%	2/3/2014	1,050	1,025
Merrill Lynch &Co., Inc.	5.450%	7/15/2014	25	25
Merrill Lynch &Co., Inc.	5.000%	1/15/2015	1,925	1,869
Merrill Lynch &Co., Inc.	6.050%	5/16/2016	850	878
Merrill Lynch &Co., Inc.	6.220%	9/15/2026	750	768
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,000	978
Morgan Stanley Dean Witter	3.875%	1/15/2009	1,150	1,119
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,800	1,737
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	653
Morgan Stanley Dean Witter	5.050%	1/21/2011	1,000	992
Morgan Stanley Dean Witter	6.750%	4/15/2011	750	793
Morgan Stanley Dean Witter	5.625%	1/9/2012	250	253
Morgan Stanley Dean Witter	6.600%	4/1/2012	1,500	1,586
Morgan Stanley Dean Witter	4.750%	4/1/2014	2,000	1,906
Morgan Stanley Dean Witter	6.250%	8/9/2026	450	464
Morgan Stanley Dean Witter	7.250%	4/1/2032	475	558
Finance Companies (0.8%)
American Express Centurion Bank	4.375%	7/30/2009	75	74
American Express Co.	3.750%	11/20/2007	525	517
American Express Co.	5.250%	9/12/2011	350	351
American Express Co.	5.500%	9/12/2016	350	351
American Express Co.	6.800%	9/1/2066	550	581
American Express Credit Corp.	3.000%	5/16/2008	500	484
American Express Credit Corp.	5.000%	12/2/2010	900	897
American General Finance Corp.	3.875%	10/1/2009	400	385
American General Finance Corp.	4.875%	5/15/2010	975	962
American General Finance Corp.	5.625%	8/17/2011	550	556
American General Finance Corp.	4.875%	7/15/2012	150	146
American General Finance Corp.	5.850%	6/1/2013	1,025	1,048
American General Finance Corp.	5.750%	9/15/2016	725	733
Capital One Bank	4.875%	5/15/2008	500	496
Capital One Bank	4.250%	12/1/2008	375	367
Capital One Bank	5.125%	2/15/2014	700	682
Capital One Capital III	7.686%	8/15/2036	1,250	1,326
Capital One Financial	5.700%	9/15/2011	375	379
Capital One Financial	4.800%	2/21/2012	50	48
Capital One Financial	5.500%	6/1/2015	225	221
Capital One Financial	6.150%	9/1/2016	50	51
Capital One Financial	5.250%	2/21/2017	50	48
CIT Group Co. of Canada	4.650%	7/1/2010	300	294
CIT Group Co. of Canada	5.200%	6/1/2015	850	826
CIT Group, Inc.	3.650%	11/23/2007	125	123
CIT Group, Inc.	5.000%	11/24/2008	775	772
CIT Group, Inc.	4.250%	2/1/2010	400	388
CIT Group, Inc.	5.200%	11/3/2010	1,050	1,045
CIT Group, Inc.	4.750%	12/15/2010	850	832
CIT Group, Inc.	5.600%	4/27/2011	500	504
CIT Group, Inc.	7.750%	4/2/2012	425	470
CIT Group, Inc.	5.400%	3/7/2013	150	149
CIT Group, Inc.	5.125%	9/30/2014	200	194
CIT Group, Inc.	5.000%	2/1/2015	400	384
CIT Group, Inc.	5.850%	9/15/2016	300	303
CIT Group, Inc.	6.000%	4/1/2036	500	486
Countrywide Financial Corp.	6.250%	5/15/2016	325	330
Countrywide Home Loan	3.250%	5/21/2008	1,125	1,090
Countrywide Home Loan	4.125%	9/15/2009	425	412
Countrywide Home Loan	4.000%	3/22/2011	1,925	1,816
General Electric Capital Corp.	4.250%	1/15/2008	375	371
General Electric Capital Corp.	3.500%	5/1/2008	1,900	1,853
General Electric Capital Corp.	3.600%	10/15/2008	600	582
General Electric Capital Corp.	3.125%	4/1/2009	825	788
General Electric Capital Corp.	3.250%	6/15/2009	600	573
General Electric Capital Corp.	4.125%	9/1/2009	2,850	2,780
General Electric Capital Corp.	4.625%	9/15/2009	750	742
General Electric Capital Corp.	4.875%	10/21/2010	500	496
General Electric Capital Corp.	6.125%	2/22/2011	1,725	1,790
General Electric Capital Corp.	5.500%	4/28/2011	1,475	1,496
General Electric Capital Corp.	4.375%	11/21/2011	250	241
General Electric Capital Corp.	4.375%	3/3/2012	1,075	1,035
General Electric Capital Corp.	4.250%	6/15/2012	550	525
General Electric Capital Corp.	5.650%	6/9/2014	675	694
General Electric Capital Corp.	4.750%	9/15/2014	475	459
General Electric Capital Corp.	4.875%	3/4/2015	100	97
General Electric Capital Corp.	5.000%	1/8/2016	875	856
General Electric Capital Corp.	6.750%	3/15/2032	3,175	3,644
HSBC Finance Capital Trust IX	5.911%	11/30/2035	300	300
HSBC Finance Corp.	4.625%	1/15/2008	400	397
HSBC Finance Corp.	4.125%	3/11/2008	2,625	2,585
HSBC Finance Corp.	6.400%	6/17/2008	3,075	3,136
HSBC Finance Corp.	4.125%	12/15/2008	1,850	1,812
HSBC Finance Corp.	5.875%	2/1/2009	200	203
HSBC Finance Corp.	4.125%	11/16/2009	405	393
HSBC Finance Corp.	4.625%	9/15/2010	250	244
HSBC Finance Corp.	5.250%	1/14/2011	1,470	1,470
HSBC Finance Corp.	5.700%	6/1/2011	1,275	1,298
HSBC Finance Corp.	6.375%	10/15/2011	1,450	1,519
HSBC Finance Corp.	5.250%	4/15/2015	225	221
HSBC Finance Corp.	5.000%	6/30/2015	325	314
HSBC Finance Corp.	5.500%	1/19/2016	400	400
International Lease Finance Corp.	4.500%	5/1/2008	750	741
International Lease Finance Corp.	5.125%	11/1/2010	625	621
International Lease Finance Corp.	5.450%	3/24/2011	400	402
International Lease Finance Corp.	5.750%	6/15/2011	1,225	1,246
International Lease Finance Corp.	5.000%	9/15/2012	1,425	1,394
iStar Financial Inc.	6.000%	12/15/2010	250	254
iStar Financial Inc.	5.650%	9/15/2011	175	175
iStar Financial Inc.	5.150%	3/1/2012	1,100	1,071
4 iStar Financial Inc.	5.950%	10/15/2013	25	25
iStar Financial Inc.	5.875%	3/15/2016	375	373
Residential Capital Corp.	6.125%	11/21/2008	775	778
Residential Capital Corp.	6.375%	6/30/2010	925	939
Residential Capital Corp.	6.000%	2/22/2011	1,000	1,001
Residential Capital Corp.	6.500%	4/17/2013	1,375	1,400
SLM Corp.	3.625%	3/17/2008	2,665	2,604
SLM Corp.	4.000%	1/15/2009	250	243
SLM Corp.	4.500%	7/26/2010	150	146
SLM Corp.	5.375%	1/15/2013	500	502
SLM Corp.	5.625%	8/1/2033	700	677
Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/2030	75	100
AEGON Funding Corp.	5.750%	12/15/2020	50	51
AEGON NV	4.750%	6/1/2013	775	748
Aetna, Inc.	7.875%	3/1/2011	300	330
Aetna, Inc.	5.750%	6/15/2011	75	76
Aetna, Inc.	6.000%	6/15/2016	450	463
Aetna, Inc.	6.625%	6/15/2036	650	686
Allstate Corp.	7.200%	12/1/2009	1,425	1,508
Allstate Corp.	5.000%	8/15/2014	75	73
Allstate Corp.	6.125%	12/15/2032	250	255
Allstate Corp.	5.550%	5/9/2035	600	568
Allstate Life Global Funding	4.500%	5/29/2009	250	246
Ambac, Inc.	5.950%	12/5/2035	850	849
American General Capital II	8.500%	7/1/2030	700	902
American International Group, Inc.	2.875%	5/15/2008	275	265
American International Group, Inc.	4.700%	10/1/2010	200	197
American International Group, Inc.	5.050%	10/1/2015	725	707
American International Group, Inc.	6.250%	5/1/2036	700	737
Aon Capital Trust	8.205%	1/1/2027	100	115
Arch Capital Group Ltd.	7.350%	5/1/2034	375	409
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	300	290
Assurant, Inc.	5.625%	2/15/2014	200	199
Assurant, Inc.	6.750%	2/15/2034	200	212
AXA SA	8.600%	12/15/2030	1,125	1,436
Axis Capital Holdings	5.750%	12/1/2014	275	270
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	250	242
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,175	1,143
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	400	387
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	350	342
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	175	169
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	49
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	700	679
Cincinnati Financial Corp.	6.125%	11/1/2034	325	329
CNA Financial Corp.	6.000%	8/15/2011	800	812
CNA Financial Corp.	5.850%	12/15/2014	850	843
CNA Financial Corp.	6.500%	8/15/2016	825	847
Commerce Group, Inc.	5.950%	12/9/2013	175	175
Fund American Cos., Inc.	5.875%	5/15/2013	150	149
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	500	526
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	175	193
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	300	360
Genworth Financial, Inc.	4.750%	6/15/2009	300	297
Genworth Financial, Inc.	4.950%	10/1/2015	125	120
Genworth Financial, Inc.	6.500%	6/15/2034	425	458
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	175	175
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	400	382
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	175	174
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	325	323
Hartford Life, Inc.	7.375%	3/1/2031	600	721
Humana Inc.	6.450%	6/1/2016	625	647
2 ING Capital Funding Trust III	5.775%	12/8/2049	475	468
ING USA Global	4.500%	10/1/2010	1,375	1,340
John Hancock Financial Services	5.625%	12/1/2008	150	151
Lincoln National Corp.	6.200%	12/15/2011	550	572
Lincoln National Corp.	6.150%	4/7/2036	350	356
Loews Corp.	6.000%	2/1/2035	200	193
Marsh &McLennan Cos., Inc.	6.250%	3/15/2012	275	282
Marsh &McLennan Cos., Inc.	5.750%	9/15/2015	25	24
Marsh &McLennan Cos., Inc.	5.875%	8/1/2033	100	92
MetLife, Inc.	5.500%	6/15/2014	550	552
MetLife, Inc.	5.000%	6/15/2015	450	435
MetLife, Inc.	6.500%	12/15/2032	75	81
MetLife, Inc.	6.375%	6/15/2034	625	662
MetLife, Inc.	5.700%	6/15/2035	125	121
Principal Life Income Funding	5.125%	3/1/2011	525	522
Principal Life Income Funding	5.100%	4/15/2014	475	468
Progressive Corp.	6.625%	3/1/2029	500	551
Protective Life Secured Trust	3.700%	11/24/2008	650	630
Protective Life Secured Trust	4.850%	8/16/2010	125	123
Prudential Financial, Inc.	4.500%	7/15/2013	450	427
Prudential Financial, Inc.	4.750%	4/1/2014	250	239
Prudential Financial, Inc.	5.100%	9/20/2014	275	268
Prudential Financial, Inc.	5.500%	3/15/2016	150	150
Prudential Financial, Inc.	5.750%	7/15/2033	200	197
Prudential Financial, Inc.	5.400%	6/13/2035	150	139
Prudential Financial, Inc.	5.900%	3/17/2036	275	276
Safeco Corp.	4.875%	2/1/2010	1,250	1,234
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	600	596
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	100	105
Torchmark Corp.	6.375%	6/15/2016	425	441
Travelers Property Casualty Corp.	3.750%	3/15/2008	275	269
UnitedHealth Group, Inc.	4.125%	8/15/2009	675	656
UnitedHealth Group, Inc.	5.000%	8/15/2014	350	339
UnitedHealth Group, Inc.	4.875%	3/15/2015	250	239
UnitedHealth Group, Inc.	5.800%	3/15/2036	250	245
WellPoint Inc.	3.750%	12/14/2007	425	417
WellPoint Inc.	4.250%	12/15/2009	175	170
WellPoint Inc.	6.375%	1/15/2012	200	208
WellPoint Inc.	6.800%	8/1/2012	550	586
WellPoint Inc.	5.000%	12/15/2014	125	121
WellPoint Inc.	5.250%	1/15/2016	125	123
WellPoint Inc.	5.950%	12/15/2034	350	344
WellPoint Inc.	5.850%	1/15/2036	150	145
Willis North America Inc.	5.625%	7/15/2015	400	384
XL Capital Ltd.	5.250%	9/15/2014	350	340
XL Capital Ltd.	6.375%	11/15/2024	100	101
Real Estate Investment Trusts (0.2%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	425	416
AvalonBay Communities, Inc.	5.500%	1/15/2012	225	226
AvalonBay Communities, Inc.	5.750%	9/15/2016	100	101
Boston Properties, Inc.	6.250%	1/15/2013	500	518
Boston Properties, Inc.	5.625%	4/15/2015	225	224
Brandywine Operating Partnership	4.500%	11/1/2009	425	413
Brandywine Operating Partnership	5.400%	11/1/2014	225	219
Colonial Realty LP	5.500%	10/1/2015	250	244
Developers Diversified Realty Corp.	5.375%	10/15/2012	550	544
Duke Realty LP	5.625%	8/15/2011	175	176
Duke Realty LP	5.950%	2/15/2017	200	202
EOP Operating LP	7.750%	11/15/2007	750	768
EOP Operating LP	6.750%	2/15/2008	325	331
EOP Operating LP	4.650%	10/1/2010	125	121
EOP Operating LP	7.000%	7/15/2011	150	159
EOP Operating LP	6.750%	2/15/2012	200	210
EOP Operating LP	4.750%	3/15/2014	450	426
ERP Operating LP	6.625%	3/15/2012	1,000	1,055
ERP Operating LP	5.375%	8/1/2016	275	270
Health Care Property Investors, Inc.	6.450%	6/25/2012	150	154
Health Care Property Investors, Inc.	5.625%	5/1/2017	25	24
Health Care REIT, Inc.	6.000%	11/15/2013	500	501
Health Care REIT, Inc.	6.200%	6/1/2016	250	253
Hospitality Properties	5.125%	2/15/2015	250	239
HRPT Properties Trust	6.250%	8/15/2016	700	721
Kimco Realty Corp.	5.783%	3/15/2016	125	126
Liberty Property LP	5.125%	3/2/2015	1,025	985
ProLogis	5.250%	11/15/2010	250	248
ProLogis	5.500%	3/1/2013	175	174
ProLogis	5.625%	11/15/2015	350	348
ProLogis	5.750%	4/1/2016	400	400
Reckson Operating Partnership	6.000%	3/31/2016	275	277
Regency Centers LP	6.750%	1/15/2012	450	475
Regency Centers LP	5.250%	8/1/2015	600	584
Simon Property Group Inc.	6.375%	11/15/2007	725	732
Simon Property Group Inc.	3.750%	1/30/2009	200	193
Simon Property Group Inc.	4.875%	8/15/2010	1,000	983
Simon Property Group Inc.	5.750%	12/1/2015	175	177
Simon Property Group Inc.	5.875%	3/1/2017	650	657
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	400	405
Vornado Realty	5.600%	2/15/2011	750	751
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	250	251

				299,330

Industrial (3.7%)
Basic Industry (0.3%)
Alcan, Inc.	4.875%	9/15/2012	150	146
Alcan, Inc.	4.500%	5/15/2013	125	118
Alcan, Inc.	5.000%	6/1/2015	250	239
Alcan, Inc.	7.250%	3/15/2031	250	286
Alcan, Inc.	6.125%	12/15/2033	150	151
Alcoa, Inc.	7.375%	8/1/2010	375	403
Aluminum Co. of America	6.750%	1/15/2028	500	561
Barrick Gold Finance Inc.	4.875%	11/15/2014	825	785
BHP Billiton Finance	4.800%	4/15/2013	300	290
BHP Finance USA Ltd.	8.500%	12/1/2012	500	580
Celulosa Arauco Constitution SA	8.625%	8/15/2010	250	277
Celulosa Arauco Constitution SA	5.625%	4/20/2015	775	756
Dow Chemical Co.	6.125%	2/1/2011	625	645
Dow Chemical Co.	7.375%	11/1/2029	725	848
E.I. du Pont de Nemours &Co.	6.875%	10/15/2009	230	241
E.I. du Pont de Nemours &Co.	4.125%	4/30/2010	195	189
E.I. du Pont de Nemours &Co.	4.750%	11/15/2012	125	121
E.I. du Pont de Nemours &Co.	6.500%	1/15/2028	500	544
Falconbridge Ltd.	7.350%	6/5/2012	375	405
ICI Wilmington	4.375%	12/1/2008	375	366
Inco Ltd.	5.700%	10/15/2015	450	434
Inco Ltd.	7.200%	9/15/2032	100	103
International Paper Co.	4.250%	1/15/2009	375	367
International Paper Co.	5.850%	10/30/2012	1,100	1,123
International Paper Co.	5.300%	4/1/2015	300	290
Lubrizol Corp.	5.500%	10/1/2014	300	293
MeadWestvaco Corp.	6.850%	4/1/2012	125	131
Newmont Mining	5.875%	4/1/2035	325	304
Noranda, Inc.	7.250%	7/15/2012	250	268
Noranda, Inc.	6.000%	10/15/2015	500	501
Noranda, Inc.	5.500%	6/15/2017	250	240
Placer Dome, Inc.	6.450%	10/15/2035	375	388
Plum Creek Timber Co.	5.875%	11/15/2015	400	395
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,325	1,449
Praxair, Inc.	3.950%	6/1/2013	750	695
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	1,000	952
Rohm &Haas Co.	7.850%	7/15/2029	600	734
Southern Copper Corp.	7.500%	7/27/2035	650	678
Teck Cominco Ltd.	6.125%	10/1/2035	700	675
Vale Overseas Ltd.	6.250%	1/11/2016	100	99
Vale Overseas Ltd.	8.250%	1/17/2034	675	768
Weyerhaeuser Co.	5.950%	11/1/2008	846	856
Weyerhaeuser Co.	6.750%	3/15/2012	1,350	1,412
Weyerhaeuser Co.	7.375%	3/15/2032	100	104
WMC Finance USA	5.125%	5/15/2013	1,000	985
Capital Goods (0.4%)
2,4 BAE Systems	7.156%	12/15/2011	347	361
Bemis Co. Inc.	4.875%	4/1/2012	700	680
Boeing Capital Corp.	6.500%	2/15/2012	200	212
Boeing Co.	5.125%	2/15/2013	175	174
Boeing Co.	8.750%	8/15/2021	500	659
Boeing Co.	6.625%	2/15/2038	300	344
Caterpillar Financial Services Corp.	4.500%	9/1/2008	350	345
Caterpillar Financial Services Corp.	4.150%	1/15/2010	600	582
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,980	1,926
Caterpillar Financial Services Corp.	4.750%	2/17/2015	175	168
Caterpillar Financial Services Corp.	4.625%	6/1/2015	400	379
Caterpillar, Inc.	7.300%	5/1/2031	225	269
Caterpillar, Inc.	7.375%	3/1/2097	400	474
CRH America Inc.	5.625%	9/30/2011	400	401
CRH America Inc.	6.950%	3/15/2012	450	475
CRH America Inc.	5.300%	10/15/2013	100	97
CRH America Inc.	6.000%	9/30/2016	400	400
CRH America Inc.	6.400%	10/15/2033	450	447
Deere &Co.	6.950%	4/25/2014	825	905
Emerson Electric Co.	4.625%	10/15/2012	1,500	1,452
General Dynamics Corp.	3.000%	5/15/2008	625	604
General Dynamics Corp.	4.250%	5/15/2013	1,075	1,016
General Electric Co.	5.000%	2/1/2013	2,125	2,099
Hanson PLC	5.250%	3/15/2013	400	387
Honeywell International, Inc.	7.500%	3/1/2010	500	536
Honeywell International, Inc.	6.125%	11/1/2011	200	208
Ingersoll-Rand Co.	4.750%	5/15/2015	975	931
John Deere Capital Corp.	4.875%	3/16/2009	1,175	1,168
John Deere Capital Corp.	7.000%	3/15/2012	650	702
Lafarge SA	6.150%	7/15/2011	50	51
Lafarge SA	6.500%	7/15/2016	700	723
Lafarge SA	7.125%	7/15/2036	1,350	1,446
Lockheed Martin Corp.	7.650%	5/1/2016	250	291
Lockheed Martin Corp.	7.750%	5/1/2026	250	306
4 Lockheed Martin Corp.	6.150%	9/1/2036	700	723
Masco Corp.	5.875%	7/15/2012	400	399
Masco Corp.	4.800%	6/15/2015	900	820
Masco Corp.	6.500%	8/15/2032	100	96
Mohawk Industries Inc.	5.750%	1/15/2011	1,000	992
Mohawk Industries Inc.	6.125%	1/15/2016	1,075	1,063
Northrop Grumman Corp.	7.125%	2/15/2011	1,000	1,070
Northrop Grumman Corp.	7.750%	2/15/2031	400	498
Raytheon Co.	8.300%	3/1/2010	250	273
Raytheon Co.	4.850%	1/15/2011	325	319
Raytheon Co.	5.500%	11/15/2012	75	75
Raytheon Co.	5.375%	4/1/2013	600	602
Raytheon Co.	7.200%	8/15/2027	75	88
Republic Services, Inc.	6.750%	8/15/2011	275	290
Textron Financial Corp.	4.125%	3/3/2008	125	123
Textron Financial Corp.	4.600%	5/3/2010	400	392
Textron, Inc.	6.500%	6/1/2012	700	735
TRW, Inc.	7.750%	6/1/2029	650	803
Tyco International Group SA	6.125%	11/1/2008	300	305
Tyco International Group SA	6.125%	1/15/2009	150	153
Tyco International Group SA	6.750%	2/15/2011	975	1,030
Tyco International Group SA	6.375%	10/15/2011	675	707
Tyco International Group SA	6.000%	11/15/2013	475	490
Tyco International Group SA	7.000%	6/15/2028	400	455
United Technologies Corp.	4.375%	5/1/2010	950	927
United Technologies Corp.	4.875%	5/1/2015	550	534
United Technologies Corp.	8.875%	11/15/2019	575	750
United Technologies Corp.	7.500%	9/15/2029	100	124
United Technologies Corp.	5.400%	5/1/2035	400	390
United Technologies Corp.	6.050%	6/1/2036	325	346
USA Waste Services, Inc.	7.000%	7/15/2028	575	627
Waste Management, Inc.	6.875%	5/15/2009	75	78
Waste Management, Inc.	7.375%	8/1/2010	75	80
Waste Management, Inc.	5.000%	3/15/2014	575	555
Waste Management, Inc.	7.750%	5/15/2032	300	358
WMX Technologies Inc.	7.100%	8/1/2026	325	358
Communication (1.0%)
Alltel Corp.	7.000%	7/1/2012	375	398
America Movil SA de C.V	4.125%	3/1/2009	525	511
America Movil SA de C.V	5.500%	3/1/2014	1,000	977
America Movil SA de C.V	6.375%	3/1/2035	200	191
AT&T Corp.	6.000%	3/15/2009	900	913
AT&T Corp.	7.300%	11/15/2011	300	326
AT&T Corp.	8.000%	11/15/2031	1,045	1,280
AT&T Corp.	6.800%	5/15/2036	200	211
AT&T Inc.	4.125%	9/15/2009	1,250	1,211
AT&T Inc.	5.300%	11/15/2010	450	449
AT&T Inc.	6.250%	3/15/2011	750	774
AT&T Inc.	5.875%	2/1/2012	370	376
AT&T Inc.	5.875%	8/15/2012	130	132
AT&T Inc.	5.100%	9/15/2014	1,200	1,163
AT&T Inc.	5.625%	6/15/2016	575	570
AT&T Inc.	6.450%	6/15/2034	400	402
AT&T Inc.	6.150%	9/15/2034	600	581
BellSouth Capital Funding	7.875%	2/15/2030	150	172
BellSouth Corp.	4.200%	9/15/2009	300	291
BellSouth Corp.	4.750%	11/15/2012	575	551
BellSouth Corp.	5.200%	9/15/2014	375	362
BellSouth Corp.	5.200%	12/15/2016	75	71
BellSouth Corp.	6.550%	6/15/2034	700	704
BellSouth Corp.	6.000%	11/15/2034	290	273
BellSouth Telecommunications	6.375%	6/1/2028	1,565	1,539
British Sky Broadcasting Corp.	6.875%	2/23/2009	450	465
British Sky Broadcasting Corp.	8.200%	7/15/2009	400	429
British Telecommunications PLC	8.375%	12/15/2010	1,375	1,543
British Telecommunications PLC	8.875%	12/15/2030	1,450	1,937
CBS Corp.	5.625%	8/15/2012	615	608
CBS Corp.	7.875%	7/30/2030	400	437
CBS Corp.	5.500%	5/15/2033	200	168
CenturyTel Enterprises	6.875%	1/15/2028	150	145
CenturyTel, Inc.	5.000%	2/15/2015	150	137
Cingular Wireless LLC	7.125%	12/15/2031	1,000	1,101
Clear Channel Communications, Inc.	4.625%	1/15/2008	250	247
Clear Channel Communications, Inc.	7.650%	9/15/2010	1,000	1,055
Clear Channel Communications, Inc.	5.000%	3/15/2012	200	188
Clear Channel Communications, Inc.	5.750%	1/15/2013	250	241
Clear Channel Communications, Inc.	5.500%	9/15/2014	275	255
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	420	479
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	1,108	1,435
Comcast Cable Communications, Inc.	6.750%	1/30/2011	300	315
Comcast Cable Communications, Inc.	8.875%	5/1/2017	850	1,028
Comcast Corp.	5.850%	1/15/2010	400	406
Comcast Corp.	5.500%	3/15/2011	800	804
Comcast Corp.	5.300%	1/15/2014	330	321
Comcast Corp.	6.500%	1/15/2015	1,400	1,459
Comcast Corp.	5.900%	3/15/2016	400	399
Comcast Corp.	4.950%	6/15/2016	1,675	1,558
Comcast Corp.	7.050%	3/15/2033	600	641
Comcast Corp.	6.500%	11/15/2035	825	829
Comcast Corp.	6.450%	3/15/2037	175	175
Cox Communications, Inc.	4.625%	1/15/2010	1,375	1,339
Cox Communications, Inc.	6.750%	3/15/2011	675	704
Cox Communications, Inc.	4.625%	6/1/2013	200	187
Cox Communications, Inc.	5.450%	12/15/2014	700	676
Cox Communications, Inc.	5.500%	10/1/2015	600	577
Deutsche Telekom International Finance	3.875%	7/22/2008	150	147
Deutsche Telekom International Finance	8.000%	6/15/2010	1,425	1,555
Deutsche Telekom International Finance	5.250%	7/22/2013	700	681
Deutsche Telekom International Finance	5.750%	3/23/2016	175	171
Deutsche Telekom International Finance	8.250%	6/15/2030	1,700	2,067
Embarq Corp.	7.082%	6/1/2016	875	894
Embarq Corp.	7.995%	6/1/2036	200	211
France Telecom	7.750%	3/1/2011	1,675	1,835
France Telecom	8.500%	3/1/2031	1,300	1,698
Gannett Co., Inc.	6.375%	4/1/2012	400	414
Grupo Televisa SA	6.625%	3/18/2025	450	459
GTE Corp.	6.940%	4/15/2028	325	337
GTE North, Inc.	5.650%	11/15/2008	200	200
Koninklijke KPN NV	8.000%	10/1/2010	500	541
New Cingular Wireless Services	7.875%	3/1/2011	2,000	2,191
New Cingular Wireless Services	8.125%	5/1/2012	250	282
New Cingular Wireless Services	8.750%	3/1/2031	1,075	1,377
New England Telephone &Telegraph Co.	7.875%	11/15/2029	250	273
News America Holdings, Inc.	9.250%	2/1/2013	800	945
News America Holdings, Inc.	8.150%	10/17/2036	385	453
News America Inc.	5.300%	12/15/2014	125	123
News America Inc.	6.200%	12/15/2034	275	262
News America Inc.	6.400%	12/15/2035	775	759
Nextel Communications	6.875%	10/31/2013	600	612
Nextel Communications	5.950%	3/15/2014	450	441
Nextel Communications	7.375%	8/1/2015	825	856
Omnicom Group Inc.	5.900%	4/15/2016	50	51
Pacific Bell	7.125%	3/15/2026	200	218
R.R. Donnelley &Sons Co.	3.750%	4/1/2009	225	215
R.R. Donnelley &Sons Co.	4.950%	5/15/2010	300	292
R.R. Donnelley &Sons Co.	4.950%	4/1/2014	100	90
R.R. Donnelley &Sons Co.	5.500%	5/15/2015	150	138
Reed Elsevier Capital	4.625%	6/15/2012	100	96
Sprint Capital Corp.	6.125%	11/15/2008	800	812
Sprint Capital Corp.	7.625%	1/30/2011	1,300	1,400
Sprint Capital Corp.	8.375%	3/15/2012	250	280
Sprint Capital Corp.	6.875%	11/15/2028	100	101
Sprint Capital Corp.	8.750%	3/15/2032	1,525	1,866
Telecom Italia Capital	4.000%	11/15/2008	475	461
Telecom Italia Capital	4.000%	1/15/2010	500	474
Telecom Italia Capital	4.875%	10/1/2010	400	387
Telecom Italia Capital	6.200%	7/18/2011	550	557
Telecom Italia Capital	5.250%	11/15/2013	325	308
Telecom Italia Capital	5.250%	10/1/2015	1,600	1,486
Telecom Italia Capital	6.375%	11/15/2033	205	192
Telecom Italia Capital	7.200%	7/18/2036	475	491
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	400	410
Telefonica Emisiones SAU	5.984%	6/20/2011	1,350	1,376
Telefonica Emisiones SAU	6.421%	6/20/2016	1,250	1,287
Telefonica Emisiones SAU	7.045%	6/20/2036	950	1,005
Telefonica Europe BV	7.750%	9/15/2010	675	730
Telefonica Europe BV	8.250%	9/15/2030	750	888
Telefonos de Mexico SA	4.500%	11/19/2008	200	197
Telefonos de Mexico SA	4.750%	1/27/2010	550	539
Telefonos de Mexico SA	5.500%	1/27/2015	550	535
Telus Corp.	8.000%	6/1/2011	1,075	1,185
Thomson Corp.	5.750%	2/1/2008	800	803
Thomson Corp.	5.500%	8/15/2035	50	46
Time Warner Entertainment	7.250%	9/1/2008	125	129
Time Warner Entertainment	10.150%	5/1/2012	200	237
Time Warner Entertainment	8.375%	3/15/2023	500	572
Time Warner Entertainment	8.375%	7/15/2033	100	118
US Cellular	6.700%	12/15/2033	350	337
Verizon Communications Corp.	5.350%	2/15/2011	50	50
Verizon Communications Corp.	5.550%	2/15/2016	500	494
Verizon Global Funding Corp.	4.000%	1/15/2008	250	246
Verizon Global Funding Corp.	7.250%	12/1/2010	700	751
Verizon Global Funding Corp.	6.875%	6/15/2012	2,975	3,185
Verizon Global Funding Corp.	7.375%	9/1/2012	1,025	1,123
Verizon Global Funding Corp.	5.850%	9/15/2035	500	472
Verizon Maryland, Inc.	6.125%	3/1/2012	500	511
Verizon New Jersey, Inc.	5.875%	1/17/2012	1,025	1,035
Verizon New York, Inc.	6.875%	4/1/2012	300	313
Verizon Virginia, Inc.	4.625%	3/15/2013	450	420
Vodafone AirTouch PLC	7.750%	2/15/2010	550	589
Vodafone AirTouch PLC	7.875%	2/15/2030	425	498
Vodafone Group PLC	3.950%	1/30/2008	75	74
Vodafone Group PLC	5.000%	12/16/2013	1,000	961
Vodafone Group PLC	5.375%	1/30/2015	200	195
Vodafone Group PLC	5.000%	9/15/2015	900	849
Vodafone Group PLC	5.750%	3/15/2016	300	298
WPP Finance USA Corp.	5.875%	6/15/2014	425	427
Consumer Cyclical (0.6%)
Brinker International	5.750%	6/1/2014	200	195
Centex Corp.	5.125%	10/1/2013	750	711
Centex Corp.	6.500%	5/1/2016	200	202
CVS Corp.	4.000%	9/15/2009	350	337
CVS Corp.	5.750%	8/15/2011	600	608
CVS Corp.	4.875%	9/15/2014	275	262
CVS Corp.	6.125%	8/15/2016	600	614
D.R. Horton, Inc.	4.875%	1/15/2010	250	243
D.R. Horton, Inc.	6.000%	4/15/2011	575	571
D.R. Horton, Inc.	5.250%	2/15/2015	680	621
D.R. Horton, Inc.	6.500%	4/15/2016	450	441
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	1,000	990
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	1,000	976
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	300	312
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	850	827
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,300	1,398
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	2,600	2,605
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,125	1,120
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	1,175	1,246
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	500	514
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	150	178
Federated Department Stores, Inc.	6.300%	4/1/2009	500	508
Federated Department Stores, Inc.	6.790%	7/15/2027	300	302
Federated Department Stores, Inc.	7.000%	2/15/2028	200	205
Harrah's Operating Co., Inc.	5.375%	12/15/2013	225	210
Harrah's Operating Co., Inc.	5.625%	6/1/2015	825	765
Harrah's Operating Co., Inc.	6.500%	6/1/2016	400	390
Harrah's Operating Co., Inc.	5.750%	10/1/2017	650	591
Home Depot Inc.	3.750%	9/15/2009	650	627
Home Depot Inc.	4.625%	8/15/2010	950	933
Home Depot Inc.	5.400%	3/1/2016	1,325	1,316
J.C. Penney Co., Inc.	8.000%	3/1/2010	600	645
J.C. Penney Co., Inc.	7.950%	4/1/2017	500	571
J.C. Penney Co., Inc.	7.400%	4/1/2037	300	324
Johnson Controls, Inc.	5.250%	1/15/2011	300	297
Johnson Controls, Inc.	6.000%	1/15/2036	75	72
Kohl's Corp.	6.000%	1/15/2033	225	218
Lennar Corp.	5.125%	10/1/2010	100	98
4 Lennar Corp.	5.950%	10/17/2011	875	875
Lennar Corp.	5.600%	5/31/2015	775	736
Lowe's Cos., Inc.	5.000%	10/15/2015	550	535
Lowe's Cos., Inc.	6.875%	2/15/2028	367	420
Marriott International	4.625%	6/15/2012	400	380
Marriott International	6.200%	6/15/2016	150	153
May Department Stores Co.	5.750%	7/15/2014	675	663
2 May Department Stores Co.	9.750%	2/15/2021	87	103
May Department Stores Co.	6.650%	7/15/2024	375	372
May Department Stores Co.	6.700%	7/15/2034	450	445
Nordstrom, Inc.	6.950%	3/15/2028	200	218
Pulte Homes, Inc.	4.875%	7/15/2009	500	492
Pulte Homes, Inc.	5.200%	2/15/2015	100	94
Pulte Homes, Inc.	6.375%	5/15/2033	400	377
Sabre Holdings	6.350%	3/15/2016	125	124
Target Corp.	3.375%	3/1/2008	1,650	1,613
Target Corp.	6.350%	1/15/2011	300	314
Target Corp.	5.875%	3/1/2012	700	722
Target Corp.	4.000%	6/15/2013	600	558
Target Corp.	5.875%	7/15/2016	475	492
Target Corp.	7.000%	7/15/2031	175	204
Target Corp.	6.350%	11/1/2032	450	488
The Walt Disney Co.	5.700%	7/15/2011	1,050	1,068
The Walt Disney Co.	6.375%	3/1/2012	250	262
The Walt Disney Co.	5.625%	9/15/2016	575	578
The Walt Disney Co.	7.000%	3/1/2032	400	462
Time Warner, Inc.	6.750%	4/15/2011	650	679
Time Warner, Inc.	6.875%	5/1/2012	250	264
Time Warner, Inc.	9.150%	2/1/2023	1,475	1,807
Time Warner, Inc.	6.625%	5/15/2029	200	199
Time Warner, Inc.	7.625%	4/15/2031	785	863
Time Warner, Inc.	7.700%	5/1/2032	290	324
Toll Brothers, Inc.	5.150%	5/15/2015	400	356
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,200	2,147
Toyota Motor Credit Corp.	5.450%	5/18/2011	600	610
4 Viacom Inc.	5.750%	4/30/2011	775	772
4 Viacom Inc.	6.250%	4/30/2016	275	272
4 Viacom Inc.	6.875%	4/30/2036	750	742
Wal-Mart Stores, Inc.	3.375%	10/1/2008	1,075	1,040
Wal-Mart Stores, Inc.	6.875%	8/10/2009	600	628
Wal-Mart Stores, Inc.	4.000%	1/15/2010	850	823
Wal-Mart Stores, Inc.	4.125%	7/1/2010	660	639
Wal-Mart Stores, Inc.	4.750%	8/15/2010	240	237
Wal-Mart Stores, Inc.	4.125%	2/15/2011	275	265
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,725	1,660
Wal-Mart Stores, Inc.	4.500%	7/1/2015	600	568
Wal-Mart Stores, Inc.	7.550%	2/15/2030	700	862
Yum! Brands, Inc.	8.875%	4/15/2011	1,050	1,187
Yum! Brands, Inc.	7.700%	7/1/2012	250	275
Yum! Brands, Inc.	6.250%	4/15/2016	75	77
Consumer Noncyclical (0.7%)
Abbott Laboratories	3.500%	2/17/2009	1,050	1,015
Abbott Laboratories	5.375%	5/15/2009	125	126
Abbott Laboratories	5.600%	5/15/2011	650	662
Abbott Laboratories	5.875%	5/15/2016	1,050	1,088
4 Allergan Inc.	5.750%	4/1/2016	125	126
Altria Group, Inc.	5.625%	11/4/2008	500	503
AmerisourceBergen Corp.	5.875%	9/15/2015	675	662
Amgen Inc.	4.000%	11/18/2009	750	727
Amgen Inc.	4.850%	11/18/2014	500	483
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	259
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	400	414
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	900	1,035
Archer-Daniels-Midland Co.	8.125%	6/1/2012	500	568
Archer-Daniels-Midland Co.	5.375%	9/15/2035	725	693
AstraZeneca PLC	5.400%	6/1/2014	350	352
Baxter Finco, BV	4.750%	10/15/2010	500	492
Baxter International, Inc.	4.625%	3/15/2015	250	234
Baxter International, Inc.	5.900%	9/1/2016	150	154
Boston Scientific	6.000%	6/15/2011	450	453
Boston Scientific	5.450%	6/15/2014	325	310
Boston Scientific	6.400%	6/15/2016	225	226
Boston Scientific	7.000%	11/15/2035	275	273
Bottling Group LLC	4.625%	11/15/2012	1,600	1,552
Bottling Group LLC	5.500%	4/1/2016	775	781
Bristol-Myers Squibb Co.	4.000%	8/15/2008	500	489
Bristol-Myers Squibb Co.	5.750%	10/1/2011	1,325	1,350
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	300	293
C.R. Bard, Inc.	6.700%	12/1/2026	450	485
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,055
Cardinal Health, Inc.	4.000%	6/15/2015	100	89
Cardinal Health, Inc.	5.850%	12/15/2017	1,150	1,146
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	280	335
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	250	287
Clorox Co.	4.200%	1/15/2010	750	727
Clorox Co.	5.000%	1/15/2015	325	316
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	313
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	125	159
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	250	306
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	750	849
ConAgra Foods, Inc.	7.875%	9/15/2010	866	943
ConAgra Foods, Inc.	7.125%	10/1/2026	50	54
ConAgra Foods, Inc.	7.000%	10/1/2028	100	108
Diageo Capital PLC	3.500%	11/19/2007	550	539
Diageo Finance BV	5.300%	10/28/2015	625	613
Eli Lilly &Co.	6.000%	3/15/2012	250	260
Fortune Brands Inc.	5.125%	1/15/2011	300	294
Fortune Brands Inc.	5.375%	1/15/2016	2,425	2,315
Fortune Brands Inc.	5.875%	1/15/2036	250	234
Genentech Inc.	4.400%	7/15/2010	50	49
Genentech Inc.	4.750%	7/15/2015	150	144
Genentech Inc.	5.250%	7/15/2035	325	306
General Mills, Inc.	6.000%	2/15/2012	242	248
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,200	1,136
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	300	293
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,000	1,154
H.J. Heinz Co.	6.625%	7/15/2011	325	340
H.J. Heinz Co.	6.750%	3/15/2032	500	523
Health Management Associates Inc.	6.125%	4/15/2016	300	287
Hershey Foods Corp.	5.300%	9/1/2011	250	252
Hershey Foods Corp.	5.450%	9/1/2016	150	151
Hospira, Inc.	4.950%	6/15/2009	300	295
Hospira, Inc.	5.900%	6/15/2014	200	199
Johnson &Johnson	3.800%	5/15/2013	425	397
Johnson &Johnson	6.950%	9/1/2029	100	120
Johnson &Johnson	4.950%	5/15/2033	150	142
Kellogg Co.	2.875%	6/1/2008	250	241
Kellogg Co.	6.600%	4/1/2011	1,530	1,609
Kimberly-Clark Corp.	5.625%	2/15/2012	250	256
Kimberly-Clark Corp.	4.875%	8/15/2015	650	631
Kraft Foods, Inc.	4.125%	11/12/2009	1,025	993
Kraft Foods, Inc.	5.625%	11/1/2011	400	404
Kraft Foods, Inc.	6.250%	6/1/2012	550	572
Kraft Foods, Inc.	5.250%	10/1/2013	200	197
Kraft Foods, Inc.	6.500%	11/1/2031	875	943
Kroger Co.	6.800%	4/1/2011	1,325	1,390
Kroger Co.	6.750%	4/15/2012	550	577
Kroger Co.	6.200%	6/15/2012	1,000	1,023
Kroger Co.	4.950%	1/15/2015	500	469
Kroger Co.	7.500%	4/1/2031	100	110
Laboratory Corp. of America	5.625%	12/15/2015	325	315
Medtronic Inc.	4.375%	9/15/2010	300	292
Medtronic Inc.	4.750%	9/15/2015	550	523
Merck &Co.	4.375%	2/15/2013	500	474
Merck &Co.	4.750%	3/1/2015	250	239
Merck &Co.	6.400%	3/1/2028	225	239
Merck &Co.	5.950%	12/1/2028	250	253
Molson Coors Capital Finance	4.850%	9/22/2010	200	197
Newell Rubbermaid, Inc.	4.000%	5/1/2010	500	477
PepsiAmericas Inc.	5.000%	5/15/2017	450	429
Pfizer, Inc.	4.500%	2/15/2014	1,025	991
Philip Morris Cos., Inc.	7.650%	7/1/2008	450	467
Philip Morris Cos., Inc.	7.750%	1/15/2027	675	818
Procter &Gamble Co.	6.875%	9/15/2009	750	787
Procter &Gamble Co.	4.950%	8/15/2014	100	98
Procter &Gamble Co.	6.450%	1/15/2026	350	386
Procter &Gamble Co.	5.800%	8/15/2034	625	645
2 Procter &Gamble Co. ESOP	9.360%	1/1/2021	1,182	1,485
Quest Diagnostic, Inc.	5.450%	11/1/2015	750	733
Safeway, Inc.	4.950%	8/16/2010	350	342
Safeway, Inc.	6.500%	3/1/2011	1,000	1,033
Schering-Plough Corp.	5.550%	12/1/2013	575	577
Schering-Plough Corp.	6.750%	12/1/2033	300	330
Sysco Corp.	5.375%	9/21/2035	500	477
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	900	868
Unilever Capital Corp.	7.125%	11/1/2010	950	1,015
Unilever Capital Corp.	5.900%	11/15/2032	250	252
Universal Health Services, Inc.	7.125%	6/30/2016	125	132
4 Western Union Co.	5.930%	10/1/2016	50	50
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	600	583
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	300	286
Wyeth	4.375%	3/1/2008	500	494
Wyeth	6.950%	3/15/2011	500	531
Wyeth	5.500%	3/15/2013	350	351
Wyeth	5.500%	2/1/2014	700	701
Wyeth	6.450%	2/1/2024	400	426
Wyeth	6.500%	2/1/2034	200	216
Wyeth	6.000%	2/15/2036	1,125	1,139
Energy (0.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	750	851
Amerada Hess Corp.	6.650%	8/15/2011	425	445
Amerada Hess Corp.	7.875%	10/1/2029	625	738
Anadarko Finance Co.	6.750%	5/1/2011	875	919
Anadarko Petroleum Corp.	5.950%	9/15/2016	550	555
Anadarko Petroleum Corp.	6.450%	9/15/2036	850	866
Apache Finance Canada	7.750%	12/15/2029	225	276
Baker Hughes, Inc.	6.875%	1/15/2029	400	452
Burlington Resources, Inc.	6.680%	2/15/2011	375	396
Burlington Resources, Inc.	6.500%	12/1/2011	300	317
Burlington Resources, Inc.	7.400%	12/1/2031	600	727
Canadian Natural Resources	5.450%	10/1/2012	800	790
Canadian Natural Resources	4.900%	12/1/2014	525	498
Canadian Natural Resources	6.000%	8/15/2016	500	507
Canadian Natural Resources	7.200%	1/15/2032	500	562
Canadian Natural Resources	6.450%	6/30/2033	375	383
Canadian Natural Resources	6.500%	2/15/2037	450	458
ChevronTexaco Capital Co.	3.375%	2/15/2008	450	440
Conoco Funding Co.	6.350%	10/15/2011	175	184
Devon Financing Corp.	6.875%	9/30/2011	1,300	1,385
Devon Financing Corp.	7.875%	9/30/2031	1,000	1,216
Diamond Offshore Drilling	4.875%	7/1/2015	100	94
Encana Corp.	4.600%	8/15/2009	425	418
Encana Corp.	4.750%	10/15/2013	25	24
Encana Holdings Finance Corp.	5.800%	5/1/2014	50	50
Halliburton Co.	5.500%	10/15/2010	250	251
Marathon Oil Corp.	6.125%	3/15/2012	400	415
Marathon Oil Corp.	6.800%	3/15/2032	250	276
Nexen, Inc.	5.050%	11/20/2013	400	387
Nexen, Inc.	7.875%	3/15/2032	100	118
Noble Corp.	5.875%	6/1/2013	450	458
Norsk Hydro	6.360%	1/15/2009	500	513
Norsk Hydro	7.250%	9/23/2027	300	350
Norsk Hydro	7.150%	1/15/2029	250	290
Occidental Petroleum	6.750%	1/15/2012	625	668
Occidental Petroleum	7.200%	4/1/2028	400	460
Ocean Energy, Inc.	4.375%	10/1/2007	250	247
PanCanadian Energy Corp.	7.200%	11/1/2031	225	252
Petro-Canada	4.000%	7/15/2013	800	725
Petro-Canada	7.875%	6/15/2026	100	117
Petro-Canada	5.350%	7/15/2033	450	395
Petro-Canada	5.950%	5/15/2035	500	477
Petro-Canada Financial Partnership	5.000%	11/15/2014	25	24
Phillips Petroleum Co.	8.750%	5/25/2010	1,325	1,479
Questar Market Resources	6.050%	9/1/2016	350	357
Shell International Finance	5.625%	6/27/2011	50	51
Sunoco, Inc.	4.875%	10/15/2014	175	166
Talisman Energy, Inc.	5.125%	5/15/2015	100	96
Talisman Energy, Inc.	5.850%	2/1/2037	650	607
Tosco Corp.	8.125%	2/15/2030	1,150	1,490
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	300	353
Valero Energy Corp.	7.500%	4/15/2032	750	866
Weatherford International Inc.	6.500%	8/1/2036	700	715
XTO Energy, Inc.	6.250%	4/15/2013	250	259
XTO Energy, Inc.	5.000%	1/31/2015	200	191
XTO Energy, Inc.	5.300%	6/30/2015	150	146
Technology (0.2%)
Cisco Systems Inc.	5.250%	2/22/2011	1,950	1,959
Cisco Systems Inc.	5.500%	2/22/2016	900	906
Computer Sciences Corp.	3.500%	4/15/2008	250	243
Electronic Data Systems	7.125%	10/15/2009	175	183
Electronic Data Systems	6.500%	8/1/2013	225	228
Electronic Data Systems	7.450%	10/15/2029	125	137
First Data Corp.	3.375%	8/1/2008	325	315
First Data Corp.	3.900%	10/1/2009	125	121
First Data Corp.	4.500%	6/15/2010	450	439
First Data Corp.	5.625%	11/1/2011	350	357
First Data Corp.	4.850%	10/1/2014	150	145
First Data Corp.	4.950%	6/15/2015	275	266
Harris Corp.	5.000%	10/1/2015	425	400
Hewlett-Packard Co.	3.625%	3/15/2008	700	684
International Business Machines Corp.	3.800%	2/1/2008	175	172
International Business Machines Corp.	5.375%	2/1/2009	325	327
International Business Machines Corp.	4.750%	11/29/2012	450	439
International Business Machines Corp.	7.500%	6/15/2013	550	617
International Business Machines Corp.	7.125%	12/1/2096	950	1,102
Motorola, Inc.	7.625%	11/15/2010	530	575
Motorola, Inc.	8.000%	11/1/2011	50	56
Motorola, Inc.	7.500%	5/15/2025	325	376
Motorola, Inc.	6.500%	11/15/2028	100	106
Oracle Corp.	5.000%	1/15/2011	450	446
Oracle Corp.	5.250%	1/15/2016	1,100	1,079
Pitney Bowes Credit Corp.	5.750%	8/15/2008	375	379
Pitney Bowes, Inc.	4.875%	8/15/2014	100	97
Pitney Bowes, Inc.	4.750%	1/15/2016	1,350	1,280
Science Applications International Corp.	6.250%	7/1/2012	100	102
Science Applications International Corp.	5.500%	7/1/2033	100	88
Transportation (0.2%)
2 American Airlines, Inc.	6.855%	4/15/2009	321	326
American Airlines, Inc.	7.024%	10/15/2009	600	615
American Airlines, Inc.	7.858%	10/1/2011	100	107
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	1,250	1,337
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	225
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	260
Canadian National Railway Co.	4.250%	8/1/2009	300	293
Canadian National Railway Co.	6.800%	7/15/2018	775	867
Canadian National Railway Co.	6.250%	8/1/2034	350	376
Canadian National Railway Co.	6.200%	6/1/2036	350	375
Canadian Pacific Rail	7.125%	10/15/2031	450	531
CNF, Inc.	6.700%	5/1/2034	350	347
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,345	1,365
CSX Corp.	6.750%	3/15/2011	400	423
CSX Corp.	6.300%	3/15/2012	1,000	1,042
CSX Corp.	6.000%	10/1/2036	350	353
4 ERAC USA Finance Co.	7.350%	6/15/2008	475	489
FedEx Corp.	3.500%	4/1/2009	400	384
FedEx Corp.	5.500%	8/15/2009	200	201
Mass Transit Railway Corp.	7.500%	11/8/2010	300	325
Norfolk Southern Corp.	6.200%	4/15/2009	1,250	1,278
Norfolk Southern Corp.	6.750%	2/15/2011	500	528
Norfolk Southern Corp.	7.700%	5/15/2017	400	469
Norfolk Southern Corp.	9.750%	6/15/2020	116	157
Norfolk Southern Corp.	5.590%	5/17/2025	72	70
Norfolk Southern Corp.	7.800%	5/15/2027	300	370
Norfolk Southern Corp.	7.250%	2/15/2031	78	92
Norfolk Southern Corp.	7.050%	5/1/2037	200	233
Norfolk Southern Corp.	7.900%	5/15/2097	100	124
Ryder System Inc.	5.950%	5/2/2011	350	356
Southwest Airlines Co.	6.500%	3/1/2012	650	681
Southwest Airlines Co.	5.125%	3/1/2017	400	379
Union Pacific Corp.	7.250%	11/1/2008	300	311
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	100	106
Union Pacific Corp.	7.125%	2/1/2028	500	573
Union Pacific Corp.	6.625%	2/1/2029	200	220
Industrial Other (0.0%)
Black &Decker Corp.	4.750%	11/1/2014	625	582
Cooper Industries, Inc.	5.250%	11/15/2012	425	421
Dover Corp.	4.875%	10/15/2015	225	217
Rockwell International Corp.	6.700%	1/15/2028	200	220

				323,382

Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.	5.500%	2/15/2013	550	547
AEP Texas Central Co.	6.650%	2/15/2033	400	424
Alabama Power Co.	3.500%	11/15/2007	400	392
Alabama Power Co.	5.500%	10/15/2017	550	553
American Electric Power Co., Inc.	5.375%	3/15/2010	325	326
Arizona Public Service Co.	5.800%	6/30/2014	50	50
Arizona Public Service Co.	4.650%	5/15/2015	275	251
Arizona Public Service Co.	5.500%	9/1/2035	100	89
Boston Edison Co.	4.875%	10/15/2012	75	73
Boston Edison Co.	4.875%	4/15/2014	225	219
Carolina Power &Light Co.	5.125%	9/15/2013	325	320
CenterPoint Energy Houston	5.700%	3/15/2013	1,425	1,438
Cincinnati Gas &Electric Co.	5.700%	9/15/2012	675	682
Cleveland Electric Illumination Co.	7.880%	11/1/2017	200	236
Columbus Southern Power	5.850%	10/1/2035	400	390
Commonwealth Edison Co.	3.700%	2/1/2008	350	342
Connecticut Light &Power Co.	6.350%	6/1/2036	750	805
Consolidated Edison Co. of New York	5.375%	12/15/2015	125	125
Consolidated Edison Co. of New York	5.500%	9/15/2016	350	351
Consolidated Edison Co. of New York	5.300%	3/1/2035	200	185
Consolidated Edison Co. of New York	5.850%	3/15/2036	250	250
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	420
Constellation Energy Group, Inc.	7.000%	4/1/2012	100	107
Constellation Energy Group, Inc.	4.550%	6/15/2015	1,200	1,106
Constellation Energy Group, Inc.	7.600%	4/1/2032	100	118
Consumers Energy Co.	4.250%	4/15/2008	175	172
Consumers Energy Co.	5.000%	2/15/2012	725	709
Consumers Energy Co.	5.375%	4/15/2013	175	173
Consumers Energy Co.	5.500%	8/15/2016	425	422
Detroit Edison Co.	5.700%	10/1/2037	125	121
Dominion Resources, Inc.	8.125%	6/15/2010	675	736
Dominion Resources, Inc.	5.150%	7/15/2015	700	671
Dominion Resources, Inc.	5.250%	8/1/2033	200	193
Dominion Resources, Inc.	6.300%	9/30/2066	50	49
DTE Energy Co.	7.050%	6/1/2011	250	265
Duke Energy Corp.	6.250%	1/15/2012	1,225	1,280
Duke Energy Corp.	5.625%	11/30/2012	250	255
El Paso Electric Co.	6.000%	5/15/2035	175	171
Energy East Corp.	6.750%	6/15/2012	500	525
Energy East Corp.	6.750%	7/15/2036	400	419
Entergy Gulf States, Inc.	3.600%	6/1/2008	250	243
Exelon Corp.	4.900%	6/15/2015	500	472
FirstEnergy Corp.	6.450%	11/15/2011	750	785
FirstEnergy Corp.	7.375%	11/15/2031	850	980
Florida Power &Light Co.	4.850%	2/1/2013	250	245
Florida Power &Light Co.	5.950%	10/1/2033	100	103
Florida Power &Light Co.	5.625%	4/1/2034	225	222
Florida Power &Light Co.	4.950%	6/1/2035	200	178
Florida Power &Light Co.	5.400%	9/1/2035	575	548
4 Florida Power &Light Co.	6.200%	6/1/2036	550	587
Florida Power &Light Co.	5.650%	2/1/2037	450	445
Florida Power Corp.	4.500%	6/1/2010	700	683
FPL Group Capital, Inc.	5.625%	9/1/2011	225	227
FPL Group Capital, Inc.	6.350%	10/1/2016	225	228
Jersey Central Power &Light	5.625%	5/1/2016	350	348
Kansas City Power &Light	6.050%	11/15/2035	200	197
MidAmerican Energy Co.	6.750%	12/30/2031	1,050	1,177
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	750	766
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	300	291
4 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	2,150	2,164
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/2010	150	146
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	150	164
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	700	677
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	600	773
NiSource Finance Corp.	7.875%	11/15/2010	750	811
NiSource Finance Corp.	5.400%	7/15/2014	675	653
Northern States Power Co.	6.250%	6/1/2036	950	1,015
Ohio Edison	6.400%	7/15/2016	550	578
Ohio Power Co.	6.000%	6/1/2016	150	155
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	181
Oncor Electric Delivery Co.	7.250%	1/15/2033	600	680
Pacific Gas &Electric Co.	3.600%	3/1/2009	850	820
Pacific Gas &Electric Co.	4.200%	3/1/2011	225	216
Pacific Gas &Electric Co.	4.800%	3/1/2014	150	145
Pacific Gas &Electric Co.	6.050%	3/1/2034	1,525	1,533
PacifiCorp	6.900%	11/15/2011	500	538
PacifiCorp	5.250%	6/15/2035	475	437
Pepco Holdings, Inc.	6.450%	8/15/2012	175	181
PPL Electric Utilities Corp.	6.250%	8/15/2009	800	822
PPL Energy Supply LLC	6.400%	11/1/2011	250	260
PPL Energy Supply LLC	6.200%	5/15/2016	150	155
Progress Energy, Inc.	5.850%	10/30/2008	225	227
Progress Energy, Inc.	7.100%	3/1/2011	950	1,016
Progress Energy, Inc.	7.750%	3/1/2031	625	757
Progress Energy, Inc.	7.000%	10/30/2031	550	617
PSE&G Power LLC	6.950%	6/1/2012	100	106
PSE&G Power LLC	5.500%	12/1/2015	450	441
PSE&G Power LLC	8.625%	4/15/2031	150	195
PSI Energy Inc.	5.000%	9/15/2013	250	242
Public Service Co. of Colorado	4.375%	10/1/2008	725	713
Puget Sound Energy Inc.	5.483%	6/1/2035	100	92
Puget Sound Energy Inc.	6.274%	3/15/2037	500	509
SCANA Corp.	6.875%	5/15/2011	625	665
South Carolina Electric &Gas Co.	6.625%	2/1/2032	450	505
South Carolina Electric &Gas Co.	5.300%	5/15/2033	275	259
Southern California Edison Co.	5.000%	1/15/2014	225	220
Southern California Edison Co.	4.650%	4/1/2015	300	285
Southern California Edison Co.	5.000%	1/15/2016	400	387
Southern California Edison Co.	6.650%	4/1/2029	225	243
Southern California Edison Co.	6.000%	1/15/2034	675	693
Southern California Edison Co.	5.750%	4/1/2035	275	273
Southern California Edison Co.	5.625%	2/1/2036	1,025	999
Southern Power Co.	6.250%	7/15/2012	75	77
Tampa Electric Co.	6.550%	5/15/2036	375	404
TXU Energy Co.	6.125%	3/15/2008	500	504
Union Electric Co.	5.400%	2/1/2016	350	345
United Utilities PLC	5.375%	2/1/2019	700	668
Virginia Electric &Power Co.	5.400%	1/15/2016	700	690
Virginia Electric &Power Co.	6.000%	1/15/2036	525	525
Wisconsin Electric Power Co.	5.625%	5/15/2033	200	196
Xcel Energy, Inc.	7.000%	12/1/2010	600	635
Xcel Energy, Inc.	6.500%	7/1/2036	225	238
Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/2011	300	318
Atmos Energy Corp.	4.000%	10/15/2009	500	480
Atmos Energy Corp.	4.950%	10/15/2014	1,000	949
Boardwalk Pipelines LLC	5.500%	2/1/2017	200	194
CenterPoint Energy Resources	7.875%	4/1/2013	250	278
CenterPoint Energy Resources	6.150%	5/1/2016	300	308
Consolidated Natural Gas	6.850%	4/15/2011	600	630
Consolidated Natural Gas	5.000%	12/1/2014	350	333
Duke Energy Field Services	7.875%	8/16/2010	275	298
Energy Transfer Partners LP	5.650%	8/1/2012	275	272
Energy Transfer Partners LP	5.950%	2/1/2015	300	299
** Enron Corp.	9.125%	4/1/2003	700	256
** Enron Corp.	7.125%	5/15/2007	300	110
** Enron Corp.	6.875%	10/15/2007	1,000	366
Enterprise Products Operating LP	4.950%	6/1/2010	475	466
Enterprise Products Operating LP	5.600%	10/15/2014	450	440
Enterprise Products Operating LP	6.875%	3/1/2033	150	155
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	900	955
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	475	451
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	273
Kinder Morgan, Inc.	6.500%	9/1/2012	1,175	1,176
Kinder Morgan, Inc.	6.400%	1/5/2036	300	269
KN Energy, Inc.	7.250%	3/1/2028	100	97
Magellan Midstream Partners, LP	5.650%	10/15/2016	150	147
National Grid PLC	6.300%	8/1/2016	1,025	1,065
ONEOK Inc.	5.200%	6/15/2015	300	281
ONEOK Inc.	6.000%	6/15/2035	275	251
ONEOK Partners, LP	5.900%	4/1/2012	350	352
ONEOK Partners, LP	6.150%	10/1/2016	600	606
ONEOK Partners, LP	6.650%	10/1/2036	1,700	1,723
San Diego Gas &Electric	5.300%	11/15/2015	100	100
San Diego Gas &Electric	5.350%	5/15/2035	100	94
Sempra Energy	7.950%	3/1/2010	50	54
Sempra Energy	6.000%	2/1/2013	200	205
Southern California Gas Co.	5.750%	11/15/2035	25	25
Texas Gas Transmission	4.600%	6/1/2015	250	232
Trans-Canada Pipelines	4.000%	6/15/2013	750	694
Trans-Canada Pipelines	5.850%	3/15/2036	125	124
**4 Yosemite Security Trust	8.250%	11/15/2004	4,000	2,680

				69,521

Total Corporate Bonds
(Cost $990,545)				987,257

Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)

African Development Bank	3.250%	8/1/2008	600	584
Asian Development Bank	4.500%	9/4/2012	500	489
Asian Development Bank	5.593%	7/16/2018	500	519
Bayerische Landesbank	2.875%	10/15/2008	500	478
Canadian Government	5.250%	11/5/2008	450	455
Canadian Mortgage &Housing	2.950%	6/2/2008	400	388
China Development Bank	4.750%	10/8/2014	450	431
China Development Bank	5.000%	10/15/2015	175	169
Corp. Andina de Fomento	5.200%	5/21/2013	425	416
Development Bank of Japan	4.250%	6/9/2015	250	235
Eksportfinans	4.750%	12/15/2008	1,175	1,168
Eksportfinans	5.500%	5/25/2016	1,900	1,960
European Investment Bank	3.125%	10/15/2007	1,000	983
European Investment Bank	3.500%	3/14/2008	2,450	2,405
European Investment Bank	3.875%	8/15/2008	3,000	2,952
European Investment Bank	4.000%	3/3/2010	1,400	1,361
European Investment Bank	5.250%	6/15/2011	1,100	1,116
European Investment Bank	4.625%	5/15/2014	2,000	1,957
Export-Import Bank of Korea	4.500%	8/12/2009	725	711
Export-Import Bank of Korea	4.625%	3/16/2010	200	196
Export-Import Bank of Korea	5.125%	3/16/2015	150	146
Federation of Malaysia	8.750%	6/1/2009	500	542
Federation of Malaysia	7.500%	7/15/2011	1,200	1,310
Financement Quebec	5.000%	10/25/2012	500	499
Hellenic Republic	6.950%	3/4/2008	525	538
Instituto de Credito Oficial	6.000%	5/19/2008	750	764
Inter-American Development Bank	6.375%	10/22/2007	608	617
Inter-American Development Bank	5.750%	2/26/2008	750	758
Inter-American Development Bank	5.375%	11/18/2008	175	178
Inter-American Development Bank	5.625%	4/16/2009	3,000	3,055
Inter-American Development Bank	8.500%	3/15/2011	175	199
Inter-American Development Bank	7.000%	6/15/2025	250	301
International Bank for Reconstruction &Development	4.125%	6/24/2009	325	320
International Bank for Reconstruction &Development	4.125%	8/12/2009	1,775	1,745
International Finance Corp.	3.000%	4/15/2008	700	680
Japan Bank International	4.750%	5/25/2011	675	668
Japan Finance Corp.	5.875%	3/14/2011	375	389
Japan Finance Corp.	4.625%	4/21/2015	500	484
Korea Development Bank	4.750%	7/20/2009	900	888
Korea Development Bank	4.625%	9/16/2010	600	587
Korea Development Bank	5.750%	9/10/2013	1,100	1,114
Korea Electric Power	7.750%	4/1/2013	750	842
Kreditanstalt fur Wiederaufbau	3.750%	1/24/2008	700	689
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	2,125	2,113
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	700	706
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	4,150	4,061
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	75	71
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	175	177
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	1,200	1,180
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	300	292
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	1,000	979
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	225	217
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	675	683
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	375	369
Nordic Investment Bank	3.125%	4/24/2008	400	389
Nordic Investment Bank	3.875%	6/15/2010	350	338
Ontario Hydro Electric	6.100%	1/30/2008	500	507
Ontario Hydro Electric	7.450%	3/31/2013	600	679
Pemex Project Funding Master Trust	8.500%	2/15/2008	475	491
Pemex Project Funding Master Trust	6.125%	8/15/2008	525	528
Pemex Project Funding Master Trust	7.875%	2/1/2009	1,570	1,643
Pemex Project Funding Master Trust	9.125%	10/13/2010	250	280
Pemex Project Funding Master Trust	8.000%	11/15/2011	100	110
Pemex Project Funding Master Trust	5.750%	12/15/2015	1,225	1,194
Pemex Project Funding Master Trust	8.625%	2/1/2022	600	720
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	500	490
Pemex Project Funding Master Trust	6.625%	6/15/2035	350	343
People's Republic of China	7.300%	12/15/2008	200	209
People's Republic of China	4.750%	10/29/2013	200	195
Petrobras International Finance	9.750%	7/6/2011	600	707
Province of British Columbia	5.375%	10/29/2008	1,000	1,010
Province of Manitoba	7.500%	2/22/2010	1,000	1,078
Province of New Brunswick	3.500%	10/23/2007	500	491
Province of Nova Scotia	5.750%	2/27/2012	250	258
Province of Ontario	5.500%	10/1/2008	150	152
Province of Ontario	3.625%	10/21/2009	225	217
Province of Ontario	5.125%	7/17/2012	1,800	1,810
Province of Ontario	4.750%	1/19/2016	750	731
Province of Ontario	5.450%	4/27/2016	775	795
Province of Quebec	5.750%	2/15/2009	1,000	1,017
Province of Quebec	5.000%	7/17/2009	1,250	1,248
Province of Quebec	4.600%	5/26/2015	350	335
Province of Quebec	5.000%	3/1/2016	200	197
Province of Quebec	7.125%	2/9/2024	400	478
Province of Quebec	7.500%	9/15/2029	1,000	1,272
Quebec Hydro Electric	6.300%	5/11/2011	2,325	2,415
Quebec Hydro Electric	8.400%	1/15/2022	500	658
Region of Lombardy, Italy	5.804%	10/25/2032	500	509
Republic of Chile	7.125%	1/11/2012	350	379
Republic of Chile	5.500%	1/15/2013	100	101
Republic of Hungary	4.750%	2/3/2015	1,100	1,046
Republic of Italy	3.750%	12/14/2007	500	494
Republic of Italy	4.000%	6/16/2008	1,000	985
Republic of Italy	6.000%	2/22/2011	1,175	1,218
Republic of Italy	5.625%	6/15/2012	5,025	5,149
Republic of Italy	4.500%	1/21/2015	1,375	1,306
Republic of Italy	5.250%	9/20/2016	225	227
Republic of Italy	6.875%	9/27/2023	125	146
Republic of Italy	5.375%	6/15/2033	1,400	1,382
Republic of Korea	8.875%	4/15/2008	950	1,000
Republic of Korea	4.250%	6/1/2013	1,550	1,463
Republic of Poland	6.250%	7/3/2012	625	656
Republic of Poland	5.000%	10/19/2015	375	366
Republic of South Africa	7.375%	4/25/2012	1,175	1,270
Republic of South Africa	6.500%	6/2/2014	650	682
Republic of South Africa	8.500%	6/23/2017	250	301
State of Israel	4.625%	6/15/2013	200	190
Swedish Export Credit Corp.	4.125%	10/15/2008	1,050	1,033
United Mexican States	10.375%	2/17/2009	795	886
United Mexican States	9.875%	2/1/2010	500	571
United Mexican States	8.375%	1/14/2011	4,000	4,464
United Mexican States	7.500%	1/14/2012	145	159
United Mexican States	6.375%	1/16/2013	767	806
United Mexican States	5.875%	1/15/2014	750	766
United Mexican States	6.625%	3/3/2015	343	365
United Mexican States	11.375%	9/15/2016	100	143
United Mexican States	5.625%	1/15/2017	2,000	1,977
United Mexican States	8.125%	12/30/2019	800	960
United Mexican States	8.300%	8/15/2031	1,450	1,805
United Mexican States	7.500%	4/8/2033	250	288
United Mexican States	6.750%	9/27/2034	700	741

Total Sovereign Bonds
(Cost $104,057)				103,953

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	750	717
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,600	3,449
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	650	654
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	425	528
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	15	14
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	335	316
Oregon (Taxable Pension) GO	5.762%	6/1/2023	250	262
Oregon (Taxable Pension) GO	5.892%	6/1/2027	375	393
Oregon School Board Assn	4.759%	6/30/2028	300	276
Oregon School Board Assn	5.528%	6/30/2028	125	126
Wisconsin Public Service Rev	4.800%	5/1/2013	275	270
Wisconsin Public Service Rev	5.700%	5/1/2026	325	333

Total Taxable Municipal Bonds
(Cost $7,156)				7,338

Temporary Cash Investments (0.6%)

U.S. Agency Obligation (0.0%)
1,5 Federal Home Loan Mortgage Corp.	5.150%	12/26/2006	3,000	2,964

			Shares

Money Market Fund (0.6%)
6 Vanguard Market Liquidity Fund, 5.306%			48,245,192	48,245

Total Temporary Cash Investments
(Cost $51,209)				51,209

Total Investments (100.2%)
(Cost $7,232,312)				8,770,347

Other Assets and Liabilities—Net (-0.2%)				(19,511)

Net Assets (100%)				8,750,836

*	Non-income-producing security.
**	Non-income-producing security--security in default.
^	Part of security position is on loan to broker-dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $14,692,000, representing 0.2% of net assets.
5	Securities with a value of $2,964,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO	- General Obligation Bond.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $7,232,312,000. Net unrealized appreciation of investment securities for tax purposes was $1,538,035,000, consisting of unrealized gains of $1,789,807,000 on securities that had risen in value since their purchase and $251,772,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.2% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	30	10,090	130
S&P 500 E-mini Index	45	3,027	38
S&P MidCap 400 Index	5	1,902	34
Russell 2000 Index	5	1,830	49

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2006, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/06	LBI	50,000	5.330%	266
11/30/06	LBI	50,000	5.330%	266
12/31/06	BOA	10,000	5.222%	53
12/31/06	BOA	15,000	5.322%	-
1/31/07	BOA	13,000	5.322%	67
4/30/07	LBI	13,000	5.330%	69
Federal Home Loan Mortgage Corp., 6.000% 30-Year
10/31/06	UBS	18,000	5.110%	207
11/30/06	UBS	7,000	5.130%	31
Federal Home Loan Mortgage Corp., 6.500% 30-Year
10/31/06	UBS	4,000	4.860%	27
Federal Home Loan Mortgage Corp., 7.000% 30-Year
10/31/06	UBS	4,000	4.780%	2
Federal National Mortgage Assn., 4.500% 15-Year
10/31/06	UBS	6,000	4.580%	65
12/31/06	UBS	12,000	5.130%	-
Federal National Mortgage Assn., 5.000% 30-Year
10/31/06	UBS	1,000	5.150%	17

				1,070

*BOA-Bank of America.
LBI-Lehman Brothers International.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.